Document and Entity Information	9 Months Ended
Sep. 29, 2012
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Sep 29, 2012
Entity Registrant Name	DJO FINANCE LLC
Entity Central Index Key	0001395317
Entity Filer Category	Non-accelerated Filer

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 38,225	$ 38,169	$ 38,132
Accounts receivable, net	160,156	158,982	145,523
Inventories, net	143,801	128,699	94,460
Deferred tax assets, net	43,770	43,458	48,061
Prepaid expenses and other current assets	23,134	18,791	23,419
Total current assets	409,086	388,099	349,595
Property and equipment, net	104,930	107,108	93,660
Goodwill	1,229,941	1,228,778	1,188,887
Intangible assets, net	1,059,936	1,132,694	1,110,841
Other assets	48,148	38,181	36,807
Total assets	2,852,041	2,894,860	2,779,790
Current liabilities:
Accounts payable	58,075	57,926	48,947
Accrued interest	44,829	20,928	15,578
Current portion of debt and capital lease obligations	8,614	8,820	8,821
Other current liabilities	86,088	81,771	81,709
Total current liabilities	197,606	169,445	155,055
Long-term debt and capital lease obligations	2,156,863	2,159,091	1,816,291
Deferred tax liabilities, net	251,284	252,194	289,913
Other long-term liabilities	15,187	16,174	11,712
Total liabilities	2,620,940	2,596,904	2,272,971
Commitments and contingencies
DJO Finance LLC membership equity:
Member capital	839,434	834,871	830,994
Accumulated deficit	(611,390)	(539,276)	(324,807)
Accumulated other comprehensive income (loss)	315	218	(2,048)
Total membership equity	228,359	295,813	504,139
Noncontrolling interests	2,742	2,143	2,680
Total equity	231,101	297,956	506,819
Total liabilities and equity	$ 2,852,041	$ 2,894,860	$ 2,779,790

Consolidated Statements of Operations (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2010	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net sales	$ 273,986	$ 284,155	$ 263,118	$ 277,786	$ 249,711	$ 249,811	$ 233,559	$ 242,527	$ 240,076	$ 838,910	$ 790,615	$ 1,074,770	$ 965,973	$ 946,126
Cost of sales (exclusive of amortization of intangible assets)	108,297		107,463							328,334	311,709	418,138	345,270	338,719
Gross profit	165,689	177,726	155,655	166,696	156,555	160,607	149,412	157,962	152,722	510,576	478,906	656,632	620,703	607,407
Operating expenses:
Selling, general and administrative	110,735		115,854							342,617	361,761	487,084	433,408	420,758
Research and development	7,938		6,477							21,695	19,721	26,850	21,892	23,540
Amortization of intangible assets	24,487		24,435							73,505	69,373	93,957	77,523	77,254
Impairment of goodwill and intangible assets												141,006		6,998
Operating Expenses, Total	143,160		146,766							437,817	450,855	748,897	532,823	528,550
Operating (loss) income	22,529	(120,316)	8,889	7,243	11,919	32,895	21,445	15,969	17,571	72,759	28,051	(92,265)	87,880	78,857
Other income (expense):
Interest expense	(46,411)		(42,764)							(134,899)	(126,320)	(169,332)	(155,181)	(157,032)
Interest income	46		77							151	240	345	310	1,033
Loss on modification and extinguishment of debt										(9,398)	(2,065)	(2,065)	(19,798)
Other income (expense), net	1,870		(6,004)							2,931	(1,551)	(2,814)	859	6,073
Nonoperating Income (Expense), Total	(44,495)		(48,691)							(141,215)	(129,696)	(173,866)	(173,810)	(149,926)
(Loss) income from continuing operations before income taxes	(21,966)		(39,802)							(68,456)	(101,645)	(266,131)	(85,930)	(71,069)
Income tax (provision) benefit	(569)		14,096							(3,044)	36,055	52,544	34,255	21,678
(Loss) income from continuing operations												(213,587)	(51,675)	(49,391)
Loss from discontinued operations, net of tax														(319)
Net (loss) income	(22,535)	(147,997)	(25,706)	(18,960)	(20,924)	(11,372)	(7,531)	564	(33,336)	(71,500)	(65,590)	(213,587)	(51,675)	(49,710)
Net income attributable to noncontrolling interests	(27)		(58)							(614)	(668)	(882)	(857)	(723)
Net income (loss) attributable to DJO Finance LLC	$ (22,562)	$ (148,211)	$ (25,764)	$ (19,255)	$ (21,239)	$ (11,402)	$ (7,715)	$ 243	$ (33,658)	$ (72,114)	$ (66,258)	$ (214,469)	$ (52,532)	$ (50,433)

Consolidated Statements of Operations (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Amortization of intangible assets	$ 9,837	$ 9,688	$ 29,513	$ 28,831	$ 38,668	$ 36,343	$ 37,884

Consolidated Statements of Equity (USD $) In Thousands	Total	Member capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total membership equity	Noncontrolling Interest
Beginning Balance at Dec. 31, 2008	$ 600,109	$ 824,235	$ (221,842)	$ (4,027)	$ 598,366	$ 1,743
Net (loss) income	(49,710)		(50,433)		(50,433)	723
Other comprehensive income (loss), net of taxes	4,588			4,545	4,545	43
Stock-based compensation	3,382	3,382			3,382
Ending Balance at Dec. 31, 2009	558,369	827,617	(272,275)	518	555,860	2,509
Net (loss) income	(51,675)		(52,532)		(52,532)	857
Other comprehensive income (loss), net of taxes	(2,695)			(2,566)	(2,566)	(129)
Stock-based compensation	1,888	1,888			1,888
Investment by parent	1,489	1,489			1,489
Dividend paid by subsidiary to owners of noncontrolling interests	(557)					(557)
Ending Balance at Dec. 31, 2010	506,819	830,994	(324,807)	(2,048)	504,139	2,680
Net (loss) income	(213,587)		(214,469)		(214,469)	882
Other comprehensive income (loss), net of taxes	2,213			2,266	2,266	(53)
Stock-based compensation	2,701	2,701			2,701
Investment by parent	3,176	3,176			3,176
Cancellation of vested options	(2,000)	(2,000)			(2,000)
Dividend paid by subsidiary to owners of noncontrolling interests	(1,366)					(1,366)
Ending Balance at Dec. 31, 2011	297,956	834,871	(539,276)	218	295,813	2,143
Net (loss) income	(71,500)		(72,114)		(72,114)	614
Other comprehensive income (loss), net of taxes	82			97	97	(15)
Stock-based compensation	3,563	3,563			3,563
Investment by parent	1,000	1,000			1,000
Ending Balance at Sep. 29, 2012	$ 231,101	$ 839,434	$ (611,390)	$ 315	$ 228,359	$ 2,742

Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income (loss)	$ (22,535)	$ (25,706)	$ (71,500)	$ (65,590)	$ (213,587)	$ (51,675)	$ (49,710)
Other comprehensive (loss) income, net of taxes:
Foreign currency translation adjustments, net of tax benefit (provision)	2,119	(5,790)	82	817	(1,896)	(5,435)	3,353
Unrealized loss on cash flow hedges, net of tax benefit		(6)		(265)	(272)	(4,708)	(9,827)
Reclassification adjustment for losses on cash flow hedges included in net loss, net of tax (provision)		1,115		3,290	4,381	7,448	11,062
Other comprehensive (loss) income	2,119	(4,681)	82	3,842	2,213	(2,695)	4,588
Comprehensive income (loss)	(20,416)	(30,387)	(71,418)	(61,748)	(211,374)	(54,370)	(45,122)
Comprehensive loss (income) attributable to noncontrolling interests	(97)	139	(599)	(700)	(829)	(728)	(766)
Comprehensive income (loss) attributable to DJO Finance LLC	$ (20,513)	$ (30,248)	$ (72,017)	$ (62,448)	$ (212,203)	$ (55,098)	$ (45,888)

Consolidated Statements of Comprehensive Loss (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Foreign currency translation adjustments, tax benefit (provision)	$ (1,488)	$ 3,173	$ (546)	$ (450)	$ 1,681	$ 942	$ (2,153)
Unrealized loss on cash flow hedges, tax benefit		4		171	175	2,965	6,309
Reclassification adjustment for losses on cash flow hedges included in net loss, tax (provision)		$ (693)		$ (2,095)	$ (2,773)	$ (4,764)	$ (7,102)

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows From Operating Activities:
Net income (loss)	$ (71,500)	$ (65,590)	$ (213,587)	$ (51,675)	$ (49,710)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	22,673	21,305	27,294	25,996	27,896
Amortization of intangible assets	73,505	69,373	93,957	77,523	77,254
Amortization of debt issuance costs and non-cash interest expense	7,729	6,270	8,476	13,272	12,679
Stock-based compensation expense	3,563	1,700	2,701	1,888	3,382
Impairment of goodwill and intangible assets			141,006		6,998
Loss (gain) on disposal of assets, net	936	683	4,385	2,067	(2,094)
Deferred income tax (benefit) expense	(1,836)	(43,074)	(60,620)	(39,687)	(23,690)
Provisions for doubtful accounts and sales returns	16,442	22,455	31,673	33,077	34,904
Inventory reserves	4,440	5,812	7,706	6,596	7,462
Loss on modification and extinguishment of debt	9,398			19,798
Gain on sale of discontinued operations					(393)
Changes in operating assets and liabilities, net of acquired assets and liabilities:
Accounts receivable	(17,677)	(18,831)	(32,231)	(33,105)	(15,156)
Inventories	(16,568)	(11,450)	(13,190)	(13,908)	(1,868)
Prepaid expenses and other assets	(3,670)	2,277	8,435	(4,837)	3,438
Accrued interest	23,897	37,280	5,351	4,610	2
Accounts payable and other current liabilities	(29)	11,908	12,249	(16,021)	(13,310)
Net cash (used in) provided by operating activities	51,303	40,118	23,605	25,594	67,794
Cash Flows From Investing Activities:
Purchases of property and equipment	(23,448)	(29,217)	(39,397)	(27,247)	(28,872)
Cash paid in connection with acquisitions, net of cash acquired		(317,669)	(317,669)	(2,045)	(13,086)
Proceeds received upon sale of discontinued operations, net					21,846
Other investing activities, net	(656)	(1,479)	(1,596)	(903)	4,112
Net cash used in investing activities	(24,104)	(348,365)	(358,662)	(30,195)	(16,000)
Cash Flows From Financing Activities:
Proceeds from issuance of debt	751,700	400,000	439,000	447,130	68,260
Repayments of debt and capital lease obligations	(754,824)	(83,620)	(96,826)	(437,367)	(103,521)
Payment of debt issuance costs	(25,234)	(7,612)	(7,694)	(10,282)
Investment by parent	1,000	3,176	3,176	1,489
Cash paid in connection with the cancellation of vested options		(2,000)	(2,000)
Dividend paid by subsidiary to owners of noncontrolling interests		(682)	(1,366)	(557)
Net cash (used in) provided by financing activities	(27,358)	309,262	334,290	413	(35,261)
Effect of exchange rate changes on cash and cash equivalents	215	176	804	(2,291)	(2,405)
Net increase (decrease) in cash and cash equivalents	56	1,191	37	(6,479)	14,128
Cash and cash equivalents at beginning of period	38,169	38,132	38,132	44,611	30,483
Cash and cash equivalents at end of period	38,225	39,323	38,169	38,132	44,611
Supplemental disclosures of cash flow information:
Cash paid for interest	103,351	78,549	151,207	139,095	144,215
Cash (refunded) paid for taxes, net	3,198	(3,932)	(956)	4,515	3,777
Non-cash investing and financing activities:
Increases in property and equipment and in other liabilities in connection with capitalized software costs		258		1,934	3,876
Issuance of notes payable in connection with acquisitions					$ 2,860

Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2011
Organization and Basis of Presentation
1.	ORGANIZATION AND BASIS OF PRESENTATION

Organization and Business

We are a global developer, manufacturer and distributor of medical devices that provide solutions for musculoskeletal health, vascular health and pain management. Our products address the continuum of patient care from injury prevention to rehabilitation after surgery, injury or from degenerative disease, enabling people to regain or maintain their natural motion. Our products are used by orthopedic specialists, spine surgeons, primary care physicians, pain management specialists, physical therapists, podiatrists, chiropractors, athletic trainers and other healthcare professionals. Our product lines include rigid and soft orthopedic bracing, hot and cold therapy, bone growth stimulators, vascular therapy systems and compression garments, therapeutic shoes and inserts, electrical stimulators used for pain management and physical therapy products. Our surgical implant business offers a comprehensive suite of reconstructive joint products for the hip, knee and shoulder.

Our current business activities are the result of a combination of ReAble Therapeutics, Inc. (ReAble), which was acquired by an affiliate of Blackstone Capital Partners V L.P. (Blackstone), and DJO Opco Holdings, Inc. (DJO Opco), formerly named DJO Incorporated. On November 20, 2007, a subsidiary of ReAble was merged with DJO Opco, with DJO Opco continuing as the surviving corporation (the DJO Merger). As a result of the DJO Merger, DJO Opco became a subsidiary of ReAble Therapeutics Finance LLC (RTFL), which is itself a wholly owned indirect subsidiary of ReAble. Following the DJO Merger, ReAble was renamed DJO Incorporated, RTFL was renamed DJO Finance LLC (DJOFL) and ReAble Finance Corporation, the co-issuer of the 10.875% Notes, 9.75% Notes and 7.75% Notes (see Note 13), was renamed DJO Finance Corporation (DJO Finco). Effective December 31, 2009, DJO Opco was merged with DJO, LLC, a wholly owned subsidiary of DJOFL. Effective February 10, 2011, DJO Incorporated changed its name to DJO Global, Inc. (DJO). Substantially all business activities of DJO are conducted by DJOFL and its wholly owned subsidiaries. Except as otherwise indicated, references to “us,” “we,” “DJOFL,” “our,” or “the Company,” refers to DJOFL and its consolidated subsidiaries.

Segment Reporting

During the second quarter of 2011, we changed the name of our Bracing and Supports segment to Bracing and Vascular to reflect the addition of our recent acquisitions, which have increased our focus on the vascular market. This segment includes the U.S. results of operations attributable to Dr. Comfort, ETI, and Circle City from their respective dates of acquisition (see Note 3). This change had no impact on previously reported segment information.

We market and distribute our products through four operating segments, Recovery Sciences, Bracing and Vascular, Surgical Implant, and International. Our Recovery Sciences, Bracing and Vascular and Surgical Implant segments generate their revenues within the United States.

Our Bracing and Vascular segment offers rigid knee braces, orthopedic soft goods, cold therapy products, vascular systems, compression therapy, and therapeutic footwear for the diabetes care market. Our Recovery Sciences segment offers home electrotherapy, inotophoresis, home traction products, bone growth stimulation products, and clinical therapy equipment. Our Surgical Implant segment offers a comprehensive suite of reconstructive joint products for the knee, hip and shoulder. Our International segment offers all of our products to customers outside the United States. See Note 19 for additional information about our reportable segments.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Estimates and assumptions are used in accounting for, among other things, contractual allowances, rebates, product returns, warranty obligations, allowances for doubtful accounts, valuation of inventories, self-insurance reserves, income taxes, loss contingencies, fair values of derivative instruments, fair values of long-lived assets and any related impairments, capitalization of costs associated with internally developed software and stock-based compensation. Actual results could differ from those estimates.

Basis of Presentation

We consolidate the results of operations of our 50% owned subsidiary Medireha GmbH (Medireha) and reflect the 50% share of results not owned by us as noncontrolling interests in our consolidated statements of operations. We maintain control of Medireha through certain rights that enable us to prohibit certain business activities that are not consistent with our plans for the business and provide us with exclusive distribution rights for products manufactured by Medireha.

The accompanying consolidated financial statements include our accounts and all voting interest entities where we exercise a controlling financial interest through the ownership of a direct or indirect majority voting interest. All significant intercompany accounts and transactions have been eliminated in consolidation.

Reclassifications and prior period adjustments

Certain reclassifications have been made to prior year amounts to conform to the current year presentation.

In the fourth quarter of fiscal year 2011, we made a reclassification in our balance sheet of the replacement parts for our instrument sets used by our Surgical Implant business. Complete instrument sets are generally loaned to surgeons to enable them to perform implant surgeries with our products. These complete sets are classified as property and equipment, net of depreciation in our consolidated balance sheet. Historically, we had presented replacement parts used for these instrument kits as finished goods in inventory, net of reserves. During the current year, we determined that the replacement parts were more appropriately classified as a non-current asset in property and equipment rather than a current asset in inventory. Accordingly, we have reclassified the balance of these replacement parts in our consolidated balance sheets as of December 31, 2011 and 2010. This change resulted in an increase to property and equipment and a decrease to inventory of $8.6 million as of December 31, 2010.

In addition, during the fourth quarter of fiscal year 2011, we identified and corrected an immaterial error which impacted the consolidated financial statements for the years ended December 31, 2010 and 2009, related to the elimination of intercompany profits on the sale of products between subsidiaries. This error resulted in an overstatement of cost of goods sold of $1.1 million and $3.1 million for the years ended December 31, 2009 and 2010, respectively.

Based on a quantitative and qualitative analysis of the error as required by SEC Staff Accounting Bulletin No. 108 Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements (SAB 108), we determined that correcting the cumulative impact of this error, which decreased cost of goods sold and increased property and equipment by $4.2 million in the fourth quarter of the year ended December 31, 2011, was not material to the results for the year ended December 31, 2011 or any prior period.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies
2.	SIGNIFICANT ACCOUNTING POLICIES

Cash and Cash Equivalents. Cash consists of deposits with financial institutions. We consider all short-term, highly liquid investments and investments in money market funds and commercial paper with remaining maturities of less than three months at the time of purchase to be cash equivalents. While our cash and cash equivalents are on deposit with high-quality institutions, such deposits exceed Federal Deposit Insurance Corporation insured limits.

Allowance for Doubtful Accounts. We make estimates of the collectability of accounts receivable. Management analyzes accounts receivable historical collection rates and bad debts write-offs, customer concentrations, customer credit-worthiness and current economic trends when evaluating the adequacy of the allowance for doubtful accounts.

Sales Returns and Allowances. We make estimates of the amount of sales returns and allowances that will eventually be incurred. Management analyzes sales programs that are in effect, contractual arrangements, market acceptance and historical trends when evaluating the adequacy of sales returns and allowance accounts. We estimate contractual discounts and allowances for reimbursement amounts from our third party payor customers based on negotiated contracts and historical experience.

Inventories. We state our inventories at the lower of cost or market. We use standard cost methodology to determine cost basis for our inventories. This methodology approximates actual cost on a first-in, first-out basis. We establish reserves for slow moving and excess inventory, product obsolescence, shrinkage and other valuation impairments based on future demand and historical experience.

Property and Equipment. Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets that range from three to 25 years. Leasehold improvements and equipment under capital leases are amortized on a straight-line basis over the shorter of the lease term or estimated useful life of the asset. We capitalize surgical implant instruments that we provide to surgeons, free of charge, for use while implanting our products and the related depreciation expense is recorded as a component of selling, general and administrative expense. We also capitalize electrotherapy devices that we rent to patients and record the related depreciation expense in cost of sales.

Software Developed For Internal Use. Software is stated at cost less accumulated amortization and is amortized on a straight-line basis over estimated useful lives ranging from three to ten years. We capitalize costs of internally developed software during the development stage, including external consulting costs, cost of software licenses, and internal payroll and payroll-related costs for employees who are directly associated with a software project. Software assets are reviewed for impairment when events or circumstances indicate that the carrying value may not be recoverable. Upgrades and enhancements are capitalized if they result in added functionality. Amortization expense related to internally developed software was $2.4 million and $1.0 million for the years ended December 31, 2011 and 2010 respectively. There was no amortization expense related to internally developed software during the year ended December 31, 2009 as the assets had not yet been placed in service.

In 2008, we began implementing a new ERP system to replace six legacy accounting and finance systems and numerous other software systems with a single-entry ERP system that will be used by most of our businesses. During the year ended December 31, 2011, we determined that certain capitalized ERP assets would not be used and we recorded an impairment charge of $7.1 million which is included in selling and general administrative expense in our consolidated statement of operations. As of December 31, 2011 and 2010, we had $17.4 million and $23.5 million respectively, of unamortized internally developed software costs included within property and equipment in our consolidated balance sheets.

Intangible Assets. Our primary intangible assets are goodwill, customer relationships, patents and technology and trademarks and trade names. Goodwill represents the excess purchase price over the fair value of the identifiable net assets acquired in business combinations. Goodwill and intangible assets with indefinite useful lives are not amortized, but instead are tested for impairment at least annually. Intangible assets with definite lives are amortized over their respective estimated useful lives and reviewed for impairment when circumstances warrant. Our identifiable intangible assets subject to amortization include customer relationships, patents, intellectual property, distributor contracts and relationships, trademarks and trade names, and non-compete agreements and are being amortized using the straight-line method over their remaining weighted average useful lives of 7.7 years for customer relationships, 10.4 years for patents and technology, 5.0 years for distributor contracts and relationships, 9.2 years for trademarks and trade names, and 3.5 years for non-compete agreements.

Goodwill and Intangible Assets

We evaluate the carrying value of goodwill and indefinite life intangible assets annually on the first day of the fourth quarter or whenever events or circumstances indicate the carrying value may not be recoverable. We evaluate the carrying value of finite life intangible assets whenever events or circumstances indicate the carrying value may not be recoverable. Significant assumptions are required to estimate the fair value of goodwill and intangible assets, most notably estimated future cash flows generated by these assets. As such, these fair valuation measurements use significant unobservable inputs. Changes to these assumptions could require us to record impairment charges on these assets.

In performing our 2011 goodwill impairment test, we estimated the fair values of our reporting units using the income approach valuation methodology which includes the discounted cash flow method and the market approach valuation methodology which includes the use of market multiples. The discounted cash flows for each reporting unit were based on discrete financial forecasts developed by management for planning purposes, and required significant judgment with respect to forecasted sales, gross margin, selling, general and administrative expenses, EBITDA, capital expenditures, and the selection and use of an appropriate discount rate. For purposes of calculating the discounted cash flows of our reporting units we used estimated revenue growth rates between 0% and 11%. Cash flows beyond the discrete forecasts were estimated using a terminal value calculation, which incorporated historical and forecasted financial trends for each identified reporting unit and considered long-term earnings growth rates for publicly traded peer companies. Future cash flows were then discounted to present value at discount rates ranging from 10.7% to 12.5%, and terminal value growth rates of 3%. Publicly available information regarding comparable market capitalization was also considered in assessing the reasonableness of the cumulative fair values of our reporting units estimated using the discounted cash flow methodology.

In the fourth quarter of 2011, we determined that the carrying value of our Empi and Surgical Implant reporting units were in excess of their estimated fair values. As a result, we recorded goodwill impairment charges for the Empi and Surgical Implant reporting units of $76.7 million and $47.4 million, respectively. See Note 8 for further discussion and the factors that contributed to these impairment charges.

We have five other reporting units with goodwill assigned to them. For each of those five reporting units, the estimated fair values exceed their carrying value.

Additionally, on the first day of the fourth quarter of 2011 we tested our indefinite lived intangible assets, consisting of trade names for impairment. This test work compares the fair value of the asset with its carrying amount. To determine the fair value we applied the relief from royalty (RFR) method. Under the RFR method, the value of the trade name is determined by calculating the present value of the after-tax cost savings associated with owning the asset and therefore not being required to pay royalties for its use during the asset’s indefinite life. Significant judgments inherent in this analysis include the selection of appropriate discount rates, estimating future cash flows and the identification of appropriate terminal growth rate assumptions. Discount rate assumptions are based on an assessment of the risk inherent in the projected future cash generated by the respective intangible assets. Also subject to judgment are assumptions about royalty rates, which are based on the estimated rates at which similar brands and trademarks are being licensed in the marketplace.

In the fourth quarter of 2011, we determined that the carrying value of our Empi trade name was in excess of its estimated fair value, and recorded an impairment charge of $16.9 million. See Note 8 for further discussion and the factors that contributed to this impairment charge.

The estimates we have used are consistent with the plans and estimates that we use to manage our business, however, it is possible that the plans may change and estimates used may prove to be inaccurate. If our actual results, or the plans and estimates used in future impairment analyses, are lower than the original estimates used to assess the recoverability of these assets, we could incur significant impairment charges.

Warranty Costs. We provide expressed warranties on certain products for periods typically ranging from one to three years. We estimate our warranty obligations at the time of sale based upon historical experience and known product issues, if any.

A summary of the activity in our warranty reserves is as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
Balance, beginning of year	$2,222	$1,936	$1,761
Amount charged to expense for estimated warranty costs	105	1,283	952
Deductions for actual costs incurred	(571)	(997)	(777)

Balance, end of year	$1,756	$2,222	$1,936

Self Insurance. We are partially self insured for certain employee health benefits and product liability claims. Accruals for losses are provided based upon claims experience and actuarial assumptions, including provisions for incurred but not reported losses.

Revenue Recognition. Revenue is recognized when all four of the following criteria are met: (i) persuasive evidence that an arrangement exists; (ii) shipment of goods and passage of title; (iii) the selling price is fixed or determinable; and (iv) collectibility is reasonably assured.

We sell our Bracing and Vascular, Recovery Sciences, and International segment products through a variety of distribution channels. We sell our home therapy products to wholesale customers and directly to patients. We recognize wholesale revenue when we ship our products to our wholesale customers. We recognize home therapy retail revenue, both rental and purchase, when our product has been dispensed to the patient and the patient’s insurance has been verified. We recognize revenue for product shipped directly to the patient at the time of shipment. For retail products that are sold from our inventories consigned at clinic locations, we recognize revenue when we receive notice that the device has been prescribed and dispensed to the patient and the insurance has been verified or preauthorization from the insurance company has been obtained, when required.

We sell our DonJoy products through a network of independent sales representatives. We record revenues from sales made by sales representatives, who are paid commissions, when the product is shipped to the customer. For certain of our other products, we sell directly to the patient and bill a third party payor, if applicable, on behalf of the patient.

We sell our ProCare, Aircast and clinical rehabilitation products to distributors. We record revenue at the time product is shipped to the distributor. Distributors take title to the products, assume credit and product obsolescence risks, must pay within specified periods regardless of when they sell or use the products and have no price protection except for distributors who participate in our rebate program.

We sell our products to customers outside the United States through wholly owned subsidiaries or independent distributors. We record revenue from sales to distributors at the time product is shipped to the distributor. Our international distributors take title to the products, assume credit and product obsolescence risks, must pay within specified periods regardless of when they sell the products and have no price protection. We record revenue from sales made by our wholly owned subsidiaries at the time product is shipped to the customer.

We sell our Surgical Implant products through a network of independent sales representatives. We record revenues from sales made by sales representatives, who are paid commissions at the time the product is used in a surgical procedure (implanted in a patient) and a purchase order is received from the hospital. We include amounts billed to customers for freight in revenue.

We reduce revenue by estimates of potential future product returns and other allowances. Revenues are also reduced by rebates related to sales transacted through distribution agreements that provide the distributors with a right to return inventory or take certain pricing adjustments based on sales mix or volume. Provisions for product returns and other allowances are recorded as a reduction to revenue in the period sales are recognized.

Advertising Costs. We expense advertising costs as they are incurred. For the years ended December 31, 2011, 2010 and 2009, advertising costs were $17.1 million, $10.4 million, and $5.4 million, respectively.

Shipping and Handling Expenses. Shipping and handling expenses are included within cost of sales in our consolidated statements of operations.

Stock Based Compensation. We maintain a stock option plan under which stock options have been granted to both employees and non-employees. All share based payments to employees are recognized in the financial statements based on their grant date fair values and our estimates of forfeitures. We amortize stock-based compensation for service-based awards granted on a straight-line basis over the requisite service (vesting) period for the entire award. Other awards vest upon the achievement of certain pre-determined performance targets, and compensation expense is recognized to the extent the achievement of the performance targets is deemed probable.

Income Taxes. Income taxes are accounted for under the asset and liability method, whereby deferred tax assets and liabilities are recognized and measured using enacted tax rates in effect for each taxing jurisdiction in which we operate for the year in which those temporary differences are expected to be recognized. Net deferred tax assets are then reduced by a valuation allowance if we believe it more-likely-than-not such net deferred tax assets will not be realized.

Foreign Currency Translation and Transactions. The reporting currency of DJOFL is the U.S. Dollar. Assets and liabilities of foreign subsidiaries (including intercompany balances for which settlement is not anticipated in the foreseeable future) are translated at the spot rate in effect at the applicable reporting date, and our consolidated statement of operations is translated at the average exchange rates in effect during the applicable period. The resulting unrealized cumulative translation adjustment, net of applicable income taxes, is recorded as a component of accumulated other comprehensive income (loss) in our consolidated statement of equity. Cash flows from our operations in foreign countries are translated at the average rate for the applicable period. The effect of exchange rates on cash balances held in foreign currencies are separately reported in our consolidated statements of cash flows.

Transactions denominated in currencies other than our or our subsidiaries’ functional currencies are recorded based on exchange rates at the time such transactions arise. Changes in exchange rates with respect to amounts recorded in our consolidated balance sheets related to such transactions result in transaction gains and losses that are reflected in our consolidated statements of operations as either unrealized (based on the applicable period end translation) or realized (upon settlement of the transactions).

Derivative Financial Instruments. All derivative instruments are recognized in the financial statements and measured at fair value regardless of the purpose or intent for holding them.

We make use of debt financing as a source of funds and are therefore exposed to interest rate fluctuations in the normal course of business. Our credit facilities are subject to floating interest rates. Historically, we used interest rate swaps to manage the risk of unfavorable movements in interest rates on a portion of the outstanding loan balance, thereby locking in a fixed rate on a portion of the principal, reducing the effect of possible rising interest rates and making interest expense more predictable. Our interest rate swaps expired on December 31, 2011. These interest rate swap agreements were designated as cash flow hedges for accounting purposes, and therefore, changes in the fair values of the derivatives were recorded in accumulated other comprehensive income (loss) and are subsequently recognized in earnings when the hedged item affects earnings.

We use foreign exchange forward contracts to hedge expense commitments that are denominated in currencies other than the U.S. dollar. The purpose of our foreign currency hedging activities is to fix the dollar value of specific commitments and payments to foreign vendors. Before acquiring a derivative instrument to hedge a specific risk, potential natural hedges are evaluated. While our foreign exchange contracts act as economic hedges, we have not designated such instruments as hedges for accounting purposes. Therefore, gains and losses resulting from changes in the fair values of these derivative instruments are recorded in other income (expense), net, in our consolidated statements of operations.

The fair value of our derivative instruments has been determined through the use of models that consider various assumptions, including time value and yield curves, as well as other relevant economic measures, which are inputs that are classified as Level 2 in the valuation hierarchy (see Notes 11 and 12).

Comprehensive Income (Loss). Comprehensive income (loss) includes net income (loss) as per our consolidated statement of operations and other comprehensive income (loss). Other comprehensive income (loss), which is comprised of unrealized gains and losses on foreign currency translation adjustments and cash flow hedges, net of tax, is included in our consolidated statement of equity as accumulated other comprehensive income (loss).

Concentration of Credit Risk. We sell the majority of our products in the United States to orthopedic professionals, hospitals, distributors, specialty dealers, insurance companies, managed care companies and certain governmental payors such as Medicare. International sales comprised 26.0%, 25.3%, and 25.5% of our net sales for the years ended December 31, 2011, 2010, and 2009, respectively. International sales are generated from a diverse group of customers through our wholly owned subsidiaries and certain independent distributors. Credit is extended based on an evaluation of the customer’s financial condition and generally collateral is not required. We provide a reserve for estimated bad debts. Management reviews and revises its estimates for credit losses from time to time and such credit losses have generally been within management’s estimates. In each of the years ended December 31, 2011, 2010 and 2009, we had no individual customer or distributor that accounted for 10% or more of our total annual net sales.

Fair Value of Financial Instruments. The carrying amounts of our short-term financial instruments, including cash and cash equivalents, accounts receivable and accounts payable, approximate fair values due to their short-term nature. The fair values of our variable rate debt, including borrowings under our Senior Secured Credit Facility, approximate carrying value due to the variable interest rate features on these instruments. See Note 13 for information concerning the fair value of our fixed rate debt.

Recent Accounting Standards. We do not believe that any recently issued accounting standards will have a material impact on our consolidated financial statements.

Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions
3.	ACQUISITIONS

During 2011, we made the following acquisitions, all of which are included in our Bracing and Vascular segment with the exception of the international activities of Dr. Comfort and ETI, which are included in our International segment:

On April 7, 2011, we acquired all of the LLC membership interests of Rikco International, LLC, D/B/A Dr. Comfort (Dr. Comfort), for a total purchase price of $257.5 million. Dr. Comfort is a provider of therapeutic footwear, which serves the diabetes care market in podiatry practices, orthotic and prosthetic centers, home medical equipment providers and independent pharmacies.

Of the total purchase price, $24.5 million was paid to a third party escrow agent to secure the indemnity obligations of the seller and to secure any post closing obligations resulting from the final determination of working capital and cash on hand as of the closing date. Following a post-closing purchase price adjustment which was deducted from the escrow account, the balance in the escrow account at December 31, 2011 was $23.5 million.

The acquisition was funded using proceeds from $300.0 million of new 7.75% senior notes (7.75% Notes) issued in April 2011 (see Note 13). In connection with the acquisition of Dr. Comfort, we incurred $11.3 million of direct acquisition costs during the year ended December 31, 2011, which are included in selling and general administrative expense in our consolidated statement of operations. Fees and expenses related to the acquisition of Dr. Comfort and the issuance of the 7.75% Notes included $3.9 million of bridge financing fees paid to Credit Suisse. In addition, we paid $5.0 million of transaction and advisory fees paid to Blackstone Advisory Partners, L.P., an affiliate of our major shareholder (see Note 18).

On March 10, 2011, we acquired substantially all of the assets of Circle City Medical, Inc. (Circle City). Circle City markets orthopedic soft goods and medical compression therapy products to independent pharmacies and home healthcare dealers. The purchase price was $11.7 million, of which $1.3 million was withheld from the closing date payment and was paid to a third party escrow agent to secure the indemnity obligations of the seller. An additional $1.3 million was deposited into escrow for the retention of a key employee union will be recognized as compensation expense over the retention period of 24 months. Direct acquisition costs associated with the Circle City acquisition of $0.1 million are included in selling, general and administrative expense in our consolidated statement of operations. We financed the acquisition with cash on hand and a draw of $7.0 million on our revolving line of credit. Up to an additional $2.0 million may be earned by the sole shareholder of Circle City as a royalty payment based on future sales of a specific product line over the next six years. This potential royalty payment was evaluated separately from the acquisition of the assets and liabilities of Circle City, and the royalty payments will be expensed as they are earned. For the year ended December 31, 2011, royalty payments made to the seller for sales of this product line were not significant to the Company.

On February 4, 2011, we purchased certain assets of an e-commerce business (BetterBraces.com), which offers various bracing, cold therapy and electrotherapy products, for total consideration of $3.0 million. Of the total purchase price, $1.8 million was paid in cash at closing, $0.4 million was offset against accounts receivable due from the seller, $0.5 million was retained to fully repay outstanding principal and accrued interest due from the seller under a revolving convertible promissory note, and $0.3 million was held back until February 4, 2012 as security for potential indemnification claims. No claims were made and the holdback was paid to the seller in February 2012. The acquisition was financed using cash on hand.

On January 4, 2011, we acquired all of the outstanding shares of capital stock of Elastic Therapy, Inc. (ETI), a designer and manufacturer of private label medical compression therapy products used to treat and prevent a wide range of venous disorders. The purchase price was $46.4 million, of which a total of $3.6 million was deposited in escrow for up to one year to fund potential indemnity of claims. No claims were made and the holdback was paid in January 2012. An additional $1.0 million was deposited in escrow for the retention of certain key employees to be paid in installments six months, nine months and twelve months after the closing date, with the first installment paid to the sellers in July 2011. This balance was expensed over the period it was earned. Direct acquisition costs associated with the ETI acquisition of $0.3 million are included in selling, general and administrative expense in our consolidated statement of operations. The acquisition was financed using cash on hand and a draw of $35.0 million on our revolving line of credit. On January 5, 2011, we converted ETI to a limited liability company.

During the years ended December 31, 2010 and 2009, we acquired businesses from four independent international distributors of our products. Our primary reason for these acquisitions was to improve the profitability of our sales and to expand the range of our products sold in these markets, which we believe we can accomplish more successfully by participating directly in the markets, instead of through independent distributors.

On September 20, 2010, we acquired certain assets and contractual rights from an independent South African distributor of DonJoy products for total consideration of $1.9 million, which included a cash payment of $1.2 million on the closing date, forgiveness of $0.4 million of accounts receivable from the distributor and holdbacks of $0.3 million related primarily to potential indemnification claims, which was to be paid in September 2011 if there are no such claims. We have withheld this payment pending resolution of certain post-closing adjustments.

On August 4, 2009, we acquired Chattanooga Group Inc. (Chattanooga Canada), an independent Canadian distributor of Chattanooga products, for $7.2 million. Pursuant to the terms of the acquisition agreement and included within the purchase price, was a $1.4 million indemnification holdback, which accrued interest at an annual rate of 2.5% for the first 18 months and a variable rate thereafter; and a $1.4 million promissory note, which accrued interest at an annual rate of 6%. We paid the promissory note and related interest thereon in August 2010. The holdback provides security for potential indemnification claims and, if not used for that purpose, is payable to the sellers. The first half of the holdback amount not used to cover indemnification claims, including interest thereon, was paid in May 2011. The second half of the holdback amount, including interest thereon, will be payable in 2012 if not used to cover indemnification claims.

On August 4, 2009, we acquired Empi Canada Inc. (Empi Canada), an independent Canadian distributor of Empi products, for $7.4 million. Pursuant to the terms of the acquisition agreement and included within the purchase price was a $1.4 million indemnification holdback, which accrued interest at an annual rate of 2.5% for the first 18 months and a variable rate thereafter; and a $1.4 million promissory note, which accrued interest at an annual rate of 6%. We paid the promissory note and related interest thereon in August 2010. The holdback provides security for potential indemnification claims and, if not used for that purpose, is payable to the sellers. The first half of the holdback amount not used to cover indemnification claims, including interest thereon, was paid in May 2011. The second half of the holdback amount, including interest thereon, will be payable in 2012 if not used to cover indemnification claims.

On February 3, 2009, we acquired DonJoy Orthopaedics Pty., Ltd. (DJO Australia), an independent Australian distributor of DonJoy products, for $3.4 million. Pursuant to the terms of the acquisition agreement, and included within the purchase price, was $0.8 million, representing the acquisition date fair value of the additional amount payable to the selling shareholder if certain revenue targets were met by December 31, 2009. We attained these revenue targets and paid the $0.8 million to the selling shareholder in the first quarter of 2010.

The purchase price for each of these acquisitions was allocated to the fair values of the net tangible and intangible assets acquired as follows (in thousands):

(in thousands):	Dr. Comfort	Circle City	BetterBraces.com	ETI	DJO South Africa	Chattanooga Canada	Empi Canada	DJO Australia
Cash	$59	$—	$—	$817	$—	$59	$29	$912
Accounts receivable	9,187	572	—	3,690	—	423	300	397
Inventory	27,241	1,736	—	2,133	435	261	536	725
Other current assets	2,108	—	—	1,542	—	—	19	12
Property and equipment	2,183	—	—	7,230	310	—	—
Other non-current assets	1,607	—	—	394	—	—	—

Liabilities assumed	(25,965)	(406)	—	(11,485)	—	(2,254)	(1,033)	(1,120)
Identifiable intangible assets (1):
Customer relationships	72,100	3,700	75	13,400	1,103	5,058	2,512	1,614
Technology	7,000	—	1,120	6,000	—	—	—	—
Non-compete	1,200	200	185	1,600	—	253	174	—
Trademarks and trade names	22,200	1,400	50	—	—	—	—	—
Goodwill	138,548	4,469	1,570	21,085	64	3,354	4,902	899

Total purchase price	$257,468	$11,671	$3,000	$46,406	$1,912	$7,154	$7,439	$3,439

(1)	The fair value of customer relationships was assigned to relationships with major pharmaceutical, medical and home healthcare distributors and certain other customers existing on the acquisition date based upon an estimate of the future discounted cash flows that would be derived from those customers, after deducting contributory asset charges.

The fair value of technology was determined primarily by estimating the present value of future royalty costs that will be avoided due to our ownership of the patents and technology acquired.

The fair value of non-compete agreements was assigned to non-compete agreements entered into with certain executive officers and senior management. The values were determined by estimating the present value of the cash flows associated with having these agreements in place, less the present value of the cash flows assuming the non-compete agreements were not in place.

The fair value of trademarks and trade names was determined primarily by estimating the present value of future royalty costs that will be avoided due to our ownership of the trade names and trademarks acquired.

The useful lives of the intangible assets acquired were estimated based on the underlying agreements and/or the future economic benefit expected to be received from the assets.

(2)	Goodwill represents the excess purchase price over the fair value of the identifiable net assets acquired. We anticipate future cost savings as a result of the Chattanooga Canada and Empi Canada acquisitions, driven by estimated synergies from operating efficiencies as we combine these businesses with our existing business in Canada. This is the primary reason the purchase prices for Chattanooga Canada and Empi Canada resulted in the recognition of goodwill. We acquired Dr. Comfort to expand our product offerings and increase our addressable market. We also believe there are certain cost reduction synergies that may be realized when certain portions of the Dr. Comfort business are integrated with our existing businesses and as we implement lean principles in Dr. Comfort’s supply chain and distribution activities. We acquired ETI in order to expand our product offerings and vertically integrate into ETI products which we currently acquire from a third party manufacturer. In addition, we believe there are cost reduction synergies to be realized with the implementation of lean manufacturing methodology. Among the factors which resulted in the recognition of goodwill for Circle City were consolidation of warehouse facilities and expected cost savings from reduction of redundant general and administrative expenses. Among the factors which resulted in the recognition of goodwill for BetterBraces.com were expected cost savings resulting from production and distribution efficiencies and from reduction of redundant general and administrative expenses.

Goodwill related to our Circle City and BetterBraces.com acquisitions is expected to be deductible for tax purposes.

The goodwill arising from our 2011 acquisitions was allocated to our reportable segments as follows (in thousands):

December 31, 2011
Bracing and Vascular	$140,656
International	25,016

$165,672

The results of operations attributable to each acquisition are included in our condensed consolidated financial statements from the date of acquisition. The pro forma financial results presented below (in thousands) give effect to the acquisitions of Dr. Comfort, ETI, and Circle City as if such acquisitions had been completed as of the beginning of each of the periods presented. These pro forma results are not necessarily indicative of the operating results that would have been achieved had these acquisitions occurred on such date.

	Year Ended December 31,
	2011	2010
Net sales	$1,095,433	$1,070,757

Net loss attributable to DJOFL	$(209,163)	$(94,836)

Our condensed consolidated statements of operations for the year ended December 31, 2011 include $86.0 million of aggregate net sales and $1.5 million of aggregate net loss attributable to our acquisitions of Dr. Comfort, ETI, and Circle City.

Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations
4.	DISCONTINUED OPERATIONS

On June 12, 2009 we sold our Empi Therapy Solutions (ETS) catalog business, formerly known as Rehab Medical Equipment, or RME, to Patterson Medical Supply, Inc. for $21.8 million. Our ETS business, which was included within our Recovery Sciences segment, sold a wide range of proprietary and third party rehabilitation products to physical therapists and chiropractors through printed catalogs and an on-line e-commerce site. As such, results of the ETS business for periods prior to the date of sale are presented as discontinued operations. The operating results of ETS that are classified as discontinued operations in our consolidated statements of operations are summarized in the following table (in thousands):

Year Ended December 31, 2009
Net sales	$13,450

Pre-tax income	6,590
Income tax provision	(6,909)

Net income (loss)	$(319)

Included within discontinued operations for the year ended December 31, 2009 is a pre-tax gain on disposal of discontinued operations of $6.6 million, which includes $12.0 million of goodwill associated with the ETS business, based on the relative fair values of ETS and the portion of the reporting unit that remained. The effective tax rate for the discontinued operations for the year ended December 31, 2009 was 105%. This rate differs from the amount which would have been recorded using the U.S. Federal statutory income tax rate of 35% due primarily to a large difference in the book and tax basis of goodwill disposed of.

Accounts Receivable Reserves	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Accounts Receivable Reserves

2. ACCOUNTS RECEIVABLE RESERVES

A summary of activity in our accounts receivable reserves for doubtful accounts and sales returns is presented below (in thousands):

	Nine Months Ended
	September 29, 2012	October 1, 2011
Balance, beginning of period	$38,315	$53,076
Provision for doubtful accounts and sales returns	16,442	22,455
Write-offs, net of recoveries	(23,666)	(24,288)

Balance, end of period	$31,091	$51,243

5.	ACCOUNTS RECEIVABLE RESERVES

A summary of activity in our accounts receivable reserves for doubtful accounts and sales returns is presented below (in thousands):

	Year Ended December 31,
	2011	2010	2009
Balance, beginning of year	$53,076	$48,306	$36,521
Provision for doubtful accounts and sales returns	31,673	33,077	34,904
Write-offs, net of recoveries	(46,434)	(28,307)	(23,119)

Balance, end of year	$38,315	$53,076	$48,306

Inventories	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Inventories

3. INVENTORIES

Inventories consist of the following (in thousands):

	September 29, 2012	December 31, 2011
Components and raw materials	$47,411	$50,322
Work in process	5,310	4,681
Finished goods	83,966	60,839
Inventory held on consignment	23,846	27,003

	160,533	142,845
Less inventory reserves	(16,732)	(14,146)

	$143,801	$128,699

A summary of the activity in our reserves for estimated slow moving, excess, obsolete and otherwise impaired inventory is presented below (in thousands):

	Nine Months Ended
	September 29, 2012	October 1, 2011
Balance, beginning of period	$14,146	$12,853
Provision charged to cost of sales	4,440	5,812
Write-offs, net of recoveries	(1,854)	(3,539)

Balance, end of period	$16,732	$15,126

The write-offs to the reserve were primarily related to the disposition of fully reserved inventory.

6.	INVENTORIES

Inventories consist of the following (in thousands):

	December 31, 2011	December 31, 2010
Components and raw materials	$50,322	$27,287
Work in process	4,681	5,478
Finished goods	60,839	51,956
Inventory held on consignment	27,003	22,592

	142,845	107,313
Inventory reserves	(14,146)	(12,853)

	$128,699	$94,460

A summary of the activity in our reserves for estimated slow moving, excess, obsolete and otherwise impaired inventory is presented below (in thousands):

	Year Ended December 31,
	2011	2010	2009
Balance, beginning of year	$12,853	$13,063	$17,798
Provision charged to costs of sales	7,706	6,596	7,462
Write-offs, net of recoveries	(6,413)	(6,806)	(12,197)

Balance, end of year	$14,146	$12,853	$13,063

The write-offs to the reserve were principally related to the disposition of fully reserved inventory.

Property and Equipment, Net	12 Months Ended
Dec. 31, 2011
Property and Equipment, Net
7.	PROPERTY AND EQUIPMENT, NET

Property and equipment consists of the following (in thousands):

	December 31, 2011	December 31, 2010	Depreciable lives (years)
Land	$266	$100	Indefinite
Buildings and improvements	22,646	18,832	3 to 25
Equipment	92,816	73,225	2 to 7
Software	29,314	21,260	3 to 10
Furniture and fixtures	17,335	14,031	3 to 8
Surgical implant instrumentation	40,739	33,231	5
Construction in progress	8,753	15,572	N/A

	211,869	176,251
Accumulated depreciation and amortization	(104,761)	(82,591)

Property and equipment, net	$107,108	$93,660

Depreciation and amortization expense relating to property and equipment (including equipment under capital leases) was $27.3 million, $26.0 million, and $27.9 million for the years ended December 31, 2011, 2010, and 2009, respectively.

Long-Lived Assets	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Long-Lived Assets

4. LONG-LIVED ASSETS

Goodwill

Changes in the carrying amount of our goodwill for the nine months ended September 29, 2012 are presented below (in thousands):

Balance, beginning of period	$1,228,778
Foreign currency translation adjustments	1,163

Balance, end of period	$1,229,941

Intangible assets, net

Identifiable intangible assets consisted of the following (in thousands):

September 29, 2012	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, Net
Definite-lived intangible assets:
Customer relationships	$570,037	$(222,422)	$347,615
Patents and technology	460,961	(186,158)	274,803
Trademarks and trade names	23,650	(3,565)	20,085
Distributor contracts and relationships	5,226	(1,825)	3,401
Non-compete agreements	3,654	(1,518)	2,136

	$1,063,528	$(415,488)	648,040

Indefinite-lived intangible assets:
Trademarks and trade names			411,896

Net identifiable intangible assets			$1,059,936

December 31, 2011	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, Net
Definite-lived intangible assets:
Customer relationships	$569,528	$(181,396)	$388,132
Patents and technology	460,624	(156,290)	304,334
Trademarks and trade names	23,650	(1,807)	21,843
Distributor contracts and relationships	5,089	(1,206)	3,883
Non-compete agreements	3,636	(883)	2,753

	$1,062,527	$(341,582)	720,945

Indefinite-lived intangible assets:
Trademarks and trade names			411,749

Net identifiable intangible assets			$1,132,694

Our definite-lived intangible assets are being amortized using the straight-line method over their remaining weighted average useful lives of 7.0 years for customer relationships, 10.0 years for patents and technology, 4.2 years for distributor rights, 8.5 years for trademarks and trade names, and 2.8 years for non-compete agreements. Based on our amortizable intangible asset balance as of September 29, 2012, we estimate that amortization expense will be as follows for the next five years and thereafter (in thousands):

Remaining 2012	$23,589
2013	91,216
2014	89,150
2015	84,690
2016	80,836
Thereafter	278,559

$648,040

8.	LONG-LIVED ASSETS

Goodwill

Changes in the carrying amount of goodwill are presented in the table below (in thousands):

	Year Ended December 31,
	2011	2010
Balance, beginning of year	$1,188,887	$1,191,497
Acquisitions (see Note 3)	165,672	64
Impairment of goodwill	(124,106)	—
Foreign currency translation	(1,675)	(2,674)

Balance, end of year	$1,228,778	$1,188,887

During the fourth quarter of 2011, we conducted our annual goodwill impairment test. As a result of this test, we determined that the carrying value of our Empi and Surgical Implant reporting units was in excess of its estimated fair value. Fair value was estimated using the income approach valuation methodology which includes the discounted cash flow method and the market approach valuation methodology which includes the use of market multiples.

As a result, we recorded an aggregate goodwill impairment charge of $124.1 million, consisting of $76.7 million for the Empi reporting unit, within the Recovery Sciences segment and $47.4 million for the Surgical Implant reporting unit. This impairment charge was included in impairment of goodwill and intangible assets in our consolidated statement of operations.

The goodwill impairment in our Empi reporting unit resulted primarily from reductions in our projected operating results due to unfavorable decisions made by certain third party payors related to insurance pricing for certain products sold by the Empi business.

The goodwill impairment in our Surgical Implant reporting unit resulted primarily from reductions in our projected operating results and estimated future cash flows for the business.

We have five other reporting units with goodwill assigned to them. For each of those five reporting units, the estimated fair values exceed their carrying value.

Identifiable intangible assets consisted of the following (in thousands):

December 31, 2011	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, Net
Definite lived intangible assets:
Customer relationships	$569,528	$(181,396)	$388,132
Patents and technology	460,624	(156,290)	304,334
Trademarks and trade names	23,650	(1,807)	21,843
Distributor contracts and relationships	5,089	(1,206)	3,883
Non-compete agreements	3,636	(883)	2,753

	$1,062,527	$(341,582)	720,945

Indefinite lived intangible assets:
Trademarks and trade names			411,749

Net identifiable intangible assets			$1,132,694

December 31, 2010	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, Net
Definite lived intangible assets:
Customer relationships	$484,115	$(130,362)	$353,753
Patents and technology	447,437	(119,985)	327,452
Distributor contracts and relationships	789	(482)	307
Non-compete agreements	459	(129)	330

	$932,800	$(250,958)	681,842

Indefinite lived intangible assets:
Trademarks and trade names			428,999

Net identifiable intangible assets			$1,110,841

During the fourth quarter of 2011, as a result of our annual impairment test of our indefinite lived intangible assets, we determined that the carrying value of our Empi trade name was in excess of its estimated fair value and recorded an impairment charge of $16.9 million. This impairment charge was included in impairment of goodwill and intangible assets in our consolidated statement of operations.

Our definite lived intangible assets are being amortized using the straight line method over their remaining weighted average useful lives of 7.7 years for customer relationships, 10.4 years for patents and technology, 5.0 years for distributor contracts and relationships, 9.2 years for trademarks and trade names, and 3.5 years for non-compete agreements. Based on our amortizable intangible asset balance as of December 31, 2011, we estimate that amortization expense will be as follows for the next five years and thereafter (in thousands):

2012	$97,004
2013	91,116
2014	89,098
2015	84,679
2016	80,808
Thereafter	278,240

$720,945

Our goodwill and intangible assets by segment are as follows (in thousands):

December 31, 2011	Goodwill	Intangible Assets, Net
Bracing and Vascular	$705,954	$949,335
Recovery Sciences	419,299	134,693
International	103,525	31,380
Surgical Implant	—	17,286

	$1,228,778	$1,132,694

December 31, 2010	Goodwill	Intangible Assets, Net
Bracing and Vascular	$565,298	$700,953
Recovery Sciences	495,999	353,323
International	80,184	36,453
Surgical Implant	47,406	20,112

	$1,188,887	$1,110,841

Other Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Other Current Liabilities

5. OTHER CURRENT LIABILITIES

Other current liabilities consist of the following (in thousands):

	September 29, 2012	December 31, 2011
Accrued wages and related expenses	$33,378	$29,856
Accrued commissions	12,737	12,831
Income taxes payable	4,205	2,878
Accrued rebates	6,141	6,027
Accrued other taxes	3,995	4,195
Accrued professional expenses	4,248	3,927
Derivative liabilities	—	545
Other accrued liabilities	21,384	21,512

	$86,088	$81,771

9.	OTHER CURRENT LIABILITIES

Other current liabilities consist of the following (in thousands):

	December 31, 2011	December 31, 2010
Accrued wages and related expenses	$29,856	$24,154
Accrued commissions	12,831	10,402
Income taxes payable	2,878	2,656
Accrued rebates	6,027	6,006
Accrued other taxes	4,195	2,322
Accrued professional expenses	3,927	3,881
Derivative liabilities	545	6,707
Other accrued liabilities	21,512	25,581

	$81,771	$81,709

Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans
10.	EMPLOYEE BENEFIT PLANS

We have multiple qualified defined contribution plans, which allow for voluntary pre-tax contributions by employees. We pay all general and administrative expenses of the plans and may make contributions to the plans. Based on 100% of the first 1% and 50% of the next 5% of compensation deferred by employees (subject to IRS limits and non-discrimination testing), we made matching contributions of $3.7 million, $3.4 million, and $3.7 million, to the plans for the years ended December 31, 2011, 2010 and 2009, respectively. The plans provide for discretionary contributions by us, as approved by the Board of Directors. There have been no such discretionary contributions through December 31, 2011. In addition, we made contributions to our international pension plans of $0.8 million for the year ended December 31, 2011 and $0.4 million for each of the year ended December 31, 2010 and 2009.

Derivative Instruments	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Derivative Instruments

6. DERIVATIVE INSTRUMENTS

From time to time, we use derivative financial instruments to manage interest rate risk related to our variable rate credit facilities and risk related to foreign currency exchange rates. Our objective is to reduce the risk to earnings and cash flows associated with changes in foreign currency exchange rates. Before acquiring a derivative instrument to hedge a specific risk, we evaluate potential natural hedges. Factors considered in the decision to hedge an underlying market exposure include the materiality of the risk, the volatility of the market, the duration of the hedge, and the availability, effectiveness and cost of derivative instruments. We do not use derivative instruments for speculative or trading purposes.

All derivatives, whether designated as hedging relationships or not, are recorded on the balance sheet at fair value. The fair value of our derivatives are determined through the use of models that consider various assumptions, including time value, yield curves and other relevant economic measures which are inputs that are classified as Level 2 in the valuation hierarchy. The classification of gains and losses resulting from changes in the fair values of derivatives is dependent on the intended use of the derivative and its resulting designation.

Interest Rate Swap Agreements. Historically, we have used interest rate swaps from time to time to manage the risk of unfavorable movements in interest rates on a portion of the then outstanding loan balance under our senior secured credit facility. In August 2009, we entered into four interest rate swap agreements with notional amounts aggregating $300.0 million, and a weighted average fixed LIBOR rate of 2.5825%.

Our interest rate swap agreements were designated as cash flow hedges for accounting purposes, and the hedges were considered effective. As such, the effective portion of the gain or loss on the derivative instrument was reported as a component of accumulated other comprehensive income (loss) and reclassified into interest expense in our consolidated statement of operations in the period in which it affected income (loss).

These interest rate swap agreements expired on December 31, 2011. We currently have no interest rate swap agreements in place.

Foreign Currency Exchange Rate Contracts. We utilize Mexican Peso (MXN) foreign exchange forward contracts to hedge a portion of our exposure to fluctuations in foreign currency exchange rates, as our Mexico-based manufacturing operations incur costs that are largely denominated in MXN. Foreign currency exchange forward contracts held as of September 29, 2012 expire weekly through June 2013. While our foreign currency exchange forward contracts act as economic hedges, we have not designated such instruments as hedges for accounting purposes. Therefore, gains and losses resulting from changes in the fair values of these derivative instruments are recorded in other income (expense), net, in our unaudited condensed consolidated statements of operations.

Information regarding the notional amounts of our foreign exchange forward contracts is presented in the table below (in thousands):

	Notional Amount (MXN)		Notional Amount (USD)
	September 29, 2012	December 31, 2011	September 29, 2012	December 31, 2011
Foreign currency exchange contracts not designated as hedges	186,230	197,900	$12,874	$14,576

The following table summarizes the location and fair value of derivative instruments in our unaudited condensed consolidated balance sheets (in thousands):

	Balance Sheet Location	September 29, 2012	December 31, 2011
Derivative Assets:
Foreign currency exchange forward contracts not designated as hedges	Other current assets	$1,459	$—

Derivative Liabilities:
Foreign currency exchange forward contracts not designated as hedges	Other current liabilities	$—	$545

The following table summarizes the effect of derivative instruments on our unaudited condensed consolidated statements of operations (in thousands):

		Three Months Ended		Nine Months Ended
	Location of gain (loss)	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011
Interest rate swap agreements designated as cash flow hedges	Interest expense (1)	$—	$(1,807)	$—	$(5,384)
Foreign currency exchange forward contracts not designated as hedges	Other income (expense), net	281	(2,121)	2,004	(2,088)

		$281	$(3,928)	$2,004	$(7,472)

(1)	Represents the loss on derivative instruments designated as cash flow hedges, which has been reclassified from accumulated other comprehensive income (loss) into interest expense during the periods presented.

The pre-tax loss on derivative instruments designated as cash flow hedges recognized in other comprehensive income (loss) is presented below (in thousands):

	Three Months Ended		Nine Months Ended
	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011
Interest rate swaps designated as cash flow hedges	$—	$9	$—	$435

11.	DERIVATIVE INSTRUMENTS

We use derivative financial instruments to manage interest rate risk related to our variable rate credit facilities and risk related to foreign currency exchange rates. Our objective is to reduce the risk to earnings and cash flows associated with changes in interest rates and changes in foreign currency exchange rates. Before acquiring a derivative instrument to hedge a specific risk, we evaluate potential natural hedges. Factors considered in the decision to hedge an underlying market exposure include the materiality of the risk, the volatility of the market, the duration of the hedge, and the availability, effectiveness and cost of derivative instruments. We do not use derivative instruments for speculative or trading purposes.

All derivatives, whether designated as hedging relationships or not, are recorded on the balance sheet at fair value. The fair value of our derivatives is determined through the use of models that consider various assumptions, including time value, yield curves and other relevant economic measures which are inputs that are classified as Level 2 in the valuation hierarchy. The classification of gains and losses resulting from changes in the fair values of derivatives is dependent on the intended use of the derivative and its resulting designation. Our interest rate swap agreements were designated as cash flow hedges, and accordingly, effective portions of changes in the fair value of the derivatives were recorded in accumulated other comprehensive income (loss) and subsequently reclassified into our consolidated statement of operations when the hedged forecasted transaction affects income (loss). Ineffective portions of changes in the fair value of cash flow hedges are recognized in income (loss). Our foreign exchange contracts have not been designated as hedges, and accordingly, changes in the fair value of the derivatives are recorded in income (loss).

Interest Rate Swap Agreements. Our Senior Secured Credit Facility is subject to floating interest rates. Historically, we used interest rate swaps to manage the risk of unfavorable movements in interest rates on a portion of the outstanding loan balance, thereby locking in a fixed rate on a portion of the principal, reducing the effect of possible rising interest rates and making interest expense more predictable. In August 2009, we entered into four interest swap agreements with notional amounts aggregating $300.0 million, and a weighted average fixed LIBOR rate of 2.5825%. These interest rate swap agreements expired on December 31, 2011.

Our interest rate swap agreements were designated as cash flow hedges for accounting purposes, and the hedges were considered effective. As such, the effective portion of the gain or loss on the derivative instrument was reported as a component of accumulated other comprehensive income (loss) and reclassified into interest expense in our consolidated statement of operations in the period in which it affected income (loss).

Foreign Exchange Rate Contracts. We utilize Mexican Peso (MXN) foreign exchange forward contracts to hedge a portion of our exposure to fluctuations in foreign exchange rates, as our Mexico-based manufacturing operations incur costs that are largely denominated in MXN. These foreign exchange forward contracts expire weekly throughout fiscal year 2012. While our foreign exchange forward contracts act as economic hedges, we have not designated such instruments as hedges for accounting purposes. Therefore, gains and losses resulting from changes in the fair values of these derivative instruments are recorded in other income (expense), net, in our accompanying consolidated statements of operations.

Information regarding the notional amounts of our foreign exchange forward contracts is presented in the table below (in thousands):

	Notional Amount (MXN)		Notional Amount (USD)
	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010
Foreign exchange contracts not designated as hedges	197,900	116,910	$14,576	$9,428

The following table summarizes the fair value of derivative instruments in our consolidated balance sheets (in thousands):

	Balance Sheet Location	December 31, 2011	December 31, 2010
Derivative Assets:
Foreign exchange forward contracts not designated as hedges	Other current assets	$—	$374

Derivative Liabilities:
Interest rate swap agreements designated as cash flow hedges	Other current liabilities	$—	$6,707
Foreign exchange forward contracts not designated as hedges	Other current liabilities	545	—

		$545	$6,707

The following table summarizes the effect our derivative instruments have on our consolidated statements of operations (in thousands):

		Year Ended December 31,
	Location of gain (loss)	2011	2010	2009
Interest rate swap agreements designated as cash flow hedges	Interest expense (1)	$(7,154)	$(12,211)	$(18,164)
Foreign exchange forward contracts not designated as hedges	Other income (expense), net	(830)	285	2,913

		$(7,984)	$(11,926)	$(15,251)

(1)	Represents the loss on derivative instruments designated as cash flow hedges, reclassified from accumulated other comprehensive income (loss) into interest expense during the periods presented.

The pre-tax loss on derivative instruments designated as cash flow hedges recognized in other comprehensive income (loss) is presented below (in thousands):

	Year Ended December 31,
	2011	2010	2009
Interest rate swap agreements designated as cash flow hedges	$447	$7,674	$16,136

Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Fair Value Measurements

7. FAIR VALUE MEASUREMENTS

Financial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurements. Our assessment of the significance of a particular input to the fair value measurements requires judgment and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy. The following tables present the balances of assets and liabilities measured at fair value on a recurring basis (in thousands):

As of September 29, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Recorded Balance
Assets:
Foreign currency exchange forward contracts not designated as hedges	$—	$1,459	$—	$1,459

As of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Recorded Balance
Liabilities:
Foreign currency exchange forward contracts not designated as hedges	$—	$545	$—	$545

12.	FAIR VALUE MEASUREMENTS

Financial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurements. Our assessment of the significance of a particular input to the fair value measurements requires judgment and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy.

The following tables present the balances of financial assets and liabilities measured at fair value on a recurring basis (in thousands):

As of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Recorded Balance
Liabilities:
Foreign exchange forward contracts not designated as hedges	$—	$545	$—	$545

	$—	$545	$—	$545

As of December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Recorded Balance
Assets:
Foreign exchange forward contracts not designated as hedges	$—	$374	$—	$374

Liabilities:
Interest rate swap agreements designated as cash flow hedges	$—	$6,707	$—	$6,707

The following table presents the balances of nonfinancial assets measured at fair value on a non recurring basis (in thousands):

As of December 31, 2011	Recorded Balance	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Assets:
Goodwill	$169,798	$—	$—	$169,798	$124,106
Intangible assets	20,700	—	—	20,700	16,900

	$190,498	$—	$—	$190,498	$141,006

During 2011, goodwill relating to our Empi and Surgical Implant reporting units with an aggregate carrying amount of $293.9 million was written down to its implied fair value of $169.8 million, resulting in an aggregate impairment charge of $124.1 million. The implied fair value of goodwill equals the estimated fair value of the reporting unit minus the fair value of the reporting unit’s net assets. In determining the implied fair value of the goodwill of the Empi and Surgical Implant reporting units, we used unobservable inputs to estimate the fair value of the reporting unit and its assets and liabilities.

In performing our 2011 goodwill impairment test, we estimated the fair values of our reporting units using the income approach valuation methodology which includes the discounted cash flow method and the market approach valuation methodology which includes the use of market multiples. The discounted cash flows for each reporting unit were based on discrete financial forecasts developed by management for planning purposes and required significant judgment with respect to forecasted sales, gross margin, selling, general and administrative expenses, EBITDA, capital expenditures and the selection and use of an appropriate discount rate. Cash flows beyond the discrete forecasts were estimated using a terminal value calculation, which incorporated historical and forecasted financial trends for each identified reporting unit and considered long-term earnings growth rates for publicly traded peer companies. Future cash flows were then discounted to present value at discount rates ranging from 10.7% to 12.5%, and terminal value growth rates of 3%. Publicly available information regarding comparable market capitalization was also considered in assessing the cumulative fair values of our reporting units estimated using the discounted cash flow methodology.

The fair value of the reporting unit’s assets and liabilities was determined by using the same methods that are used in business combination purchase accounting. See Note 8 for further discussion and the factors that contributed to this impairment charge.

Also during 2011, we estimated the fair value of our indefinite lived intangible assets, consisting of trade names. To determine the fair value we applied the relief from royalty (RFR) method. Under the RFR method, the value of the trade name is determined by calculating the present value of the after-tax cost savings associated with owning the asset and therefore not being required to pay royalties for its use during the asset’s indefinite life. Significant judgments inherent in this analysis include the selection of appropriate discount rates, estimating future cash flows and the identification of appropriate terminal growth rate assumptions. Discount rate assumptions are based on an assessment of the risk inherent in the projected future cash generated by the respective intangible assets. Also subject to judgment are assumptions about royalty rates, which are based on the estimated rates at which similar brands and trademarks are being licensed in the marketplace.

Based on the results of our testwork, we determined that the carrying value of the Empi trade name was in excess of its fair value and we recorded an impairment charge of $16.9 million to write it down to its revised fair value. We determined the fair value of the Empi trade name using unobservable inputs.

Debt and Capital Lease Obligations	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Debt and Capital Lease Obligations

8. DEBT AND CAPITAL LEASE OBLIGATIONS

Debt and capital lease obligations consists of the following (in thousands):

	September 29, 2012	December 31, 2011
Amended Senior Secured Credit Facility:
Revolving Credit Facility	$38,000	$—
$452.7 million New Term Loans, net of unamortized original issue discount of $7.7 million	445,062	—
$386.5 million Extended Term Loans, net of unamortized original issue discount of $1.6 million	384,868	—
Original Senior Secured Credit Facility:
Original Revolving Credit Facility	—	51,000
Original Term Loans, net of unamortized original issue discount of $4.4 million	—	838,591
8.75% second priority senior secured notes	230,000	—
10.875% senior unsecured notes, including unamortized original issue premium of $2.5 million and $3.3 million, respectively	467,541	678,282
7.75% senior unsecured notes	300,000	300,000
9.75% senior subordinated notes	300,000	300,000
Capital lease obligations and other	6	38

Total debt and capital lease obligations	2,165,477	2,167,911
Current maturities	(8,614)	(8,820)

Long-term debt and capital lease obligations	$2,156,863	$2,159,091

Senior Secured Credit Facility

On November 20, 2007, we entered into a Senior Secured Credit Facility (Original Senior Secured Credit Facility) consisting of a $1,065.0 million term loan facility maturing in May 2014 (Original Term Loans) and a $100.0 million revolving credit facility maturing in November 2013 (Original Revolving Credit Facility). We issued the Original Term Loans at a 1.2% discount.

On March 20, 2012, we entered into an Amendment and Restatement Agreement to amend and restate our Original Senior Secured Credit Facility, as amended (Amended Senior Secured Credit Facility), which (1) permitted the issuance of $230.0 million aggregate principal of 8.75% second priority senior secured notes (as defined and further described below) (2) extended the maturity of $564.7 million of term loans outstanding under the Original Senior Secured Credit Facility to the earlier of November 1, 2016 or August 15, 2014, if on such date the aggregate principal amount of our 10.875% senior unsecured notes (as defined and further described below) is not less than $150.0 million (Extended Term Loans); (3) provided for the issuance of a new tranche of $350.0 million of term loans that will mature on the earlier of September 15, 2017 or August 15, 2014, if on such date the aggregate outstanding principal amount of our 10.875% senior unsecured notes is not less than $150.0 million; (4) deemed certain previous acquisitions and investments to be permitted under the terms of the Amended Senior Secured Credit Facility; (5) increased the total net leverage ratio limitation in the permitted acquisitions covenant from 7.0x to 7.5x; (6) changed the financial maintenance covenant from a senior secured leverage ratio covenant to a new Senior Secured first lien leverage ratio covenant; and (7) replaced our Original Revolving Credit Facility with a new $100.0 million revolving credit facility (Revolving Credit Facility) which matures on the earlier of March 14, 2017 or August 15, 2014, if on such date the aggregate principal amount of 10.875% senior unsecured notes is not less than $150.0 million.

On March 30, 2012, we entered into Amendment No. 1 to our Amended Senior Secured Credit Facility which among other things, provided for the issuance of an additional $105.0 million of new term loans that will mature on the earlier of September 15, 2017 or August 15, 2014, if on such date the outstanding aggregate principal amount of our 10.875% senior unsecured notes is not less than $150.0 million. The net proceeds from the issuance were used to repay $103.5 million aggregate principal of Original Term Loans under the Original Senior Secured Credit Facility and pay related fees, premiums and expenses.

Collectively, the $350.0 million of new term loans issued on March 20, 2012 and the $105.0 million of new term loans issued on March 30, 2012 are referred to as the New Term Loans.

The New Term Loans were issued at a discount as follows: $350.0 million of the New Term Loans were issued at a 1.5% discount and $105.0 million of the New Term Loans were issued at a 1.0% discount. The original issue discounts are being amortized over the term of the loans using the effective interest method.

The net proceeds from the New Term Loans were used to repay the remaining portion of the Original Term Loans maturing in May 2014 and to repay a portion of the Extended Term Loans.

As of September 29, 2012, the market values of our Amended Senior Secured Credit Facility and Revolving Credit Facility were $845.5 million and $35.0 million, respectively. We determined market value using trading prices for our credit facilities on or near that date.

Interest Rates. The interest rate margins applicable to borrowings under the Revolving Credit Facility are, at our option, either (a) the Eurodollar rate plus 475 basis points or (b) a base rate plus 375 basis points. The interest rate margins applicable to the Extended Term Loans and the New Term Loans are, at our option, either (a) the Eurodollar rate plus 500 basis points or (b) a base rate plus 400 basis points. There is a minimum LIBOR rate applicable to the Eurodollar component of interest rates on New Term Loan borrowings of 1.25%. The applicable margin for borrowings under the Revolving Credit Facility, the Extended Term Loans and the New Term Loans may be reduced, subject to our attaining certain leverage ratios. As of September 29, 2012, our weighted average interest rate for all borrowings under the Amended Senior Secured Credit Facility was 5.74%.

Fees. In addition to paying interest on outstanding principal under the Amended Senior Secured Credit Facility, we are required to pay a commitment fee to the lenders under the Revolving Credit Facility with respect to the unutilized commitments thereunder. The current commitment fee rate is 0.50% per annum, subject to step-downs based upon the achievement of certain leverage ratios. We must also pay customary letter of credit fees.

Principal Payments. We are required to pay annual payments in equal quarterly installments on the New Term Loans in an amount equal to 1.00% of the funded total principal amount through June 2017, with any remaining amount payable in full at maturity in September 2017. We are required to pay annual payments in equal quarterly installments on the Extended Term Loans in an amount equal to 1.00% of the funded total principal amount through September 2016, with any remaining amount payable in full at maturity in November 2016.

Prepayments. The Amended Senior Secured Credit Facility requires us to prepay outstanding term loans, subject to certain exceptions, with (1) 50% (which percentage can be reduced to 25% or 0% upon our attaining certain leverage ratios) of our annual excess cash flow, as defined; (2) 100% of the net cash proceeds above an annual amount of $25.0 million from non-ordinary course asset sales (including insurance and condemnation proceeds) by DJOFL and its restricted subsidiaries, subject to certain exceptions to be agreed upon, including a 100% reinvestment right if reinvested or committed to reinvest within 15 months of such sale or disposition so long as reinvestment is completed within 180 days thereafter; and (3) 100% of the net cash proceeds from issuance or incurrence of debt by DJOFL and its restricted subsidiaries, other than proceeds from debt permitted to be incurred under the Amended Senior Secured Credit Facility and related amendments. Any mandatory prepayments are applied to the term loan facility in direct order of maturity. We were not required to make any prepayments in 2012 related to our 2011 excess cash flow calculation.

Subject to certain exceptions, voluntary prepayments of the Extended Term Loans and the New Term Loans within one year of the effective date of Amendment No. 1 are subject to a 1.0% “soft call” premium, while other voluntary prepayments of outstanding loans under the Amended Senior Secured Credit Facility may be made at any time without premium or penalty, provided that voluntary prepayments of Eurodollar loans made on a date other than the last day of an interest period applicable thereto shall be subject to customary breakage costs.

Guarantee and Security. All obligations under the Amended Senior Secured Credit Facility are unconditionally guaranteed by DJO Holdings LLC (DJO Holdings) and each existing and future direct and indirect wholly-owned domestic subsidiary of DJOFL other than immaterial subsidiaries, unrestricted subsidiaries and subsidiaries that are precluded by law or regulation from guaranteeing the obligations (collectively, the Guarantors).

All obligations under the Amended Senior Secured Credit Facility, and the guarantees of those obligations, are secured by pledges of 100% of the capital stock of DJOFL, 100% of the capital stock of each wholly-owned domestic subsidiary and 65% of the capital stock of each wholly-owned foreign subsidiary that is, in each case, directly owned by DJOFL or one of the Guarantors, and a security interest in, and mortgages on, substantially all tangible and intangible assets of DJO Holdings, DJOFL and each Guarantor.

Certain Covenants and Events of Default. The Amended Senior Secured Credit Facility contains covenants that, among other things, restrict, subject to certain exceptions, our and our subsidiaries’ ability to:

•	incur additional indebtedness;

•	create liens on assets;

•	change fiscal years;

•	enter into sale and leaseback transactions;

•	engage in mergers or consolidations;

•	sell assets;

•	pay dividends and other restricted payments;

•	make investments, loans or advances;

•	repay subordinated indebtedness;

•	make certain acquisitions;

•	engage in certain transactions with affiliates;

•	restrict the ability of restricted subsidiaries that are not Guarantors to pay dividends or make distributions;

•	amend material agreements governing our subordinated indebtedness; and

•	change our lines of business.

In addition, the Amended Senior Secured Credit Facility requires us to maintain a maximum Senior Secured first lien leverage ratio of consolidated Senior Secured first lien debt to Adjusted EBITDA (as defined) of 4.25:1 for the trailing twelve months ended September 29, 2012, stepping down periodically to 3.25:1 at the end of 2016. The Amended Senior Secured Credit Facility also contains certain customary affirmative covenants and events of default. As of September 29, 2012, our actual Senior Secured first lien net leverage ratio was 3.00:1, and we were in compliance with all other applicable covenants.

8.75% Second Priority Senior Secured Notes

On March 20, 2012, DJOFL and DJO Finance Corporation (DJO Finco) (collectively, the Issuers) issued $230.0 million aggregate principal amount of 8.75% second priority senior secured notes (8.75% Notes) maturing on March 15, 2018. The 8.75% Notes are guaranteed jointly and severally and on a senior secured basis by each of DJOFL’s existing and future direct and indirect wholly-owned domestic subsidiaries that guarantee any of DJOFL’s indebtedness, or any indebtedness of DJOFL’s domestic subsidiaries, or is an obligor under the Amended Senior Secured Credit Facility.

Pursuant to a second lien security agreement among the Issuers, the guarantor party thereto and The Bank of New York Mellon, as second lien collateral agent, the 8.75% Notes are secured by second priority liens, subject to permitted liens, on certain of the Issuers’ subsidiary guarantor assets that secure borrowings under the Amended Senior Secured Credit Facility.

As of September 29, 2012, the market value of the 8.75% Notes was $244.4 million. We determined market value using trading prices for the 8.75% Notes on or near that date.

Optional Redemption. Under the agreement governing the 8.75% Notes (8.75% Indenture), prior to March 15, 2015, the Issuers have the option to redeem some or all of the 8.75% Notes for cash at a redemption price equal to 100% of the then outstanding principal balance plus an applicable make-whole premium, plus accrued and unpaid interest. Beginning on March 15, 2015, the Issuers may redeem some or all of the 8.75% Notes at a redemption price of 104.375% of the then outstanding principal balance, plus accrued and unpaid interest. The redemption price decreases to 102.188% and 100% of the then outstanding principal balance at March 15, 2016 and 2017, respectively, plus accrued and unpaid interest. Additionally, from time to time, before March 15, 2015, the Issuers may redeem up to 35% of the 8.75% Notes at a redemption price equal to 108.75% of the then outstanding principal balance, plus accrued and unpaid interest, in each case, with proceeds we raise, or a direct or indirect parent company raises, in certain offerings of equity of DJOFL or its direct or indirect parent companies, as long as at least 65% of the aggregate principal amount of the notes issued remains outstanding.

Change of Control. Upon the occurrence of a change of control, unless DJOFL has previously sent or concurrently sends a notice exercising its optional redemption rights with respect to all of the 8.75% Notes, DJOFL will be required to make an offer to repurchase all of the 8.75% Notes at 101% of the then outstanding principal balance, plus accrued and unpaid interest.

Covenants. The 8.75% Indenture contains covenants limiting, among other things, our and our restricted subsidiaries’ ability to (i) incur additional indebtedness or issue certain preferred and convertible shares, pay dividends on, redeem, repurchase or make distributions in respect of the capital stock of DJO or make other restricted payments, (ii) make certain investments, (iii) sell certain assets, (iv) create liens on certain assets to secure debt, (v) consolidate, merge, sell or otherwise dispose of all or substantially all of our assets, (vi) enter into certain transactions with affiliates, or (vii) designate our subsidiaries as unrestricted subsidiaries. As of September 29, 2012, we were in compliance with all applicable covenants.

10.875% Senior Unsecured Notes

On November 20, 2007 and January 20, 2010, the Issuers issued 10.875% senior unsecured notes maturing on November 15, 2014, with aggregate principal amounts of $575.0 million and $100.0 million, respectively (10.875% Notes). The 10.875% Notes are guaranteed jointly and severally and on an unsecured senior basis by each of DJOFL’s existing and future direct and indirect wholly-owned domestic subsidiaries that guarantee any of DJOFL’s indebtedness, or any indebtedness of DJOFL’s domestic subsidiaries, or is an obligor under DJOFL’s Amended Senior Secured Credit Facility.

The $100.0 million of 10.875% Notes were issued at a 5.0% premium and we are amortizing the premium over the term of the notes using the effective interest method.

On March 20, 2012, we repurchased $210.0 million aggregate principal amount of 10.875% Notes from existing holders, using proceeds from our issuance of the $230.0 million aggregate principal amount of the 8.75% Notes. The notes were repurchased at a redemption price of 102% of the then outstanding principal balance, resulting in a total purchase price of $214.2 million. In addition, accrued and unpaid interest through the redemption date of $7.9 million was paid to the existing holders in connection with the redemption.

As of September 29, 2012, the market value of the remaining $465.0 million of aggregate principal amount of the 10.875% Notes was $481.9 million. We determined market value using trading prices for the 10.875% Notes on or near that date.

Optional Redemption. Under the agreement governing the 10.875% Notes (10.875% Indenture), prior to November 15, 2011, the Issuers had the option to redeem some or all of the 10.875% Notes for cash at a redemption price equal to 100% of the then outstanding principal balance plus an applicable make-whole premium, plus accrued and unpaid interest. Beginning on November 15, 2011, the Issuers gained the option to redeem some or all of the 10.875% Notes at a redemption price of 105.438% of the then outstanding principal balance, plus accrued and unpaid interest. The redemption price decreases to 102.719% and 100% of the then outstanding principal balance on November 15, 2012 and 2013, respectively, plus accrued and unpaid interest.

Change of Control. Upon the occurrence of a change of control, unless DJOFL has previously sent or concurrently sends a notice exercising its optional redemption rights with respect to all of the 10.875% Notes, DJOFL will be required to make an offer to repurchase all of the 10.875% Notes at 101% of the then outstanding principal balance, plus accrued and unpaid interest.

Covenants. The 10.875% Indenture contains covenants limiting, among other things, our and our restricted subsidiaries’ ability to (i) incur additional indebtedness or issue certain preferred and convertible shares, pay dividends on, redeem, repurchase or make distributions in respect of the capital stock of DJO, or make other restricted payments, (ii) make certain investments, (iii) sell certain assets, (iv) create liens on certain assets to secure debt, (v) consolidate, merge, sell or otherwise dispose of all or substantially all of our assets, (vi) enter into certain transactions with affiliates, or (vii) designate our subsidiaries as unrestricted subsidiaries. As of September 29, 2012, we were in compliance with all applicable covenants.

7.75% Senior Unsecured Notes

On April 7, 2011, the Issuers issued $300.0 million aggregate principal amount of 7.75% senior unsecured notes (7.75% Notes) maturing on April 15, 2018. The 7.75% Notes are guaranteed jointly and severally and on an unsecured senior basis by each of DJOFL’s existing and future direct and indirect wholly-owned domestic subsidiaries that guarantee any of DJOFL’s indebtedness, or any indebtedness of DJOFL’s domestic subsidiaries, or is an obligor under the Amended Senior Secured Credit Facility.

As of September 29, 2012, the market value of the 7.75% Notes was $276.8 million. We determined market value using trading prices for the 7.75% Notes on or near that date.

Optional Redemption. Under the agreement governing the 7.75% Notes (7.75% Indenture), prior to April 15, 2014, the Issuers have the option to redeem some or all of the 7.75% Notes for cash at a redemption price equal to 100% of the then outstanding principal balance plus an applicable make-whole premium, plus accrued and unpaid interest. Beginning on April 15, 2014, the Issuers may redeem some or all of the 7.75% Notes at a redemption price of 105.813% of the then outstanding principal balance plus accrued and unpaid interest. The redemption price decreases to 103.875%, 101.938% and 100% of the then outstanding principal balance at April 15, 2015, 2016 and 2017, respectively, plus accrued and unpaid interest. Additionally, from time to time, before April 15, 2014, the Issuers may redeem up to 35% of the 7.75% Notes at a redemption price equal to 107.75% of the then outstanding principal balance, plus accrued and unpaid interest, in each case, with proceeds we raise, or a direct or indirect parent company raises, in certain offerings of equity of DJOFL or its direct or indirect parent companies, as long as at least 65% of the aggregate principal amount of the notes issued remains outstanding.

Change of Control. Upon the occurrence of a change of control, unless DJOFL has previously sent or concurrently sends a notice exercising its optional redemption rights with respect to all of the then outstanding 7.75% Notes, DJOFL will be required to make an offer to repurchase all of the then outstanding 7.75% Notes at 101% of the then outstanding principal balance, plus accrued and unpaid interest.

Covenants. The 7.75% Indenture contains covenants limiting, among other things, our and our restricted subsidiaries’ ability to (i) incur additional indebtedness or issue certain preferred and convertible shares, pay dividends on, redeem, repurchase or make distributions in respect of the capital stock of DJO or make other restricted payments, (ii) make certain investments, (iii) sell certain assets, (iv) create liens on certain assets to secure debt, (v) consolidate, merge, sell or otherwise dispose of all or substantially all of our assets, (vi) enter into certain transactions with affiliates, or (vii) designate our subsidiaries as unrestricted subsidiaries. As of September 29, 2012, we were in compliance with all applicable covenants.

9.75% Senior Subordinated Notes

On October 18, 2010, the Issuers issued $300.0 million aggregate principal amount of 9.75% senior subordinated notes (9.75% Notes) maturing on October 15, 2017. The 9.75% Notes are guaranteed jointly and severally and on an unsecured senior subordinated basis by each of DJOFL’s existing and future direct and indirect wholly-owned domestic subsidiaries that guarantee any of DJOFL’s indebtedness, or any indebtedness of DJOFL’s domestic subsidiaries, or by any of DJOFL’s subsidiaries that are an obligor under the Amended Senior Secured Credit Facility.

As of September 29, 2012, the market value of the 9.75% Notes was $252.0 million. We determined market value using trading prices for the 9.75% Notes on or near that date.

Optional Redemption. Under the agreement governing the 9.75% Notes (9.75% Indenture), prior to October 15, 2013, the Issuers have the option to redeem some or all of the 9.75% Notes for cash at a redemption price equal to 100% of the then outstanding principal balance plus an applicable make-whole premium, plus accrued and unpaid interest. Beginning on October 15, 2013, the Issuers may redeem some or all of the 9.75% Notes at a redemption price of 107.313% of the then outstanding principal balance, plus accrued and unpaid interest. The redemption price decreases to 104.875%, 102.438% and 100% of the then outstanding principal balance at October 15, 2014, 2015 and 2016, respectively, plus accrued and unpaid interest. Additionally, from time to time, before October 15, 2013, the Issuers may redeem up to 35% of the 9.75% Notes at a redemption price equal to 109.75% of the principal amount then outstanding, plus accrued and unpaid interest, in each case, with proceeds we raise, or a direct or indirect parent company raises, in certain offerings of equity of DJOFL or its direct or indirect parent companies, as long as at least 65% of the aggregate principal amount of the notes issued remains outstanding.

Change of Control. Upon the occurrence of a change of control, unless DJOFL has previously sent or concurrently sends a notice exercising its optional redemption rights with respect to all of the 9.75% Notes, DJOFL will be required to make an offer to repurchase all of the 9.75% Notes at 101% of the then outstanding principal balance, plus accrued and unpaid interest.

Covenants. The 9.75% Indenture contains covenants limiting, among other things, our and our restricted subsidiaries’ ability to (i) incur additional indebtedness or issue certain preferred and convertible shares, pay dividends on, redeem, repurchase or make distributions in respect of the capital stock of DJO or make other restricted payments, (ii) make certain investments, (iii) sell certain assets, (iv) create liens on certain assets to secure debt, (v) consolidate, merge, sell or otherwise dispose of all or substantially all of our assets, (vi) enter into certain transactions with affiliates, or (vii) designate our subsidiaries as unrestricted subsidiaries. As of September 29, 2012, we were in compliance with all applicable covenants.

Our ability to continue to meet the covenants related to our indebtedness specified above in future periods will depend, in part, on events beyond our control, and we may not continue to meet the ratios required by certain of those covenants. A breach of any of these covenants in the future could result in a default under the Amended Senior Secured Credit Facility or the 8.75% Indenture, the 10.875% Indenture, the 9.75% Indenture or the 7.75% Indenture (collectively, the Indentures), at which time the lenders thereunder could elect to declare all amounts outstanding under the Amended Senior Secured Credit Facility to be immediately due and payable. Any such acceleration would also result in a default under the Indentures.

Debt Issuance Costs

As of September 29, 2012 and December 31, 2011, we had incurred $42.9 million and $34.0 million, respectively, of unamortized debt issuance costs which were included in other assets in our unaudited condensed consolidated balance sheets. During the nine months ended September 29, 2012, we capitalized $15.9 million of debt issuance costs incurred in connection with the March 2012 issuance of the 8.75% Notes and the New Term Loans and the amendment and extension of our Amended Senior Secured Credit Facility.

For the three and nine months ended September 29, 2012, amortization of debt issuance costs was $2.5 million and $7.1 million, respectively. For the three and nine months ended October 1, 2011, amortization of debt issuance costs was $2.0 million and $5.8 million, respectively. Amortization of debt issuance costs is included in interest expense in our unaudited condensed consolidated statements of operations.

Loss on Modification and Extinguishment of Debt

During the nine months ended September 29, 2012, we recognized a loss on modification and extinguishment of debt of $9.4 million, consisting of $8.6 million of arrangement and amendment fees and other fees and expenses incurred in connection with the March 2012 amendment of our senior secured credit facilities and $0.8 million related to the write off of unamortized debt issuance costs and original issue discount associated with the portion of the Original Term Loans which were extinguished.

Subsequent Event

During the fourth quarter we entered into transactions to repay the $465.0 million outstanding 10.875% Notes and issue $100.0 million of 8.75% Second Priority Senior Secured Notes and $440.0 million of 9.875% Senior Notes as described in Note 16.

13.	DEBT AND CAPITAL LEASES

Debt and capital lease obligations consists of the following (in thousands):

	December 31, 2011	December 31, 2010
Senior Secured Credit Facility:
$100 million revolving credit facility	$51,000	$—
Term loan, net of unamortized original issue discount ($4.4 million and $6.0 million at December 31, 2011 and 2010, respectively)	838,591	845,792
10.875% Senior Notes, including unamortized original issue premium ($3.3 million and $4.2 million at December 31, 2011 and 2010, respectively)	678,282	679,239
9.75% Senior Subordinated Notes	300,000	300,000
7.75% Senior Notes	300,000	—
Capital lease obligations and other	38	81

Total debt and capital lease obligations	2,167,911	1,825,112
Current maturities	(8,820)	(8,821)

Long-term debt and capital lease obligations	$2,159,091	$1,816,291

Senior Secured Credit Facility

On November 20, 2007, we entered into the Senior Secured Credit Facility consisting of a $1,065.0 million term loan facility maturing May 2014 and a $100.0 million revolving credit facility maturing November 2013. We issued the term loan facility at a 1.2% discount, resulting in net proceeds of $1,052.4 million. We are amortizing the $12.6 million discount using the effective interest method through the maturity date of the term loan facility.

We have subsequently entered into three amendments to the Senior Secured Credit Facility. The first amendment, entered into in January 2010 permitted us to issue $100.0 million in aggregate principal amount of new 10.875% senior notes, as long as the net cash proceeds were used to make a voluntary prepayment of the term loans.

The second amendment, entered into in October 2010, permitted us to issue $300.0 million of new senior subordinated notes and repurchase or redeem all of our then outstanding 11.75% senior subordinated notes, prepay a portion of the term loans under our Senior Secured Credit Facility and pay related premiums, fees and expenses, all without utilizing existing debt incurrence capacity under our Senior Secured Credit Facility.

The third amendment, entered into in February 2011, increased the Maximum Total Leverage Ratio limitation in the Permitted Acquisitions covenant from 6.0x to 7.0x, and deemed the ETI acquisition to have been made as a Permitted Acquisition. The Permitted Acquisitions covenant has no limit on the dollar amount of acquisitions we are permitted to make, as long as the acquired entity becomes a loan party under the Senior Secured Credit Facility, and we are in compliance with this 7.0x maximum total net leverage ratio requirement, our senior secured leverage ratio requirement, and are not in default.

As of December 31, 2011, the market values of our term loan facility and revolving credit facility were $811.4 million and $46.9 million, respectively. We determine market value using trading prices for our term loan on or near that date.

Interest Rates. Borrowings under the Senior Secured Credit Facility bear interest at a rate equal to an applicable margin plus, at our option, either (a) a base rate determined by reference to the higher of (1) the prime rate, as defined, and (2) the federal funds rate plus 0.50% or (b) the Eurodollar rate determined by reference to the costs of funds for deposits in U.S. dollars for the interest period relevant to each borrowing adjusted for required reserves. The initial applicable margin for borrowings under the term loan facility and the revolving credit facility is 2.00% with respect to base rate borrowings and 3.00% with respect to Eurodollar borrowings. The applicable margin for borrowings under the term loan facility and the revolving credit facility may be reduced subject to us attaining certain leverage ratios. We use interest rate swap agreements in an effort to hedge our exposure to fluctuating interest rates related to a portion of our Senior Secured Credit Facility (see Note 11). As of December 31, 2011, our weighted average interest rate for all borrowings under the Senior Secured Credit Facility was 3.30%.

Fees. In addition to paying interest on outstanding principal under the Senior Secured Credit Facility, we are required to pay a commitment fee to the lenders under the revolving credit facility with respect to the unutilized commitments thereunder. The current commitment fee rate is 0.50% per annum. The commitment fee rate may be reduced subject to us attaining certain leverage ratios. We must also pay customary letter of credit fees.

Principal Payments. We are required to pay annual payments in equal quarterly installments on the loans under the term loan facility in an amount equal to 1.00% of the funded total principal amount through February 2014, with any remaining amount payable in May 2014.

Prepayments. The Senior Secured Credit Facility requires us to prepay outstanding term loans, subject to certain exceptions, with (1) 50% (which percentage can be reduced to 25% or 0% upon our attaining certain leverage ratios) of our annual excess cash flow, as defined; (2) 100% of the net cash proceeds above an annual amount of $25.0 million from non-ordinary course asset sales (including insurance and condemnation proceeds) by DJOFL and its restricted subsidiaries, subject to certain exceptions, including a 100% reinvestment right if reinvested or committed to reinvest within 15 months of such sale or disposition so long as reinvestment is completed within 180 days thereafter; and (3) 100% of the net cash proceeds from issuances or incurrences of debt by DJOFL and its restricted subsidiaries, other than proceeds from debt permitted to be incurred under the Senior Secured Credit Facility and related amendments. Any mandatory prepayments are applied to the term loan facilities in direct order of maturity. We may voluntarily prepay outstanding loans under the Senior Secured Credit Facility at any time without premium or penalty, provided that voluntary prepayments of Eurodollar loans made on a date other than the last day of an interest period applicable thereto shall be subject to customary breakage costs. We are not required to make any prepayments in 2012 related to our 2011 excess cash flow calculation.

Guarantee and Security. All obligations under the Senior Secured Credit Facility are unconditionally guaranteed by DJO Holdings LLC (DJO Holdings) and each existing and future direct and indirect wholly owned domestic subsidiary of DJOFL other than immaterial subsidiaries, unrestricted subsidiaries and subsidiaries that are precluded by law or regulation from guaranteeing the obligations (collectively, the Guarantors).

All obligations under the Senior Secured Credit Facility, and the guarantees of those obligations, are secured by pledges of 100% of the capital stock of DJOFL, 100% of the capital stock of each wholly owned domestic subsidiary and 65% of the capital stock of each wholly owned foreign subsidiary that is, in each case, directly owned by DJOFL or one of the Guarantors; and a security interest in, and mortgages on, substantially all tangible and intangible assets of DJO Holdings, DJOFL and each Guarantor.

Certain Covenants and Events of Default. The Senior Secured Credit Facility contains a number of covenants that, among other things, restrict, subject to certain exceptions, our and our subsidiaries’ ability to:

•	incur additional indebtedness,

•	create liens on assets,

•	change fiscal years,

•	enter into sale and leaseback transactions,

•	engage in mergers or consolidations,

•	sell assets,

•	pay dividends and other restricted payments,

•	make investments, loans or advances,

•	repay subordinated indebtedness,

•	make certain acquisitions,

•	engage in certain transactions with affiliates,

•	restrict the ability of restricted subsidiaries that are not Guarantors to pay dividends or make distributions,

•	amend material agreements governing our subordinated indebtedness, and

•	change our lines of business.

In addition, the Senior Secured Credit Facility requires us to maintain a maximum senior secured leverage ratio of 3.25:1 as of the twelve months ended December 31, 2011. The Senior Secured Credit Facility also contains certain customary affirmative covenants and events of default. As of December 31, 2011, our senior secured leverage ratio was 3.06:1, and we were in compliance with all other applicable covenants.

10.875% Senior Notes

On November 20, 2007, DJOFL and DJO Finance Corporation (DJO Finco) (collectively, the Issuers) issued $575.0 million aggregate principal amount of 10.875% Senior Notes under an agreement dated as of November 20, 2007 (the 10.875% Indenture) among the Issuers, the guarantors party thereto and The Bank of New York Mellon (formerly known as The Bank of New York), as trustee. We refer to the 10.875% Senior Notes, individually, or collectively, as the 10.875% Notes.

On January 20, 2010, the Issuers issued $100.0 million aggregate principal amount of new 10.875% Notes, pursuant to the 10.875% Indenture that governs our existing 10.875% Notes due 2014. We issued the new 10.875% Notes at a 5.0% premium, resulting in gross proceeds of $105.0 million. We are amortizing the premium over the term of the new 10.875% Notes using the effective interest method, thereby decreasing the reported outstanding balance through the maturity date. Net proceeds from the issuance along with cash on hand, were used to repay $101.5 million of existing term loans under the Senior Secured Credit Facility.

As of December 31, 2011, the market value of the 10.875% Notes was $627.8 million. We determined market value using trading prices for the 10.875% Notes on or near that date.

Optional Redemption. Under the 10.875% Indenture, beginning on November 15, 2011, the Issuers may redeem some or all of the 10.875% Notes at a redemption price of 105.438% of the then outstanding principal balance plus accrued and unpaid interest. The redemption price decreases to 102.719% and 100% of the then outstanding principal balance at November 2012 and November 2013, respectively.

Change of Control. Upon the occurrence of a change of control, unless DJOFL has previously sent or concurrently sends a notice exercising its optional redemption rights with respect to all of the then-outstanding 10.875% Notes, DJOFL will be required to make an offer to repurchase all of the then-outstanding 10.875% Notes at 101% of their principal amount, plus accrued and unpaid interest.

Covenants. The 10.875% Indenture contains covenants limiting, among other things, our and our restricted subsidiaries’ ability to incur additional indebtedness or issue certain preferred and convertible shares, pay dividends on, redeem, repurchase or make distributions in respect of the capital stock of DJO or make other restricted payments, make certain investments, sell certain assets, create liens on certain assets to secure debt, consolidate, merge, sell or otherwise dispose of all or substantially all of our assets, enter into certain transactions with affiliates, and designate our subsidiaries as unrestricted subsidiaries. As of December 31, 2011, we were in compliance with all applicable covenants.

9.75% Senior Subordinated Notes

On October 18, 2010, the Issuers issued $300.0 million aggregate principal amount of 9.75% senior subordinated notes (9.75% Notes) maturing on October 15, 2017. The 9.75% Notes are guaranteed jointly and severally and on an unsecured senior subordinated basis by each of DJOFL’s existing and future direct and indirect wholly owned domestic subsidiaries that guarantee any of DJOFL’s indebtedness or any indebtedness of DJOFL’s domestic subsidiaries or by any of DJOFL’s subsidiaries that are an obligor under DJOFL’s Senior Secured Credit Facility.

As of December 31, 2011, the market value of the 9.75% Notes was $232.5 million. We determined market value using trading prices for the 9.75% Notes on or near that date.

Optional Redemption. Under the Indenture to the 9.75% Notes (the 9.75% Indenture), prior to October 15, 2013, the Issuers have the option to redeem some or all of the 9.75% Notes for cash at a redemption price equal to 100% of the then outstanding principal balance plus an applicable make-whole premium plus accrued and unpaid interest. Beginning on October 15, 2013, the Issuers may redeem some or all of the 9.75% Notes at a redemption price of 107.313% of the then outstanding principal balance plus accrued and unpaid interest. The redemption price decreases to 104.875%, 102.438% and 100% of the then outstanding principal balance at October 15, 2014, 2015 and 2016, respectively. Additionally, from time to time, before October 15, 2013, the Issuers may redeem up to 35% of the 9.75% Notes at a redemption price equal to 109.75% of the principal amount then outstanding, plus accrued and unpaid interest, in each case, with proceeds we raise, or a direct or indirect parent company raises, in certain offerings of equity of DJOFL or its direct or indirect parent companies, as long as at least 65% of the aggregate principal amount of the notes issued remains outstanding.

Change of Control. Upon the occurrence of a change of control, unless DJOFL has previously sent or concurrently sends a notice exercising its optional redemption rights with respect to all of the then-outstanding 9.75% Notes, DJOFL will be required to make an offer to repurchase all of the then-outstanding 9.75% Notes at 101% of their principal amount, plus accrued and unpaid interest.

Covenants. The 9.75% Indenture contains covenants limiting, among other things, our and our restricted subsidiaries’ ability to incur additional indebtedness or issue certain preferred and convertible shares, pay dividends on, redeem, repurchase or make distributions in respect of the capital stock of DJO or make other restricted payments, make certain investments, sell certain assets, create liens on certain assets to secure debt, consolidate, merge, sell or otherwise dispose of all or substantially all of our assets, enter into certain transactions with affiliates, and designate our subsidiaries as unrestricted subsidiaries. As of December 31, 2011, we were in compliance with all applicable covenants.

7.75% Senior Notes

On April 7, 2011, the Issuers issued $300.0 million aggregate principal amount of 7.75% Senior Notes (7.75% Notes) maturing on April 15, 2018. The 7.75% Notes are guaranteed jointly and severally and on an unsecured senior basis by each of DJOFL’s existing and future direct and indirect wholly owned domestic subsidiaries that guarantee any of DJOFL’s indebtedness or any indebtedness of DJOFL’s domestic subsidiaries or is an obligor under DJOFL’s Senior Secured Credit Facility.

As of December 31, 2011, the market value of the 7.75% Notes was $237.0 million. We determined market value using trading prices for the 7.75% Notes on or near that date.

Optional Redemption. Under the Indenture to the 7.75% Notes (the 7.75% Indenture), prior to April 15, 2014, the Issuers have the option to redeem some or all of the 7.75% Notes for cash at a redemption price equal to 100% of the then outstanding principal balance plus an applicable make-whole premium plus accrued and unpaid interest. Beginning on April 15, 2014, the Issuers may redeem some or all of the 7.75% Notes at a redemption price of 105.813% of the then outstanding principal balance plus accrued and unpaid interest. The redemption price decreases to 103.875%, 101.938% and 100% of the then outstanding principal balance at April 15, 2015, 2016 and 2017, respectively. Additionally, from time to time, before April 15, 2014, the Issuers may redeem up to 35% of the 7.75% Notes at a redemption price equal to 107.75% of the principal amount then outstanding, plus accrued and unpaid interest, in each case, with proceeds we raise, or a direct or indirect parent company raises, in certain offerings of equity of DJOFL or its direct or indirect parent companies, as long as at least 65% of the aggregate principal amount of the notes issued remains outstanding.

Change of Control. Upon the occurrence of a change of control, unless DJOFL has previously sent or concurrently sends a notice exercising its optional redemption rights with respect to all of the then-outstanding 7.75% Notes, DJOFL will be required to make an offer to repurchase all of the then-outstanding 7.75% Notes at 101% of their principal amount, plus accrued and unpaid interest.

Covenants. The 7.75% Indenture contains covenants limiting, among other things, our and our restricted subsidiaries’ ability to incur additional indebtedness or issue certain preferred and convertible shares, pay dividends on, redeem, repurchase or make distributions in respect of the capital stock of DJO or make other restricted payments, make certain investments, sell certain assets, create liens on certain assets to secure debt, consolidate, merge, sell or otherwise dispose of all or substantially all of our assets, enter into certain transactions with affiliates, and designate our subsidiaries as unrestricted subsidiaries. As of December 31, 2011, we were in compliance with all applicable covenants.

Our ability to continue to meet the covenants related to our indebtedness specified above in future periods will depend, in part, on events beyond our control, and we may not continue to meet those ratios. A breach of any of these covenants in the future could result in a default under the Senior Secured Credit Facility, the 10.875% Indenture, the 9.75% Indenture and the 7.75% Indenture (collectively, the Indentures), at which time the lenders could elect to declare all amounts outstanding under the Senior Secured Credit Facility to be immediately due and payable. Any such acceleration would also result in a default under the Indentures.

At December 31, 2011, the aggregate amounts of annual principal maturities of long-term debt and capital leases for the next five years and thereafter are as follows (in thousands):

Years Ending December 31,
2012	$8,782
2013	8,782
2014	1,551,465
2015	—
2016	—
Thereafter	600,000

$2,169,029

Loss on Modification and Extinguishment of Debt

During the year ended December 31, 2011, in connection with the third amendment to the Senior Secured Credit Facility, we incurred $2.1 million of arrangement and lender consent fees which are included in loss on modification and extinguishment of debt in our consolidated statement of operations.

During the year ended December 31, 2010, we recognized a loss on modification and extinguishment of debt of $19.8 million. This loss includes $13.0 million of premiums, a $4.3 million non-cash write-off of unamortized debt issuance costs, and $1.4 million of fees and expenses associated with the amendment of our Senior Secured Credit Facility, issuance of $300.0 million of 9.75% Notes and redemption of our $200.0 million of 11.75% Notes in October 2010. In addition, this loss includes $1.1 million of arrangement and lender consent fees related to the amendment of our Senior Secured Credit Facility in connection with the issuance of $100.0 million 10.875% Notes in January 2010.

Debt Issuance Costs

As of December 31, 2011 and 2010, we had $34.0 million and $34.1 million, respectively, of unamortized debt issuance costs, which are included in other assets in our consolidated balance sheets. During the year ended December 31, 2011, we capitalized $7.7 million of debt issuance costs incurred in connection with the issuance of the 7.75% Notes in April 2011. During the year ended December 31, 2010, we capitalized $10.3 million of debt issuance costs, in connection with the issuance of $100.0 million of new 10.875% Notes in January 2010, and the issuance of the 9.75% Notes in October 2010.

For each the years ended December 31, 2011 and 2010, amortization of debt issuance costs was $7.7 million, and for the year ended December 31, 2009, amortization of debt issuance costs was $12.7 million. Amortization of debt issuance costs was included in interest expense in our consolidated statements of operations for each of the periods presented.

Equity	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Equity

11. EQUITY

During the nine months ended September 29, 2012, DJO sold 60,753 shares of its common stock at $16.46 per share to the new Chairman of its Board of Directors, subject to execution of a stockholder agreement including certain rights and restrictions. Net proceeds of $1.0 million from the share purchases were contributed by DJO to us, and are included in member capital in our unaudited condensed consolidated balance sheet as of September 29, 2012. The proceeds were used for working capital purposes.

14.	MEMBERSHIP EQUITY

In connection with the DJO Merger in November 2007, certain members of DJO management elected to rollover certain options held by them that had not been exercised at or prior to the effective time of the DJO Merger. Such rollover options were converted to options to purchase 1,912,577 shares of DJO’s common stock under the 2007 Plan on a tax-deferred basis (Rollover Options). The fair value of these vested Rollover Options was $15.2 million and was recorded as a component of the cost of the DJO Merger.

During the year ended December 31, 2011, we paid cash of $2.0 million to our former chief executive officer, upon his retirement, to cancel 355,155 shares of vested Rollover Options held by him. The amount paid represents the excess of the fair market value of the shares over their exercise price. This amount is included as a reduction to member capital in our consolidated balance sheet as of December 31, 2011.

In addition, during the year ended December 31, 2011, DJO sold 192,959 shares of its common stock at $16.46 per share, consisting of 157,959 shares purchased by our new chief executive officer, and 35,000 shares purchased by another member of senior management. The share purchases were subject to execution of a stockholder agreement including certain rights and restrictions (see Note 18). Net proceeds of $3.2 million from the share purchases were contributed by DJO to us, and are included in member capital in our consolidated balance sheet as of December 31, 2011.

During the year ended December 31, 2010, DJO, sold 93,128 shares of its common stock, subject to a stockholders agreement (See Note 18), at $16.46 per share, in an offering to certain accredited investors comprised of employees, directors and independent sales agents. Net proceeds of $1.5 million from the share purchases were contributed by DJO to us and are included in member capital in our consolidated balance sheet as of December 31, 2011.

The proceeds from the share purchases in the years ended December 31, 2011 and 2010 were used for working capital purposes.

Stock Option and Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Stock Option and Stock-Based Compensation

10. STOCK OPTION PLANS AND STOCK-BASED COMPENSATION

Stock Option Plan

We have one active equity compensation plan, the DJO 2007 Incentive Stock Plan (2007 Plan) under which we are authorized to grant awards of stock, options, and other stock-based awards of shares of common stock of our indirect parent, DJO, subject to adjustment in certain events. In February 2012, we amended the 2007 Plan to increase the number of shares available to grant from 7,925,529 to 10,575,529.

Options issued under the 2007 Plan can be either incentive stock options or non-qualified stock options. The exercise price of stock options granted will not be less than 100% of the fair market value of the underlying shares on the date of grant and will expire no more than ten years from the date of grant.

Options granted prior to 2012 vest as follows: one-third of each stock option grant vests over a specified period of time contingent solely upon the awardees’ continued employment with us (Time-Based Tranche). Another one-third of each stock option grant will vest upon achieving a minimum return of money on invested capital (MOIC), as defined, with respect to Blackstone’s aggregate investment in DJO’s capital stock, to be achieved by Blackstone following a liquidation of all or a portion of its investment in DJO’s capital stock (Market Return Tranche). The final one-third of each stock option grant will vest based upon achieving an increased minimum return of MOIC, as defined, with respect to Blackstone’s aggregate investment in DJO’s capital stock, to be achieved by Blackstone following a liquidation of all or a portion of its investment in DJO’s capital stock (Enhanced Market Return Tranche).

Stock-Based Compensation

During the nine months ended September 29, 2012, the compensation committee granted 2,477,500 options which vest in four equal installments beginning in 2012 and for each of the three calendar years following 2012, with each such installment vesting only if the final reported financial results for such year show that the Adjusted EBITDA for such year equaled or exceeded the Adjusted EBITDA amount in the financial plan approved by DJO’s Board of Directors for such year (Performance Options). In the event that the Adjusted EBITDA in any of such four years falls short of the amount of Adjusted EBITDA in the financial plan for that year, the installment that did not therefore vest at the end of such year shall be eligible for subsequent vesting at the end of the four year vesting period if the cumulative Adjusted EBITDA for such four years equals or exceeds the cumulative Adjusted EBITDA in the financial plans for such four years and the Adjusted EBITDA in the fourth vesting year equals or exceeds the Adjusted EBITDA in the financial plan for such year. In addition, in the event of Blackstone achieving a minimum return of MOIC, as defined, with respect to Blackstone’s aggregate investment in DJO’s capital stock, following a liquidation of all or a portion of its investment in DJO’s capital stock, any unvested installments from prior years and all installments for future years shall thereupon vest.

In addition to the 2,477,500 Performance Options granted during the nine months ended September 29, 2012, we granted 426,767 stock options to members of DJO’s Board of Directors. Of these options, 303,767 were granted to DJO’s Chairman of the Board and 100,000 were granted to a newly elected board member, who has agreed to perform certain additional services to assist the Company in building its surgical business in the US and all of its businesses outside of the US. The 403,767 options vest as follows: one-third of the stock option grant will vest in increments of 33 1/3% per year on each of the first through third anniversary dates from the grant date contingent upon the optionee’s continued service; one-third of the stock option grant will vest in the same manner as the Market Return Tranche; and one-third of the stock option grant will vest in the same manner as the Enhanced Market Return Tranche. The remaining 23,000 options were granted to the other five outside directors on our Board of Directors and vest in increments of 33 1/3% per year on each of the first through third anniversary dates from the grant date, contingent upon the optionee’s continued service as a director. The time-based vesting options granted to all directors are referred to herein as Director Service Options.

The weighted average grant date fair value of the Performance Options and the Director Service Options granted during the nine months ended September 29, 2012 was $6.09.

During the nine months ended October 1, 2011, we granted 983,000 stock options to employees, including 800,000 options granted to Michael P. Mogul, our new President and Chief Executive Officer. The weighted average grant date fair value of the options in the Time-Based Tranche was $6.23 per share.

For the Performance Options granted during the nine months ended September 29, 2012, we only recognized expense for the options which have the potential to vest based on achievement of the 2012 Adjusted EBITDA target, as we believe that it is probable that this target will be met. We have not recognized expense for any of the options which have the potential to vest based on Adjusted EBITDA targets for years 2013-2015, as these targets have not yet been established and therefore we are unable to assess the probability of achieving such targets.

In each of the periods presented below, for the options granted prior to 2012 we only recognized expense for options granted to employees in the Time-Based Tranche, as achievement of the vesting targets for the performance and market components of the Market Return Tranche and Enhanced Market Return Tranche are not deemed probable at this time.

The following table summarizes certain assumptions we used to estimate the fair value of the Time-Based Tranche of stock options granted:

	Three Months Ended		Nine Months Ended
	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011
Expected volatility	37.7%	34.4%	35.3-37.7%	34.0-34.4%
Risk-free interest rate	0.8%	1.3%	0.8-1.5%	1.3-2.1%
Expected years until exercise	6.1	6.6	6.1-6.2	6.4-6.6
Expected dividend yield	0.0%	0.0%	0.0%	0.0%

We recorded non-cash stock-based compensation expense during the periods presented as follows (in thousands):

	Three Months Ended		Nine Months Ended
	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011
Cost of goods sold	$66	$19	$162	$130
Operating Expenses:
Selling, general and administrative	1,215	341	3,309	1,533
Research and development	29	9	92	37

	$1,310	$369	$3,563	$1,700

Stock-based compensation expense for options granted to non-employees was not significant to the Company for any period presented and is included in selling, general and administrative expense in our unaudited consolidated statements of operations.

15.	STOCK OPTION PLANS AND STOCK-BASED COMPENSATION

Stock Option Plan

We have one active equity compensation plan, the DJO 2007 Incentive Stock Plan (the 2007 Plan) under which we are authorized to grant awards of stock, options, and other stock-based awards of shares of Common Stock of DJO, subject to adjustment in certain events. In June 2011, we amended the 2007 Plan to increase the number of shares available to grant from 7,500,000 to 7,925,529.

Options issued under the 2007 Plan can be either incentive stock options or non-qualified stock options. The exercise price of stock options granted will not be less than 100% of the fair market value of the underlying shares on the date of grant and will expire no more than ten years from the date of grant. We adopted a form of non-statutory stock option agreement (the DJO Form Option Agreement) for employee stock option awards under the 2007 Plan, as amended.

Under the DJO Form Option Agreement, one-third of each stock option grant will vest over a specified period of time (typically five years from the date of grant) contingent solely upon the awardees’ continued employment with us (Time-Based Tranche). Prior to the June 2011 amendment described below, another one-third of the stock option grant would have vested based upon achieving a minimum internal rate of return (IRR) and a minimum return of money on invested capital (MOIC), as defined, each with respect to Blackstone’s aggregate investment in DJO’s capital stock, to be achieved by Blackstone following a liquidation of all or a portion of its investment in DJO’s capital stock (Market Return Tranche). The final one-third of the stock option grant would have vested based upon achieving an increased minimum IRR and an increased minimum return of MOIC, as defined, each with respect to Blackstone’s aggregate investment in DJO’s capital stock, to be achieved by Blackstone following a liquidation of all or a portion of its investment in DJO’s capital stock (Enhanced Market Return Tranche).

In June 2011, the compensation committee approved further modifications to the terms of the options in the Market Return Tranche and Enhanced Market Return Tranche and the DJO Form Option Agreement. As amended, vesting of the options in the Market Return Tranche are no longer subject to the achievement of a minimum IRR and the options will vest based upon achieving a minimum return of MOIC, and vesting of the options in the Enhanced Market Return Tranche are also no longer subject to achievement of a minimum IRR and the options will vest based on achieving an increased minimum return of MOIC, as defined, each with respect to Blackstone’s aggregate investment in DJO’s capital stock, to be achieved by Blackstone following a liquidation of all or a portion of its investment in DJO’s capital stock.

Stock-Based Compensation

During the year ended December 31, 2011, we granted a total of 983,000 options to employees including 800,000 options granted to Michael P. Mogul, our new president and chief executive officer. The weighted average grant date fair value of the options granted was $6.23 per share, for options in the Time-Based Tranche. In addition, during the year ended December 31, 2011, we granted 60,753 restricted shares to Michael P. Mogul. The shares will vest 50% per year on each of the anniversary dates of his employment commencement date, subject to his continued employment through the applicable anniversary dates.

During the year ended December 31, 2010, we granted 645,050 stock options to employees with a weighted average grant date fair value of $6.68 per share, for options in the Time-Based Tranche. In addition, during the year ended December 31, 2010, we granted 24,600 options, to non-employee distributors.

The fair value of each option award is estimated on the date of grant, or modification, using the Black-Scholes option pricing model for service based awards, and a binomial model for market based awards. In estimating fair value for options issued under the 2007 Plan, expected volatility was based on historical volatility of comparable publicly-traded companies. As our historical share option exercise experience does not provide a reasonable basis upon which to estimate the expected term, we used the simplified method. Expected life is calculated in two tranches based on the employment level defined as executive or employee. The risk-free rate used in calculating fair value of service based stock options for periods within the expected term of the option is based on the U.S. Treasury yield bond curve in effect on the date of grant.

The following table summarizes certain assumptions we used to estimate the fair value of the Time-Based Tranche of stock options granted during the years ended December 31, 2011, 2010, and 2009:

	Year Ended December 31,
	2011	2010	2009
Expected volatility	34.0 - 34.4%	34.2 - 35.8%	34.4 - 34.7%
Risk-free interest rate	1.3 - 2.1%	2.0 -3.0%	2.3 - 2.8%
Expected years until exercise	6.4 - 6.6	6.4 -7.0	5.8 - 6.3
Expected dividend yield	0.0%	0.0%	0.0%

We recorded non-cash stock-based compensation expense during the periods presented as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
Cost of goods sold	$149	$50	$167
Operating expenses:
Selling, general and administrative	2,493	1,764	3,062
Research and development	59	74	153

	$2,701	$1,888	$3,382

We are required to reassess at each reporting period whether the achievement of any performance condition is probable, at which time we would recognize the related compensation expense over the remaining performance or service period, if any. In each of the periods presented, we only recognized stock-based compensation expense for options granted to employees in the Time-Based Tranche, as the performance and market components of the Market Return and Enhanced Market Return Tranches are not deemed probable at this time.

Stock based compensation expense for options granted to non-employees was not significant to the Company for all periods presented, and was included in selling, general and administrative expense in our consolidated statements of operations.

Included in stock-based compensation expense for the year ended December 31, 2011 is $0.8 million of incremental expense associated with the modification of the terms of options previously granted.

A summary of option activity under the 2007 Plan is presented below:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2010	7,188,284	$14.77	6.7	$12,221,730
Granted	983,000	$16.46
Exercised	—
Forfeited or expired	(684,199)	$13.57

Outstanding at December 31, 2011	7,487,085	$15.10	5.9	$10,221,968

Exercisable at December 31, 2011	3,491,204	$13.55	4.7	$10,221,968

As of December 31, 2011, total unrecognized stock-based compensation expense related to unvested stock options granted under the 2007 Plan, excluding options subject to the performance and market components of the Market Return and Enhanced Market Return Tranches, was $2.3 million, net of expected forfeitures. We anticipate this expense to be recognized over a weighted-average period of approximately two years. Compensation expense associated with the Market Return and Enhanced Market Return Tranches of options granted under the 2007 Plan, with the exception of those that were issued in connection with a modification, will be recognized only to the extent achievement of the performance and market components are deemed probable.

Income Taxes	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Income Taxes

9. INCOME TAXES

Income taxes for the interim periods presented have been included in our unaudited condensed consolidated financial statements on the basis of an estimated annual effective tax rate, adjusted for discrete items. The income tax expense for these periods differed from the amount which would have been recorded using the U.S. statutory tax rate due primarily to certain foreign and U.S. federal and state valuation allowances provided against deferred tax assets, the impact of nondeductible expenses, foreign taxes, and deferred taxes on the assumed repatriation of foreign earnings.

For the three and nine months ended September 29, 2012, we recorded income tax expense of approximately $0.6 million and $3.0 million, respectively, on pre-tax losses of $22.0 million and $68.5 million, respectively, resulting in negative effective tax rates of 2.6% and 4.5%, respectively. For the three and nine months ended October 1, 2011, we recorded income tax benefits of approximately $14.1 million and $36.1 million, respectively, on pre-tax losses of approximately $39.8 million and $101.6 million, respectively, resulting in effective tax rates of 35.4% and 35.5%, respectively. The change in our effective tax rates from 2011 to 2012 primarily relates to U.S federal and state valuation allowances provided against deferred tax assets beginning in the first quarter of 2012 and differences in our projected annualized effective tax rates for each year. Given the relationship between fixed dollar tax items and pre-tax financial results, the projected annual effective tax rate can change materially based on small variations of income.

We have recorded valuation allowances against a portion of the deferred tax assets related to our 2012 U.S. federal and state net operating losses. We record net deferred tax assets to the extent we conclude that it is more likely than not that the related deferred tax assets will be realized. In making such determination, we consider all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies and recent financial operations. At this time, we cannot conclude that it is more likely than not that the benefit from certain U.S. federal and state net operating loss carryforwards will be realized. Accordingly, we have provided valuation allowances of $7.8 million and $24.7 million, respectively, on the deferred tax assets related to the net operating loss carryforwards generated in the three and nine months ended September 29, 2012. If our assumptions change and we determine that it is more likely than not that we will be able to realize the deferred tax assets related to these net operating losses, reversal of the valuation allowances we have recorded against those deferred tax assets will be recognized as a reduction of income tax expense. The establishment of valuation allowances does not preclude us from utilizing our loss carryforwards or other deferred tax assets in the future and does not impact our cash resources.

We and our subsidiaries file income tax returns in the U.S. federal jurisdiction and various states and foreign jurisdictions. With few exceptions, we are no longer subject to U.S. federal, state and local, or foreign income tax examinations by tax authorities for years before 2008. The Internal Revenue Service (IRS) completed its field examination of our 2005 and 2006 tax years during the first half of 2010. The IRS had originally proposed material adjustments related to deductions for transaction costs, stock options expense and bad debt expense included in our 2006 tax return. During the second quarter of 2012, we engaged in discussions and negotiations with IRS appeals officers with respect to the adjustments proposed by the IRS. In the fourth quarter of 2012, we received documentation from the IRS signifying the completion of the audit. As anticipated, the closing of the audit will not result in a material reduction to our currently unreserved net operating losses and will result in a reduction to our unrecognized tax benefits of approximately $7.5 million in the fourth quarter.

At September 29, 2012, our gross unrecognized tax benefits were $18.6 million, reflecting a reduction of $0.8 million, due to the expiration of certain statutes of limitation related to transfers of intellectual property, from the unrecognized amount of $19.4 million at December 31, 2011. As of September 29, 2012, we have $2.4 million accrued for interest and penalties related to these unrecognized tax benefits. To the extent all or a portion of our gross unrecognized tax benefits are recognized in the future, no U.S. federal tax benefit for related state income tax deductions would result due to the existence of the U.S. federal valuation allowance. In addition to the reduction of unrecognized tax benefits related to the completion of the IRS appeals process, we anticipate that approximately $0.6 million of unrecognized tax benefits related to transfers of intellectual property and $0.2 million of aggregate of other individually immaterial unrecognized tax benefits will decrease in the next twelve months due to the expiration of the statutes of limitation. As of September 29, 2012, we have unrecognized various foreign and U.S. state tax benefits of approximately $4.0 million, which, if recognized, would impact our effective tax rate in future periods.

16.	INCOME TAXES

DJO files consolidated tax returns in the U.S. The income taxes of domestic and foreign subsidiaries not included within the consolidated U.S. tax group are presented in our financial statements based on a separate return basis for each tax-paying entity or group.

The components of loss from continuing operations before income tax benefit consist of the following (in thousands):

	Year Ended December 31,
	2011	2010	2009
U.S. operations	$(283,137)	$(92,599)	$(76,881)
Foreign operations	17,006	6,669	5,812

	$(266,131)	$(85,930)	$(71,069)

The income tax benefit consists of the following (in thousands):

	Year Ended December 31,
	2011	2010	2009
Current income taxes:
U.S. Federal	$(1,175)	$(305)	$1,144
U.S. State	1,619	1,308	2,321
Foreign	6,019	4,429	(2,147)

Total current income taxes	6,463	5,432	1,318

Deferred income taxes:
U.S. Federal	(54,875)	(28,231)	(19,708)
U.S. State	(2,889)	(8,879)	(8,627)
Foreign	(1,243)	(2,577)	5,339

Total deferred income taxes	(59,007)	(39,687)	(22,996)

Total income tax benefit	$(52,544)	$(34,255)	$(21,678)

The difference between the income tax benefit derived by applying the U.S. Federal statutory income tax rate of 35% to loss from continuing operations before income tax and the income tax benefit recognized in the consolidated financial statements is as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
Benefit derived by applying the U.S. Federal statutory income tax rate to loss from continuing operations before income taxes	$(93,144)	$(30,075)	$(24,874)
Add (deduct) the effect of:
State tax benefit, net	(5,315)	(2,594)	(1,071)
Change in state effective tax rates	—	(2,350)	(3,859)
Change in German tax laws	—	—	(379)
Gain on subsidiary stock sale	—	—	2,609
Unrecognized tax benefits	(344)	706	2,460
Goodwill impairment	39,513	—	—
Valuation allowance	2,100	(470)	519
Foreign exchange gain	—	(37)	1,816
Permanent differences and other, net	4,646	565	1,101

	$(52,544)	$(34,255)	$(21,678)

The components of deferred income tax assets and liabilities are as follows (in thousands):

	December 31, 2011	December 31, 2010
Deferred tax assets:
Net operating loss carryforwards	$149,142	$124,810
Receivables reserve	22,689	25,615
Other	37,702	35,175

Gross deferred tax assets	209,533	185,600
Valuation allowance	(6,163)	(4,664)

Net deferred tax assets	203,370	180,936

Deferred tax liabilities:
Intangible assets	(392,113)	(398,509)
Foreign earnings repatriation	(12,024)	(14,073)
Other	(7,969)	(10,206)

Gross deferred tax liabilities	(412,106)	(422,788)

Net deferred tax liabilities	$(208,736)	$(241,852)

At December 31, 2011, we maintain $625 million of net operating loss carryforwards in the U.S., which expire over a period of one to 20 years. Our European net operating loss carryforwards of $6 million generally are not subject to expiration dates, unless we trigger certain events.

At December 31, 2011 and 2010, we recorded gross deferred tax assets of $209.5 million, and $185.6 million, respectively, which we reduced by valuation allowances of $6.2 million, and $4.7 million, respectively. We have recorded a valuation allowance against certain European and domestic net operating loss carryforwards due to uncertainties regarding our ability to realize these deferred tax assets.

We do not intend to permanently reinvest the earnings of foreign operations. Accordingly, we recorded a deferred tax expense of $1.5 million, $1.1 million and $0.5 million for the years ended December 31, 2011, 2010 and 2009, respectively, for unrepatriated foreign earnings in those years.

We and our subsidiaries file income tax returns in the U.S. federal, state and local, and foreign jurisdictions. With few exceptions, we are no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2007. The Internal Revenue Service (IRS) completed its field examination of the 2005 and 2006 tax years during the first half of 2010. The IRS has proposed material adjustments related to transaction cost, stock option, and bad debt deductions included in our 2006 tax return. We intend to appeal each of the proposed adjustments vigorously through the IRS appeals process. However, should the IRS’ proposed adjustments be upheld in appeals, a material reduction in our currently unreserved net operating losses could result.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
Balance, beginning of year	$17,659	$17,495	$14,294
Additions based on tax positions related to current year	777	372	2,660
Additions for tax positions related to prior years	3,097	477	1,114
Reductions for tax positions of prior years	—	—	—
Reduction due to lapse of statute of limitations	(2,065)	(685)	(474)
Reductions for settlements of tax positions	(25)	—	(99)

Balance, end of year	$19,443	$17,659	$17,495

To the extent our gross unrecognized tax benefits are recognized in the future, a reduction of $2.0 million of U.S. Federal tax benefit for related state income tax deductions would result. There is a reasonable possibility that the closing of the IRS appeals process could result in a material reduction to our unrecognized tax benefits within the next twelve months. Due to the fact that the appeals process has not been finalized, the amount of the unrecognized tax benefits that may be reduced cannot be reasonably estimated. We anticipate that approximately $0.8 million of uncertain tax positions related to transfers of intellectual property and $0.6 million of unrecognized tax positions, each of which are individually immaterial, will decrease in the next twelve months due to the expiration of the statute of limitations. The majority of our unrecognized tax benefits will impact the effective tax rate upon recognition; however, $0.5 million related to prior acquisitions will impact other balance sheet accounts due to various indemnification provisions. We recognized interest and penalties of $0.2 million, $0.6 million and $0.5 million in the years ended December 31, 2011, 2010 and 2009, respectively, which was included as a component of income tax benefit in our consolidated statements of operations. As of December 31, 2011 and 2010, we have $2.4 million and $2.2 million, respectively, accrued for interest and penalties.

Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Commitments and Contingencies

13. COMMITMENTS AND CONTINGENCIES

The manufacture and sale of orthopedic devices and related products exposes us to a significant risk of product liability claims. From time to time, we have been, and we are currently, subject to a number of product liability claims alleging that the use of our products resulted in adverse effects. Even if we are successful in defending against any liability claims, such claims could nevertheless distract our management, result in substantial costs, harm our reputation, adversely affect the sales of all our products and otherwise harm our business. If there is a significant increase in the number of product liability claims, our business could be adversely affected.

Pain Pump Litigation

We are currently named as one of several defendants in a number of product liability lawsuits involving approximately 60 plaintiffs in U.S. cases and a lawsuit in Canada which has been granted class action status, related to a disposable drug infusion pump product (pain pump) manufactured by two third party manufacturers that we distributed through our Bracing and Vascular segment. We sold pumps manufactured by one manufacturer from 1999 to 2003 and then sold pumps manufactured by a second manufacturer from 2003 to 2009. We discontinued our sale of these products in the second quarter of 2009. These cases have been brought against the manufacturers and certain distributors of these pumps. All of these lawsuits allege that the use of these pumps with certain anesthetics for prolonged periods after certain shoulder surgeries has resulted in cartilage damage to the plaintiffs. The lawsuits allege damages ranging from unspecified amounts to claims of up to $10 million. Many of the lawsuits which have been filed in the past three years have named multiple pain pump manufacturers and distributors without having established which manufacturer manufactured or sold the pump in issue. In the past three years, we have been dismissed from more than 400 cases when product identification was later established showing that we did not sell the pump in issue. At present, we are named in approximately 25 lawsuits in which product identification has yet to be determined and, as a result, we believe that we will be dismissed from a meaningful number of such cases in the future. In the past two years, we have entered into settlements with plaintiffs in approximately 70 pain pump lawsuits. Of these, we have settled approximately 40 cases in joint settlements involving our first manufacturer and we have settled approximately 30 cases involving our second manufacturer. As of September 29, 2012, the range of potential loss is not estimable.

Indemnity and Insurance Coverage Related to Pain Pump Claims

We have sought indemnity and tendered the defense of the pain pump cases to the two manufacturers who supplied these pumps to us, to their products liability carriers and to our products liability carriers. These lawsuits are about equally divided between the two manufacturers. Both manufacturers have rejected our tenders of indemnity. The base policy for one of the manufacturers contributed to our defense, but that policy has been exhausted by defense costs and settlements, as has a second policy of that manufacturer. This manufacturer has ceased operations, has little assets and no additional insurance coverage. We have asserted indemnification rights against the successor to this manufacturer and are pursuing claims against the manufacturer, its owners and its successor. This manufacturer has asserted a counterclaim for indemnity against us, alleging that we are responsible for any liability incurred by the manufacturer in connection with our sale of pain pumps supplied by this manufacturer. The base policy for the other manufacturer has been exhausted and the excess liability carriers for that manufacturer have not accepted coverage for us and are not expected to provide for our defense. We and this manufacturer have been cooperating in jointly negotiating settlements of those lawsuits in which both parties are named. Our products liability carriers have accepted coverage of these cases, subject to a reservation of the right to deny coverage for customary matters, including punitive damages and off-label promotion. In August 2010, one of our excess carriers for the period ending July 1, 2010 and for the supplemental extended reporting period (SERP) discussed below, which is insuring $10 million in excess of $25 million, informed us that it has reserved its right to rescind the policy based on an alleged failure by us and our insurance broker to disclose material information regarding the pain pump claims prior to the binding of coverage by this carrier. We disagree with this allegation and are seeking to resolve the issue with this carrier.

Pain Pump-Related Health Insurance Portability and Accountability Act (HIPAA) Subpoena

In August 2010, we were served with a subpoena under HIPAA seeking numerous documents related to our activities involving the pain pumps discussed above. The subpoena, which was issued by the United States Attorney’s Office for the Central District of California, refers to an official investigation by the DOJ and the FDA of Federal health care offenses. We have produced documents that are responsive to the subpoena. We believe that our actions related to our prior distribution of these pain pumps have been in compliance with applicable legal standards.

Pain Pump Investigation—U.S. Attorney’s Office for the Western District of Missouri

In January 2012, we became aware of a civil investigation by the United States Attorney’s Office for the Western District of Missouri regarding our previous sale and marketing of pain pump devices. The investigation relates to whether we caused false claims to be filed with government payors as a result of alleged off-label promotion of the pain pumps. We deny that we improperly promoted the pain pump devices and believe that our marketing and sales activities were in compliance with applicable legal standards.

Cold Therapy Litigation

Since mid-2010, we have been named in nine multi-plaintiff lawsuits involving a total of 210 plaintiffs, alleging that the plaintiffs had been injured following use of certain cold therapy products manufactured by the Company. The complaints are not specific as to the nature of the injuries, but allege various product liability theories, including inadequate warnings regarding the risks associated with the use of cold therapy and failure to incorporate certain safety features into the design. No specific dollar amounts of damages are alleged and as of September 29, 2012, we cannot estimate a range of potential loss. These cases have been included in a coordinated proceeding in San Diego Superior Court with a similar number of cases filed against one of our competitors. A total of ten of the plaintiffs included in the cases filed against us have been selected as the first cases to be tried, of which four of these “bellwether” cases will go to trial in April 2013. Discovery is proceeding on these bellwether cases.

Our Product Liability Insurance Coverage

We maintain product liability insurance that is subject to annual renewal. Our current policy covers claims reported between July 1, 2012 and June 30, 2013. This policy excludes coverage for claims related to both pain pump products and cold therapy products. As described below, we have other insurance which provides coverage for these excluded products. For the current policy year, we maintain coverage limits (together with excess policies) of up to $50 million, with deductibles of $500,000 per claim for claims relating to invasive products (principally our surgical implant products) and $50,000 per claim for claims relating to all other covered products, with an aggregate self-insured retention of $2 million. Starting with the 2010-2011 policy period, our products liability policy excluded claims related to pain pump products. We purchased supplemental extended reporting period (SERP) coverage for the $80 million limit product liability policy that expired on June 30, 2010, and this supplemental coverage allows us to report pain pump claims for an additional five years beyond the end of that policy period. Except for the additional excess coverage mentioned below, this SERP coverage does not provide additional limits to the aggregate $80 million limits on the 2009-2010 policy but it does provide that these limits will remain available for pain pump claims reported for an extended period of time. We also purchased additional coverage of $25 million in excess of the $80 million limits with a five year reporting period. Thus, the SERP coverage for current and future pain pump claims has a total limit of $105 million (less amounts paid for claims reported to date). Starting with the 2011-2012 policy period, our primary products liability coverage excluded claims related to cold therapy products. Concurrently with the exclusion of our cold therapy products from the 2011-2012 primary policy, we purchased SERP coverage for cold therapy product claims for injuries alleged to have occurred prior to July 1, 2011. This SERP allows us to report such cold therapy claims under our expired 2010-2011 policy which had total limits of $50 million. At that time, we also purchased separate primary and excess policies providing for a total of $5 million of coverage for claims related to cold therapy products arising from injuries alleged to have occurred after June 30, 2011, with a deductible of $250,000 per claim and an aggregate deductible of $3 million. We continued this $5 million in coverage on similar terms for the policy period commencing July 1, 2012. We believe we have adequate insurance coverage for our product liability claims.

BGS Qui Tam Action and HIPAA Subpoena

On April 15, 2009, we became aware of a qui tam action filed in Federal Court in Boston, Massachusetts in March 2005 and amended in December 2007 that names us as a defendant along with each of the other companies that manufactures and sells external bone growth stimulators, as well as The Blackstone Group L.P., an affiliate of DJO’s principal stockholder, and the principal stockholder of one of the other companies in the bone growth stimulation business. This case is captioned United States ex rel. Beirman v. Orthofix International, N.V., et al., Civil Action No. 05-10557 (D. Mass.). The case was sealed when originally filed and unsealed in March 2009. The plaintiff, or relator, alleges that the defendants have engaged in Medicare fraud and violated Federal and state false claims acts from the time of the original introduction of the devices by each defendant to the present by seeking reimbursement for bone growth stimulators as a purchased item rather than a rental item. The relator also alleges that the defendants are engaged in other marketing practices constituting violations of the Federal and various state anti-kickback statutes. On December 4, 2009, we filed a motion to dismiss the relator’s complaint. The relator filed a second amended complaint in May 2010 that, among other things, dropped The Blackstone Group as a defendant. We filed another motion to dismiss directed at the second amended complaint, and that motion was denied. The case is proceeding to the discovery phase. Shortly before becoming aware of the qui tam action, we were advised that our bone growth stimulator business was the subject of an investigation by the DOJ, and on April 10, 2009, we were served with a subpoena under HIPAA seeking numerous documents relating to the marketing and sale by us of bone growth stimulators. On September 21, 2009, we were served with a second HIPAA subpoena related to this DOJ investigation seeking additional documents relating to the marketing and sale by us of bone growth stimulators. We believe that these subpoenas are related to the DOJ’s investigation of the allegations in the qui tam action, although the DOJ has decided not to intervene in the qui tam action at this time. We believe that our marketing practices in the bone growth stimulation business are in compliance with applicable legal standards and we intend to defend this case and investigation vigorously. We can make no assurance as to the resources that will be needed to respond to these matters or the final outcome of such action and as of September 29, 2012, we cannot estimate a range of potential loss, fines or damages.

17.	COMMITMENTS AND CONTINGENCIES

Operating Leases. We lease building space, manufacturing facilities and equipment under non-cancelable operating lease agreements that expire at various dates. We record rent incentives as deferred rent and amortize as reductions to lease expense over the lease term. The aggregate minimum rental commitments under non-cancelable leases for the next five years and thereafter, as of December 31, 2011, are as follows (in thousands):

Years Ending December 31,
2012	$11,749
2013	11,036
2014	10,453
2015	7,664
2016	7,201
Thereafter	19,537

$67,640

Rental expense under operating leases totaled $14.3 million, $12.0 million, and $13.4 million for the years ended December 31, 2011, 2010, and 2009 respectively. Scheduled increases in rent expense are amortized on a straight line basis over the life of the lease.

Litigation

From time to time, we are plaintiffs or defendants in various litigation matters in the ordinary course of our business, some of which involve claims for damages that are substantial in amount. We believe that the disposition of claims currently pending will not have a material adverse impact on our financial position or results of operations.

The manufacture and sale of orthopedic devices and related products exposes us to a significant risk of product liability claims. From time to time, we have been, and we are currently, subject to a number of product liability claims alleging that the use of our products resulted in adverse effects.

Pain Pump Litigation

We are currently named as one of several defendants in a number of product liability lawsuits involving approximately 87 plaintiffs in U.S. cases and a lawsuit in Canada which has been granted class action status, related to a disposable drug infusion pump product (pain pump) manufactured by two third party manufacturers that we distributed through our Bracing and Vascular segment. We sold pumps manufactured by one manufacturer from 1999 to 2003 and then sold pumps manufactured by a second manufacturer from 2003 to 2009. We discontinued our sale of these products in the second quarter of 2009. These cases have been brought against the manufacturers and certain distributors of these pumps, and in some cases, the manufacturers of the anesthetics used in these pumps. All of these lawsuits allege that the use of these pumps with certain anesthetics for prolonged periods after certain shoulder surgeries has resulted in cartilage damage to the plaintiffs. The lawsuits allege damages ranging from unspecified amounts to claims of up to $10 million. Many of the lawsuits which have been filed in the past three years have named multiple pain pump manufacturers and distributors without having established which manufacturer manufactured or sold the pump in issue. In the past three years, we have been dismissed from more than 350 cases when product identification was later established showing that we did not sell the pump in issue. At present, we are named in approximately 60 lawsuits in which product identification has yet to be determined and, as a result, we believe that we will be dismissed from a meaningful number of such cases in the future. In the past two years, we have entered into settlements with plaintiffs in approximately 60 pain pump lawsuits. Of these, we have settled approximately 34 cases in joint settlements involving our first manufacturer and we have settled approximately 26 cases involving our second manufacturer in which the manufacturer’s carrier has made some contribution to our settlement amount or any joint settlement, but for which we are seeking indemnity for the balance of our costs. As of December 31, 2011, the range of potential loss is not estimable.

Indemnity and Insurance Coverage Related to Pain Pump Claims

We have sought indemnity and tendered the defense of the pain pump cases to the two manufacturers who supplied these pumps to us, to their products liability carriers and to our products liability carriers. These lawsuits are about equally divided between the two manufacturers. Both manufacturers have rejected our tenders of indemnity. The base policy for one of the manufacturers contributed to our defense, but that policy has been exhausted by defense costs and settlements, as has a second policy of that manufacturer. This manufacturer has ceased operations, has little assets and no additional insurance coverage. The Company has asserted indemnification rights against the successor to this manufacturer and is pursuing claims against the manufacturer, its owners and its successor. The base policy for the other manufacturer has been exhausted and the excess liability carriers for that manufacturer have not accepted coverage for the Company and are not expected to provide for its defense. The Company and this manufacturer have been cooperating in jointly negotiating settlements of those lawsuits in which both parties are named. Our products liability carriers have accepted coverage of these cases, subject to a reservation of the right to deny coverage for customary matters, including punitive damages and off-label promotion. In August 2010, one of our excess carriers for the period ending July 1, 2010 and for the supplemental extended reporting period (SERP) discussed below, which is insuring $10 million in excess of $25 million, informed us that it has reserved its right to rescind the policy based on an alleged failure by us and our insurance broker to disclose material information. We disagree with this allegation and are seeking to resolve the issue with this carrier.

Pain Pump-Related HIPAA Subpoena

On August 2, 2010, we were served with a subpoena under HIPAA seeking numerous documents related to our activities involving the pain pumps discussed above. The subpoena which was issued by the United States Attorney’s Office for the Central District of California, refers to an official investigation by the DOJ and the FDA of Federal health care offenses. We have produced documents that are responsive to the subpoena. We believe that our actions related to our prior distribution of these pain pumps have been in compliance with applicable legal standards.

Pain Pump Investigation—U.S. Attorney’s Office for the Western District of Missouri

In January 2012 the Company became aware of a civil investigation by the United States Attorney’s Office for the Western District of Missouri regarding the Company’s previous sale and marketing of pain pump devices. The investigation relates to whether the Company caused false claims to be filed with government payors as a result of alleged off-label promotion of the pain pumps. The Company believes that this investigation is related to the investigation by the United States Attorney’s Office for the Central District of California that is described above. The Company denies that it improperly promoted the pain pump devices and believes that its marketing and sales activities were in compliance with applicable legal standards.

Cold Therapy Litigation

Since mid-2010, we have been named in nine multi-plaintiff lawsuits involving a total of 210 plaintiffs, alleging that the plaintiffs had been injured following use of certain cold therapy products manufactured by the Company. The complaints are not specific as to the nature of the injuries, but allege various product liability theories, including inadequate warnings regarding the risks associated with the use of cold therapy and failure to incorporate certain safety features into the design. No specific dollar amounts of damages are alleged and as of December 31, 2011, we cannot estimate a range of potential loss. These cases have been included in a coordinated proceeding in San Diego Superior Court with a similar number of cases filed against our competitor. A total of 10 of the plaintiffs included in the cases filed against us have been identified as the first “bellwether” cases to be tried, of which four will go to trial in September 2012. Discovery is proceeding on these bellweather cases.

Our Product Liability Insurance Coverage

We maintain product liability insurance that is subject to annual renewal. Our current policy covers claims reported between July 1, 2011 and June 30, 2012. This policy excludes coverage for claims related to both pain pump products and cold therapy products. As described below, we have other insurance which provides coverage for these excluded products. For the current policy year, we maintain coverage limits (together with excess policies) of up to $50 million, with deductibles of $500,000 per claim for claims relating to invasive products (principally our surgical implant products) and $50,000 per claim for claims relating to all other covered products, with an aggregate self-insured retention of $2 million. Starting with the 2010-2011 policy period, our products liability policy excluded claims related to pain pump products. We purchased supplemental extended reporting period (SERP) coverage for the $80 million limit product liability policy that expired on June 30, 2010, and this supplemental coverage allows us to report pain pump claims beyond the end of the prior policy. Except for the additional excess coverage mentioned below, this SERP coverage does not provide additional limits to the aggregate $80 million limits on the prior policy but it does provide that these limits will remain available for pain pump claims reported for an extended period of time. We also purchased additional coverage of $25 million in excess of the $80 million limits with a five year reporting period. Thus, the SERP coverage for current and future pain pump claims has a total limit of $105 million (less amounts paid for claims reported to date). Concurrently with the exclusion of our cold therapy products from the current primary products coverage, we purchased SERP coverage for cold therapy product claims for injuries alleged to have occurred prior to July 1, 2011. This SERP allows us to report such cold therapy claims under our expired 2010-2011 policy which had total limits of $50 million. We also purchased separate primary and excess policies providing for a total of $5 million of coverage for claims related to cold therapy products arising from injuries alleged to have occurred after June 30, 2011, with a deductible of $300,000 per claim and an aggregate deductible of $4 million. We believe we have adequate insurance coverage for our product liability claims.

BGS Qui Tam Action and HIPAA Subpoena

On April 15, 2009, we became aware of a qui tam action filed in Federal Court in Boston, Massachusetts in March 2005 and amended in December 2007 that names us as a defendant along with each of the other companies that manufactures and sells external bone growth stimulators, as well as The Blackstone Group L.P., an affiliate of DJO’s principal stockholder, and the principal stockholder of one of the other companies in the bone growth stimulation business. This case is captioned United States ex rel. Beirman v. Orthofix International, N.V., et al., Civil Action No. 05-10557 (D. Mass.). The case was sealed when originally filed and unsealed in March 2009. The plaintiff, or relator, alleges that the defendants have engaged in Medicare fraud and violated Federal and state false claims acts from the time of the original introduction of the devices by each defendant to the present by seeking reimbursement for bone growth stimulators as a purchased item rather than a rental item. The relator also alleges that the defendants are engaged in other marketing practices constituting violations of the Federal and various state anti-kickback statutes. On December 4, 2009, we filed a motion to dismiss the relator’s complaint. The relator filed a second amended complaint in May 2010 that, among other things, dropped The Blackstone Group as a defendant. We filed another motion to dismiss directed at the second amended complaint, and that motion was denied. The case is proceeding to the discovery phase. Shortly before becoming aware of the qui tam action, we were advised that our bone growth stimulator business was the subject of an investigation by the DOJ, and on April 10, 2009, we were served with a subpoena under HIPAA seeking numerous documents relating to the marketing and sale by us of bone growth stimulators. On September 21, 2009, we were served with a second HIPAA subpoena related to this DOJ investigation seeking additional documents relating to the marketing and sale by us of bone growth stimulators. We believe that these subpoenas are related to the DOJ’s investigation of the allegations in the qui tam action, although the DOJ has decided not to intervene in the qui tam action at this time. We believe that our marketing practices in the bone growth stimulation business are in compliance with applicable legal standards and we intend to defend this case and investigation vigorously. We can make no assurance as to the resources that will be needed to respond to these matters or the final outcome of such action and as of December 31, 2011, we cannot estimate a range of potential loss, fines or damages.

Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Related Party Transactions

12. RELATED PARTY TRANSACTIONS

Blackstone Management Partners V L.L.C. (BMP), an affiliate of our major shareholder, provides certain monitoring, advisory and consulting services to us for an annual monitoring fee equal to the greater of $7.0 million or 2% of consolidated EBITDA as defined in the Transaction and Monitoring Fee Agreement, payable in the first quarter of each year. The monitoring fee agreement will continue until the earlier of November 2019, or such date as DJO and BMP may mutually determine. DJO has agreed to indemnify BMP and its affiliates, directors, officers, employees, agents and representatives from and against all liabilities relating to the services contemplated by the Transaction and Monitoring Fee Agreement and the engagement of BMP pursuant to, and the performance of BMP and its affiliates of the services contemplated by, the Transaction and Monitoring Fee Agreement. At any time in connection with or in anticipation of a change of control of DJO, a sale of all or substantially all of DJO’s assets or an initial public offering of common stock of DJO, BMP may elect to receive, in lieu of remaining annual monitoring fee payments, a single lump sum cash payment equal to the then-present value of all then-current and future annual monitoring fees payable under the Transaction and Monitoring Fee Agreement, assuming a hypothetical termination date of the agreement to be November 2019. For each of the three and nine month periods presented, we recognized $1.75 million and $5.25 million, respectively, related to the annual monitoring fee, which was recorded as a component of selling, general and administrative expense in our unaudited condensed consolidated statements of operations.

18.	RELATED PARTY TRANSACTIONS

Management Stockholder’s Agreement

All members of DJO’s management who own shares of DJO common stock or options to purchase DJO common stock are parties to a Management Stockholders Agreement, dated November 3, 2006, among DJO, Grand Slam Holdings, LLC (BCP Holdings), Blackstone, certain of its affiliates (BCP Holdings and Blackstone and its affiliates are referred to as Blackstone Parent Stockholders), and such members of DJO’s management, as amended by the First Amendment to Management Stockholders Agreement (the Management Stockholders Agreement). The Management Stockholders Agreement provides that upon termination of a management stockholder’s employment for any reason, DJO and a Blackstone Parent Stockholder may collectively exercise the right to purchase all of the shares of DJO common stock held by such management stockholder within one year after such termination (or, with respect to shares purchased upon exercise of options after termination of employment, one year following such exercise). If a management stockholder is terminated for cause (as defined in the Agreement), or voluntarily terminates their employment and such termination would have constituted a termination for cause if it would have been initiated by DJO, and DJO or a Blackstone Parent Stockholder exercises its call rights after such termination, the management stockholder would receive the lower of fair market value or cost for the management stockholder’s callable shares. In the case of all other terminations of employment, the management stockholder would receive fair market value for such shares.

The Management Stockholders Agreement imposes significant restrictions on transfers of shares of DJO’s common stock held by management stockholders and provides a right of first refusal to DJO or Blackstone, if DJO fails to exercise such right, on any proposed sale of DJO’s common stock held by a management stockholder following the lapse of the transfer restrictions and prior to the occurrence of a qualified public offering (as such term is defined in that agreement) of DJO. In addition, prior to a qualified public offering, Blackstone will have drag-along rights, and management stockholders will have tag-along rights, in the event of a sale of DJO’s common stock by Blackstone to a third party (or in the event of a sale of BCP Holdings’ equity interests to a third party) in the same proportion as the shares or equity interests sold by Blackstone. The Management Stockholders Agreement also provides that, after the occurrence of a qualified public offering, the management stockholders will receive customary piggyback registration rights with respect to shares of DJO common stock held by them.

All parties receiving an award of stock options, including all DJO directors who have been granted options, as well as all purchasers of common stock in DJO’s offerings in the years ended December 31, 2011 and 2010, are parties to a Stockholders Agreement which has the same material terms and conditions as the Management Stockholders Agreement.

Transaction and Monitoring Fee Agreement

Under the Transaction and Monitoring Fee Agreement, at the closing of the DJO Merger, we paid BMP, an affiliate of our primary shareholder, a $15.0 million transaction fee and $0.6 million for related expenses. Also, pursuant to this agreement, at the closing of the DJO Merger, we paid Blackstone Advisory Services, L.P. (BAS), an affiliate of BMP, a $3.0 million advisory fee in consideration of the provision of certain strategic and other advice and assistance by BAS on behalf of BMP.

In connection with the DJO Merger, BMP has agreed to provide certain monitoring, advisory and consulting services to us for an annual monitoring fee equal to the greater of $7.0 million or 2% of consolidated EBITDA as defined in the Transaction and Monitoring Fee Agreement, payable in the first quarter of each year. The monitoring fee agreement will continue until the earlier of November 2019, or such date as DJO and BMP may mutually determine. DJO has agreed to indemnify BMP and its affiliates, directors, officers, employees, agents and representatives from and against all liabilities relating to the services contemplated by the Transaction and Monitoring Fee Agreement and the engagement of BMP pursuant to, and the performance of BMP and its affiliates of the services contemplated by, the Transaction and Monitoring Fee Agreement. At any time in connection with or in anticipation of a change of control of DJO, a sale of all or substantially all of DJO’s assets or an initial public offering of common stock of DJO, BMP may elect to receive, in lieu of remaining annual monitoring fee payments, a single lump sum cash payment equal to the then-present value of all then-current and future annual monitoring fees payable under the Transaction and Monitoring Fee Agreement, assuming a hypothetical termination date of the agreement to be November 2019. For each of the years ended December 31, 2011, 2010 and 2009, we expensed $7.0 million related to the annual monitoring fee, which is recorded as a component of selling, general and administrative expense in the consolidated statements of operations.

Other Related Party Transactions

During the year ended December 31, 2011, in connection with the Dr. Comfort acquisition (see Note 3), we paid $5.0 million of transaction and advisory fees to Blackstone Advisory Partners, L.P., an affiliate of our major shareholder, which was recorded as a component of selling, general and administrative expense in the consolidated statement of operations.

Segment and Geographic Information	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Segment And Geographic Information

14. SEGMENT AND GEOGRAPHIC INFORMATION

We provide a broad array of orthopedic rehabilitation and regeneration products, as well as surgical implants to customers in the United States and abroad.

We currently develop, manufacture and distribute our products through the following four operating segments:

Bracing and Vascular Segment

Our Bracing and Vascular segment, which generates its revenues in the United States, offers our rigid knee bracing products, orthopedic soft goods, cold therapy products, vascular systems, therapeutic shoes and inserts and compression therapy products, primarily under our DonJoy, ProCare, Aircast and Dr. Comfort brands. This segment also includes our OfficeCare business, through which we maintain an inventory of soft goods and other products at healthcare facilities, primarily orthopedic practices, for immediate distribution to patients. The Bracing and Vascular segment primarily sells its products to orthopedic and sports medicine professionals, hospitals, podiatry practices, orthotic and prosthetic centers, home medical equipment providers and independent pharmacies.

Recovery Sciences Segment

Our Recovery Sciences segment, which generates its revenues in the United States, is divided into four main businesses:

•

Empi. Our Empi business unit offers our home electrotherapy, iontophoresis, and home traction products. We primarily sell these products directly to patients or to physical therapy clinics. For products sold to patients, we arrange billing to the patients and their third party payors.

•

Regeneration. Our Regeneration business unit primarily sells our bone growth stimulation products. We sell these products either directly to patients or to independent distributors. For products sold to patients, we arrange billing to the patients and their third party payors.

•

Chattanooga. Our Chattanooga business unit offers products in the clinical rehabilitation market in the categories of clinical electrotherapy devices, clinical traction devices, and other clinical products and supplies such as treatment tables, continuous passive motion (CPM) devices and dry heat therapy.

•

Athlete Direct. Our Athlete Direct business unit offers consumers ranging from fitness enthusiasts to competitive athletes our Compex electrostimulation devices, which are used in athletic training programs to aid muscle development and to accelerate muscle recovery after training sessions.

International Segment

Our International segment, which generates most of its revenues in Europe, sells all of our products and certain third party products through a combination of direct sales representatives and independent distributors.

Surgical Implant Segment

Our Surgical Implant segment, which generates its revenues in the United States, develops, manufactures and markets a wide variety of knee, hip and shoulder implant products that serve the orthopedic reconstructive joint implant market.

Information regarding our reportable business segments is presented below (in thousands). Segment results exclude the impact of amortization of intangible assets, certain general corporate expenses and various non-recurring and integration charges, as defined by management. The accounting policies of the reportable segments are the same as the accounting policies of the Company. We allocate resources and evaluate the performance of segments based on net sales, gross profit, operating income and other non-GAAP measures, as defined. We do not allocate assets to reportable segments because a significant portion of our assets are shared by segments.

	Three Months Ended		Nine Months Ended
	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011
Net sales:
Bracing and Vascular	$111,212	$101,452	$329,094	$281,687
Recovery Sciences	80,906	81,956	249,997	253,335
International	64,671	64,475	206,649	207,423
Surgical Implant	17,197	15,235	53,170	48,170

	$273,986	$263,118	$838,910	$790,615

Gross profit:
Bracing and Vascular	$57,306	$52,997	$169,148	$149,593
Recovery Sciences	61,656	61,573	189,167	191,836
International	34,815	36,472	114,696	118,376
Surgical Implant	12,670	10,698	39,858	34,239
Expenses not allocated to segments and eliminations	(758)	(6,085)	(2,293)	(15,138)

	$165,689	$155,655	$510,576	$478,906

Operating income:
Bracing and Vascular	$22,146	$18,844	$64,551	$54,339
Recovery Sciences	23,054	21,392	66,920	68,892
International	10,604	11,723	39,502	40,790
Surgical Implant	812	827	4,746	2,230
Expenses not allocated to segments and eliminations	(34,087)	(43,897)	(102,960)	(138,200)

	$22,529	$8,889	$72,759	$28,051

Geographic Area

Following are our net sales by geographic area, based on location of customer (in thousands):

	Three Months Ended		Nine Months Ended
	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011
Net sales:
United States	$209,314	$198,643	$632,261	$583,193
Other Europe, Middle East and Africa	29,729	30,533	98,146	98,967
Germany	19,790	20,712	64,209	68,203
Australia and Asia Pacific	6,506	5,708	19,418	17,333
Canada	6,301	5,605	18,264	16,909
Latin America	2,346	1,917	6,612	6,010

	$273,986	$263,118	$838,910	$790,615

19.	SEGMENT AND GEOGRAPHIC INFORMATION

We provide a broad array of orthopedic rehabilitation and regeneration products, as well as surgical implants to customers in the United States and abroad.

During the first quarter of 2011, we changed the name of our Bracing and Supports segment to Bracing and Vascular to reflect the addition of our recent acquisitions, which have increased our focus on the vascular market. This segment also includes the U.S. results of operations attributable to Dr. Comfort, ETI and Circle City, from their respective dates of acquisition (see Note 3). This change had no impact on previously reported segment information.

We currently develop, manufacture and distribute our products through the following four operating segments:

Bracing and Vascular Segment

Our Bracing and Vascular segment, which generates its revenues in the United States, offers our rigid knee bracing products, orthopedic soft goods, cold therapy products, vascular systems, and compression therapy products, primarily under our DonJoy, ProCare and Aircast brands. The U.S. results of our recent Circle City and ETI acquisitions are included within this segment. This segment also includes our OfficeCare business, through which we maintain an inventory of soft goods and other products at healthcare facilities, primarily orthopedic practices, for immediate distribution to patients. In addition, included within this segment is our newly acquired Dr. Comfort business, which develops and manufactures therapeutic footwear and related medical and comfort products serving the diabetes care market in podiatry practices, orthotic and prosthetic centers, home medial equipment providers and independent pharmacies.

Recovery Sciences Segment

Our Recovery Sciences segment, which generates its revenues in the United States, is divided into four main businesses:

•

Empi. Our Empi business unit offers our home electrotherapy, iontophoresis, and home traction products. We primarily sell these products directly to patients or to physical therapy clinics. For products sold to patients, we arrange billing to the patients and their third party payors.

•

Regeneration. Our Regeneration business unit primarily sells our bone growth stimulation products. We sell these products either directly to patients or to independent distributors. For products sold to patients, we arrange billing to the patients and their third party payors.

•

Chattanooga. Our Chattanooga business unit offers products in the clinical rehabilitation market in the categories of clinical electrotherapy devices, clinical traction devices, and other clinical products and supplies such as treatment tables, continuous passive motion (CPM) devices and dry heat therapy.

•

Athlete Direct. Our Athlete Direct business unit offers consumers ranging from fitness enthusiasts to competitive athletes our Compex electrostimulation device, which is used in athletic training programs to aid muscle development and to accelerate muscle recovery after training sessions.

International Segment

Our International segment, which generates most of its revenues in Europe, sells all of our products and certain third party products through a combination of direct sales representatives and independent distributors.

Surgical Implant Segment

Our Surgical Implant segment develops, manufactures and markets a wide variety of knee, hip and shoulder implant products that serve the orthopedic reconstructive joint implant market in the United States.

Information regarding our reportable business segments is presented in the table below (in thousands). Segment results exclude the impact of amortization and impairment of goodwill and intangible assets, certain general corporate expenses, and charges related to various integration activities, as defined by management. The accounting policies of the reportable segments are the same as the accounting policies of the Company. We allocate resources and evaluate the performance of segments based on net sales, gross profit, operating income and other non-GAAP measures, as defined. Moreover, we do not allocate assets to reportable segments because a significant portion of assets are shared by the segments.

	Year Ended December 31,
	2011	2010	2009
Net sales:
Bracing and Vascular	$387,928	$311,620	$298,759
Recovery Sciences	342,599	347,139	342,026
International	279,299	244,493	241,464
Surgical Implant	64,944	62,721	63,877

	$1,074,770	$965,973	$946,126

Gross profit:
Bracing and Vascular	$203,217	$170,786	$168,009
Recovery Sciences	258,920	265,196	257,466
International	161,142	143,562	137,142
Surgical Implant	46,860	46,031	49,799
Expenses not allocated to segments and eliminations	(13,507)	(4,872)	(5,009)

	$656,632	$620,703	$607,407

Operating (loss) income:
Bracing and Vascular	$75,095	$68,058	$70,805
Recovery Sciences	93,394	117,656	107,157
International	57,501	56,356	49,051
Surgical Implant	4,323	7,121	12,955
Expenses not allocated to segments and eliminations	(322,578)	(161,311)	(161,111)

	$(92,265)	$87,880	$78,857

Geographic Area

Following are our net sales by geographic area (in thousands):

	Year Ended December 31,
	2011	2010	2009
United States	$795,471	$718,601	$704,954
Germany	90,000	74,441	74,185
Other Europe, Middle East, and Africa	109,768	98,502	110,140
Asia Pacific	8,952	20,426	15,541
Other	70,579	54,003	41,306

	$1,074,770	$965,973	$946,126

Net sales are attributed to countries based on location of customer. In each of the years ended December 31, 2011, 2010 and 2009, no individual customer or distributor accounted for 10% or more of total annual net sales.

Following are our long-lived assets by geographic area (in thousands):

	December 31, 2011	December 31, 2010
United States	$2,353,410	$2,269,213
International	153,351	160,982

	$2,506,761	$2,430,195

Unaudited Quarterly Consolidated Financial Data	12 Months Ended
Dec. 31, 2011
Unaudited Quarterly Consolidated Financial Data
20.	UNAUDITED QUARTERLY CONSOLIDATED FINANCIAL DATA

We operate our business on a manufacturing calendar, with our fiscal year always ending on December 31. Each quarter is 13 weeks, consisting of two four-week periods and one five-week period. Our first and fourth quarters may have more or fewer shipping days from year to year based on the days of the week on which holidays and December 31 fall.

In addition, during the fourth quarter of fiscal year 2011, we identified and corrected an immaterial error which impacted the consolidated financial statements for the years ended December 31, 2010 and 2009, related to the elimination of intercompany profits on the sale of products between subsidiaries. This error resulted in an overstatement of cost of goods sold of $1.1 million and $3.1 million for the years ended December 31, 2009 and 2010, respectively.

Based on a quantitative and qualitative analysis of the error as required by SAB 108, we determined that correcting the cumulative impact of this error, which decreased cost of goods sold and increased property and equipment by $4.2 million in the fourth quarter of the year ended December 31, 2011, was not material to the results for the year ended December 31, 2011.

In the fourth quarter of 2011, we determined that the carrying value of our Empi and Surgical Implant reporting units was in excess of their estimated fair value. As a result, we recorded an aggregate goodwill impairment charge of $124.1 million.

In addition, during the fourth quarter of 2011, we determined that the carrying value of our Empi trade name was in excess of its estimated fair value and recorded an impairment charge of $16.9 million.

The following table presents our unaudited quarterly consolidated financial data (in thousands):

	Three months ended
	April 2, 2011	July 2, 2011	October 1, 2011	December 31, 2011
Net sales	$249,711	$277,786	$263,118	$284,155
Gross profit	156,555	166,696	155,655	177,726
Operating income (loss)	11,919	7,243	8,889	(120,316)
Net loss	(20,924)	(18,960)	(25,706)	(147,997)
Net loss attributable to DJOFL	(21,239)	(19,255)	(25,764)	(148,211)

	Three months ended
	April 3, 2010	July 3, 2010	October 2, 2010	December 31, 2010
Net sales	$240,076	$242,527	$233,559	$249,811
Gross profit	152,722	157,962	149,412	160,607
Operating income	17,571	15,969	21,445	32,895
Net (loss) income	(33,336)	564	(7,531)	(11,372)
Net (loss) income attributable to DJOFL	(33,658)	243	(7,715)	(11,402)

Supplemental Guarantor Condensed Consolidating Financial Statements	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Supplemental Guarantor Condensed Consolidating Financial Statements

15. SUPPLEMENTAL GUARANTOR CONDENSED CONSOLIDATING FINANCIAL STATEMENTS

DJOFL and its direct wholly owned subsidiary, DJO Finco, issued $575.0 million and $100.0 million of 10.875% Notes in November 2007 and January 2010, respectively, $300.0 million of 9.75% Notes in October 2010, $300.0 million of 7.75% Notes in April 2011 and $230.0 million of 8.75% Notes in March 2012. DJO Finco was formed solely to act as a co-issuer of the notes, has only nominal assets and does not conduct any operations. The Indentures generally prohibit DJO Finco from holding any assets, becoming liable for any obligations or engaging in any business activity.

The 8.75% Notes are jointly and severally, fully and unconditionally guaranteed, on a senior secured basis by all of DJOFL’s domestic subsidiaries (other than the co-issuer) that are 100% owned, directly or indirectly, by DJOFL (the Guarantors). The 10.875% Notes and 7.75% Notes are jointly and severally, fully and unconditionally guaranteed, on an unsecured senior basis by the Guarantors. The 9.75% Notes are jointly and severally, fully and unconditionally guaranteed, on an unsecured senior subordinated basis by the Guarantors. Our foreign subsidiaries (the Non-Guarantors) do not guarantee the notes. The Guarantors also unconditionally guarantee the Amended Senior Secured Credit Facility.

The following tables present the financial position, results of operations and cash flows of DJOFL, the Guarantors, the Non-Guarantors and certain eliminations for the periods presented.

DJO Finance LLC

Unaudited Condensed Consolidating Balance Sheets

As of September 29, 2012

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$20,513	$1,680	$16,056	$(24)	$38,225
Accounts receivable, net	—	125,112	35,044	—	160,156
Inventories, net	—	119,944	29,628	(5,771)	143,801
Deferred tax assets, net	—	43,502	268	—	43,770
Prepaid expenses and other current assets	29	18,558	4,035	512	23,134

Total current assets	20,542	308,796	85,031	(5,283)	409,086
Property and equipment, net	—	93,240	12,270	(580)	104,930
Goodwill	—	1,150,269	108,413	(28,741)	1,229,941
Intangible assets, net	—	1,031,162	28,774	—	1,059,936
Investment in subsidiaries	1,297,699	1,686,366	78,501	(3,062,566)	—
Intercompany receivables	1,077,460	—	—	(1,077,460)	—
Other non-current assets	42,859	3,657	1,636	(4)	48,148

Total assets	$2,438,560	$4,273,490	$314,625	$(4,174,634)	$2,852,041

Liabilities and Equity
Current liabilities:
Accounts payable	$—	$48,397	$9,667	$11	$58,075
Current portion of debt and capital lease obligations	8,608	6	—	—	8,614
Other current liabilities	44,730	58,817	26,259	1,111	130,917

Total current liabilities	53,338	107,220	35,926	1,122	197,606
Long-term debt and capital lease obligations	2,156,863	—	—	—	2,156,863
Deferred tax liabilities, net	—	241,888	9,923	(527)	251,284
Intercompany payables, net	—	863,971	142,934	(1,006,905)	—
Other long-term liabilities	—	13,712	1,475	—	15,187

Total liabilities	2,210,201	1,226,791	190,258	(1,006,310)	2,620,940
Noncontrolling interests	—	—	2,742	—	2,742
Total membership equity	228,359	3,046,699	121,625	(3,168,324)	228,359

Total liabilities and equity	$2,438,560	$4,273,490	$314,625	$(4,174,634)	$2,852,041

DJO Finance LLC

Unaudited Condensed Consolidating Statements of Operations

For the Three Months Ended September 29, 2012

(in thousands)

	DJOFL	Guarantors	Non - Guarantors	Eliminations	Consolidated
Net sales	$—	$241,368	$60,905	$(28,287)	$273,986
Cost of sales (exclusive of amortization of intangible assets of $9,837)	—	97,277	41,764	(30,744)	108,297

Gross profit	—	144,091	19,141	2,457	165,689
Operating expenses:
Selling, general and administrative	—	91,661	19,080	(6)	110,735
Research and development	—	6,735	1,203	—	7,938
Amortization of intangible assets	—	23,507	980	—	24,487

	—	121,903	21,263	(6)	143,160

Operating income (loss)	—	22,188	(2,122)	2,463	22,529
Other income (expense):
Interest expense	(46,386)	—	(25)	—	(46,411)
Interest income	4	36	6	—	46
Loss on modification and extinguishment of debt	—	—	—	—	—
Other income (expense), net	—	625	1,245	—	1,870
Intercompany income (expense)	—	366	(407)	41	—
Equity in income (loss) of subsidiaries, net	23,821	—	—	(23,821)	—

	(22,561)	1,027	819	(23,780)	(44,495)

(Loss) income before income taxes	(22,561)	23,215	(1,303)	(21,317)	(21,966)
Income tax (provision) benefit	—	605	(1,174)	—	(569)

Net (loss) income	(22,561)	23,820	(2,477)	(22,317)	(22,535)
Net income attributable to noncontrolling interests	—	—	(27)	—	(27)

Net (loss) income attributable to DJOFL	$(22,561)	$23,820	$(2,504)	$(21,317)	$(22,562)

DJO Finance LLC

Unaudited Condensed Consolidating Statements of Operations

For the Nine Months Ended September 29, 2012

(in thousands)

	DJOFL	Guarantors	Non - Guarantors	Eliminations	Consolidated
Net sales	$—	$726,719	$195,903	$(83,712)	$838,910
Cost of sales (exclusive of amortization of intangible assets of $29,513)	—	290,889	132,130	(94,685)	328,334

Gross profit	—	435,830	63,773	10,973	510,576
Operating expenses:
Selling, general and administrative	—	281,024	61,589	4	342,617
Research and development	—	18,346	3,349	—	21,695
Amortization of intangible assets	—	70,523	2,982	—	73,505

	—	369,893	67,920	4	437,817

Operating income (loss)	—	65,937	(4,147)	10,969	72,759
Other income (expense):
Interest expense	(134,829)	—	(70)	—	(134,899)
Interest income	14	72	65	—	151
Loss on modification and extinguishment of debt	(9,398)	—	—		(9,398)
Other income (expense), net	—	2,493	438	—	2,931
Intercompany income (expense)	—	728	(661)	(67)	—
Equity in income (loss) of subsidiaries, net	72,099	—	—	(72,099)	—

	(72,114)	3,293	(228)	(72,116)	(141,215)

(Loss) income before income taxes	(72,114)	69,230	(4,375)	(61,197)	(68,456)
Income tax benefit (provision)	—	1,381	(4,425)	—	(3,044)

Net (loss) income	(72,114)	70,611	(8,800)	(61,197)	(71,500)
Net income attributable to noncontrolling interests	—	—	(614)	—	(614)

Net (loss) income attributable to DJOFL	$(72,114)	$70,611	$(9,414)	$(61,197)	$(72,114)

DJO Finance LLC

Unaudited Condensed Consolidating Statements of Cash Flows

For the Nine Months Ended September 29, 2012

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Cash Flows from Operating Activities:
Net (loss) income	$(72,114)	$70,611	$(8,800)	$(61,197)	$(71,500)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation	—	19,063	3,883	(273)	22,673
Amortization of intangible assets	—	70,523	2,982	—	73,505
Amortization of debt issuance costs and non-cash interest expense	7,729	—	—	—	7,729
Stock-based compensation expense	—	3,563	—	—	3,563
Loss on modification and extinguishment of debt	9,398	—	—	—	9,398
Loss on disposal of assets, net	—	485	451	—	936
Deferred income tax benefit	—	(1,247)	(62)	(527)	(1,836)
Provision for doubtful accounts and sales returns	—	16,281	161	—	16,442
Inventory reserves	—	4,198	242	—	4,440
Equity in (income) loss of subsidiaries, net	(72,099)	—	—	72,099	—
Changes in operating assets and liabilities:
Accounts receivable	—	(16,296)	(1,381)	—	(17,677)
Inventories	—	(12,871)	6,175	(9,872)	(16,568)
Prepaid expenses and other assets	131	(2,856)	(886)	(59)	(3,670)
Accounts payable and other current liabilities	23,867	345	(3,533)	3,189	23,868

Net cash (used in) provided by operating activities	(103,088)	151,799	(768)	3,360	51,303
Cash Flows from Investing Activities:
Purchases of property and equipment	—	(19,921)	(3,519)	(8)	(23,448)
Other investing activities, net	—	(656)	—	—	(656)

Net cash used in investing activities	—	(20,577)	(3,519)	(8)	(24,104)
Cash Flows from Financing Activities:
Intercompany	137,154	(131,288)	(2,489)	(3,377)	—
Proceeds from issuance of debt	751,700	—	—	—	751,700
Repayments of debt and capital lease obligations	(754,792)	(32)	—	—	(754,824)
Payment of debt issuance costs	(25,234)	—	—	—	(25,234)
Investment by parent	1,000	—	—	—	1,000

Net cash provided by (used in) financing activities	109,828	(131,320)	(2,489)	(3,377)	(27,358)
Effect of exchange rate changes on cash and cash equivalents	—	—	215	—	215

Net (decrease) increase in cash and cash equivalents	6,740	(98)	(6,561)	(25)	56
Cash and cash equivalents at beginning of period	13,773	1,778	22,617	1	38,169

Cash and cash equivalents at end of period	$20,513	$1,680	$16,056	$(24)	$38,225

DJO Finance LLC

Unaudited Condensed Consolidating Statements of Operations

For the Three Months Ended October 1, 2011

(in thousands)

	DJOFL	Guarantors	Non - Guarantors	Eliminations	Consolidated
Net sales	$—	$222,120	$60,319	$(19,321)	$263,118
Cost of sales (exclusive of amortization of intangible assets of $9,688)	—	90,555	37,788	(20,880)	107,463

Gross profit	—	131,565	22,531	1,559	155,655
Operating expenses:
Selling, general and administrative	—	94,502	21,352	—	115,854
Research and development	—	5,546	931	—	6,477
Amortization of intangible assets	—	23,328	1,107	—	24,435

	—	123,376	23,390	—	146,766

Operating income (loss)	—	8,189	(859)	1,559	8,889
Other income (expense):
Interest expense	(42,756)	—	(8)	—	(42,764)
Interest income	3	17	57	—	77
Other income, net	—	(1,820)	(4,184)	—	(6,004)
Intercompany income (expense)	—	664	1,211	(1,875)	—
Equity in income of subsidiaries, net	16,989	—	—	(16,989)	—

	(25,764)	(1,139)	(2,924)	(18,864)	(48,691)

(Loss) income before income taxes	(25,764)	7,050	(3,783)	(17,305)	(39,802)
Income tax benefit (provision)	—	15,306	(875)	(335)	14,096

Net (loss) income	(25,764)	22,356	(4,658)	(17,640)	(25,706)
Net income attributable to noncontrolling interests	—	—	(58)	—	(58)

Net (loss) income attributable to DJOFL	$(25,764)	$22,356	$(4,716)	$(17,640)	$(25,764)

DJO Finance LLC

Unaudited Condensed Consolidating Statements of Operations

For the Nine Months Ended October 1, 2011

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Net sales	$—	$654,999	$194,502	$(58,886)	$790,615
Cost of sales (exclusive of amortization of intangible assets of $28,831)	—	264,678	124,189	(77,158)	311,709

Gross profit	—	390,321	70,313	18,272	478,906
Operating expenses:
Selling, general and administrative	—	292,764	68,997	—	361,761
Research and development	—	16,496	3,225	—	19,721
Amortization of intangible assets	—	66,129	3,244	—	69,373

	—	375,389	75,466	—	450,855

Operating income (loss)	—	14,932	(5,153)	18,272	28,051
Other income (expense):
Interest expense	(126,173)	(10)	(137)	—	(126,320)
Interest income	10	111	119	—	240
Loss on modification of debt	(2,065)	—	—	—	(2,065)
Other income, net	—	396	(1,947)	—	(1,551)
Intercompany income (expense)	10,625	(8,134)	(468)	(2,023)	—
Equity in income of subsidiaries, net	51,345	—	—	(51,345)	—

	(66,258)	(7,637)	(2,433)	(53,368)	(129,696)

(Loss) income before income taxes	(66,258)	7,295	(7,586)	(35,096)	(101,645)
Income tax benefit (provision)	—	40,559	(4,650)	146	36,055

Net (loss) income	(66,258)	47,854	(12,236)	(34,950)	(65,590)
Net income attributable to noncontrolling interests	—	—	(668)	—	(668)

Net (loss) income attributable to DJOFL	$(66,258)	$47,854	$(12,904)	$(34,950)	$(66,258)

DJO Finance LLC

Unaudited Condensed Consolidating Statements of Cash Flows

For the Nine Months Ended October 1, 2011

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Cash Flows from Operating Activities:
Net (loss) income	$(66,258)	$47,854	$(12,236)	$(34,950)	$(65,590)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation	—	17,281	4,091	(67)	21,305
Amortization of intangible assets	—	66,129	3,244	—	69,373
Amortization of debt issuance costs and non-cash interest expense	6,270	—	—	—	6,270
Stock-based compensation expense	—	1,700	—	—	1,700
Loss on disposal of assets, net	—	391	292	—	683
Deferred income tax benefit	(1,925)	(40,267)	(736)	(146)	(43,074)
Provision for doubtful accounts and sales returns	—	20,105	334	—	20,439
Inventory reserves	—	4,609	878	—	5,487
Equity in income of subsidiaries, net	(51,345)	—	—	51,345	—
Changes in operating assets and liabilities:
Accounts receivable	—	(15,822)	(993)	—	(16,815)
Inventories	—	(7,759)	6,263	(9,629)	(11,125)
Prepaid expenses and other assets	79	3,295	(1,239)	142	2,277
Accounts payable and other current liabilities	37,273	4,014	7,399	502	49,188

Net cash (used in) provided by operating activities	(75,906)	101,530	7,297	7,197	40,118
Cash Flows from Investing Activities:
Cash paid in connection with acquisitions, net of cash acquired	—	(317,669)	—	—	(317,669)
Purchases of property and equipment	—	(24,917)	(4,087)	(213)	(29,217)
Other investing activities, net	—	(1,484)	5	—	(1,479)

Net cash used in investing activities	—	(344,070)	(4,082)	(213)	(348,365)
Cash Flows from Financing Activities:
Intercompany	(237,398)	243,762	609	(6,973)	—
Proceeds from issuance of debt	400,000	—	—	—	400,000
Repayments of debt and capital lease obligations	(83,586)	(32)	(2)	—	(83,620)
Payment of debt issuance costs	(7,612)	—	—	—	(7,612)
Investment by parent	3,176	—	—	—	3,176
Repurchase of vested options	—	(2,000)	—	—	(2,000)
Dividend paid by subsidiary to owners of noncontrolling interests	—	—	(682)	—	(682)

Net cash provided by (used in) financing activities	74,580	241,730	(75)	(6,973)	309,262
Effect of exchange rate changes on cash and cash equivalents	—	—	176	—	176

Net (decrease) increase in cash and cash equivalents	(1,326)	(810)	3,316	11	1,191
Cash and cash equivalents at beginning of period	16,601	621	20,910	—	38,132

Cash and cash equivalents at end of period	$15,275	$(189)	$24,226	$11	$39,323

DJO Finance LLC

Condensed Consolidating Balance Sheets

As of December 31, 2011

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$13,773	$1,778	$22,617	$1	$38,169
Accounts receivable, net	—	125,097	33,885	—	158,982
Inventories, net	—	97,516	20,719	10,464	128,699
Deferred tax assets, net	—	43,190	268	—	43,458
Prepaid expenses and other current assets	160	15,001	3,186	444	18,791

Total current assets	13,933	282,582	80,675	10,909	388,099
Property and equipment, net	—	94,904	13,070	(866)	107,108
Goodwill	—	1,150,269	107,344	(28,835)	1,228,778
Intangible assets, net	—	1,101,314	31,380	—	1,132,694
Investment in subsidiaries	1,297,699	1,686,366	72,514	(3,056,579)	—
Intercompany receivables	1,138,947	—	—	(1,138,947)	—
Other assets	33,971	2,655	1,557	(2)	38,181

Total assets	$2,484,550	$4,318,090	$306,540	$(4,214,320)	$2,894,860

Liabilities and Equity
Current liabilities:
Accounts payable	$—	$47,049	$10,872	$5	$57,926
Current portion of debt and capital lease obligations	8,782	38	—	—	8,820
Other current liabilities	20,864	56,509	24,805	521	102,699

Total current liabilities	29,646	103,596	35,677	526	169,445
Long-term debt and capital leases obligations	2,159,091	—	—	—	2,159,091
Deferred tax liabilities, net	—	242,237	9,957	—	252,194
Intercompany payables, net	—	996,889	142,058	(1,138,947)	—
Other long-term liabilities	—	14,689	1,485	—	16,174

Total liabilities	2,188,737	1,357,411	189,177	(1,138,421)	2,596,904
Noncontrolling interests	—	—	2,143	—	2,143
Total membership equity	295,813	2,960,679	115,220	(3,075,899)	295,813

Total liabilities and equity	$2,484,550	$4,318,090	$306,540	$(4,214,320)	$2,894,860

21.	SUPPLEMENTAL GUARANTOR CONDENSED CONSOLIDATING FINANCIAL STATEMENTS

DJOFL and its direct wholly owned subsidiary, DJO Finco, issued the 10.875% Notes with an aggregate principal amount of $575.0 million and $100.0 million on November 20, 2007 and January 20, 2010, respectively. On October, 2010, DJOFL and DJO Finco issued $300.0 million aggregate principal amount of 9.75% Notes, and used a portion of the proceeds to repurchase $200.0 million aggregate principal amount of 11.75% Notes, which were issued on November 3, 2006. DJO Finco was formed solely to act as a co-issuer of the notes, has only nominal assets and does not conduct any operations. The Indentures generally prohibit DJO Finco from holding any assets, becoming liable for any obligations, or engaging in any business activity. The 10.875% Notes are jointly and severally, fully and unconditionally guaranteed, on an unsecured senior basis by all of DJOFL’s domestic subsidiaries (other than the co-issuer) that are 100% owned, directly or indirectly, by DJOFL (the Guarantors). The 9.75% Notes are jointly and severally, fully and unconditionally guaranteed, on an unsecured senior subordinated basis by the Guarantors. Our foreign subsidiaries (the Non-Guarantors) do not guarantee our notes. The Guarantors also unconditionally guarantee the Senior Secured Credit Facility.

The following tables present the financial position, results of operations and cash flows of DJOFL, the Guarantors, the Non-Guarantors and certain eliminations as of December 31, 2011 and 2010 and for the years ended December 31, 2011, 2010, and 2009.

DJO Finance LLC

Condensed Consolidating Balance Sheets

As of December 31, 2011

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$13,773	$1,778	$22,617	$1	$38,169
Accounts receivable, net	—	125,097	33,885	—	158,982
Inventories, net	—	97,516	20,719	10,464	128,699
Deferred tax assets, net	—	43,190	268	—	43,458
Prepaid expenses and other current assets	160	15,001	3,186	444	18,791

Total current assets	13,933	282,582	80,675	10,909	388,099
Property and equipment, net	—	94,904	13,070	(866)	107,108
Goodwill	—	1,150,269	107,344	(28,835)	1,228,778
Intangible assets, net	—	1,101,314	31,380	—	1,132,694
Investment in subsidiaries	1,297,699	1,686,366	72,514	(3,056,579)	—
Intercompany receivables	1,138,947	—	—	(1,138,947)	—
Other assets	33,971	2,655	1,557	(2)	38,181

Total assets	$2,484,550	$4,318,090	$306,540	$(4,214,320)	$2,894,860

Liabilities and Equity
Current liabilities:
Accounts payable	$—	$47,049	$10,872	$5	$57,926
Current portion of debt and capital lease obligations	8,782	38	—	—	8,820
Other current liabilities	20,864	56,509	24,805	521	102,699

Total current liabilities	29,646	103,596	35,677	526	169,445
Long-term debt and capital leases obligations	2,159,091	—	—	—	2,159,091
Deferred tax liabilities, net	—	242,237	9,957	—	252,194
Intercompany payables, net	—	996,889	142,058	(1,138,947)	—
Other long-term liabilities	—	14,689	1,485	—	16,174

Total liabilities	2,188,737	1,357,411	189,177	(1,138,421)	2,596,904
Noncontrolling interests	—	—	2,143	—	2,143
Total membership equity	295,813	2,960,679	115,220	(3,075,899)	295,813

Total liabilities and equity	$2,484,550	$4,318,090	$306,540	$(4,214,320)	$2,894,860

DJO Finance LLC

Condensed Consolidating Statements of Operations

For the Year Ended December 31, 2011

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Net sales	$—	$893,036	$263,908	$(82,174)	$1,074,770
Cost of sales (exclusive of amortization of intangible assets of $38,668)	—	360,601	168,307	(110,770)	418,138

Gross profit	—	532,435	95,601	28,596	656,632
Operating expenses:
Selling, general and administrative	—	394,588	92,496	—	487,084
Research and development	—	23,050	3,800	—	26,850
Amortization of intangible assets	—	89,637	4,320	—	93,957
Impairment of goodwill and intangible assets	—	141,006	—	—	141,006

	—	648,281	100,616	—	748,897

Operating (loss) income	—	(115,846)	(5,015)	28,596	(92,265)

Other income (expense):
Interest expense	(169,117)	(22)	(193)	—	(169,332)
Interest income	14	127	204	—	345
Loss on modification of debt	(2,065)	—	—	—	(2,065)
Other income (expense), net	—	986	(3,745)	(55)	(2,814)
Intercompany income (expense), net	10,625	18,126	(18,381)	(10,370)	—
Equity in loss of subsidiaries, net	(53,926)	—	—	53,926	—

	(214,469)	19,217	(22,115)	43,501	(173,866)

(Loss) income before income taxes	(214,469)	(96,629)	(27,130)	72,097	(266,131)
Income tax benefit (provision)	—	57,173	4,775	(146)	52,544

Net (loss) income	(214,469)	(39,456)	(31,905)	72,243	(213,587)
Net income attributable to noncontrolling interests	—	—	(882)	—	(882)

Net income (loss) attributable to DJOFL	$(214,469)	$(39,456)	$(32,787)	$72,243	$(214,469)

DJO Finance LLC

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2011

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Cash Flows From Operating Activities:
Net income (loss)	$(214,469)	$(39,456)	$(31,905)	$72,243	$(213,587)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	—	23,231	5,083	(1,020)	27,294
Amortization of intangible assets	—	89,637	4,320	—	93,957
Amortization of debt issuance costs and non-cash interest expense	8,476	—	—	—	8,476
Stock-based compensation expense	—	2,701	—	—	2,701
Loss on disposal of assets, net	—	7,434	438	(3,487)	4,385
Impairment of goodwill and intangible assets	—	141,006	—	—	141,006
Deferred income tax (benefit) expense	(2,599)	(56,651)	(1,224)	(146)	(60,620)
Equity in loss of subsidiaries, net	53,926	—	—	(53,926)	—
Provision for doubtful accounts and sales returns	—	31,000	673	—	31,673
Inventory reserves	—	6,798	908	—	7,706
Changes in operating assets and liabilities, net of acquired assets and liabilities:
Accounts receivable	—	(30,398)	(1,833)	—	(32,231)
Inventories	—	(7,631)	6,402	(11,961)	(13,190)
Prepaid expenses and other assets	(17)	7,351	(1,090)	2,191	8,435
Accounts payable and other current liabilities	5,336	3,877	13,062	(4,675)	17,602

Net cash provided by (used in) operating activities	(149,347)	178,899	(5,166)	(781)	23,605
Cash Flows From Investing Activities:
Cash paid in connection with acquisitions, net of cash acquired	—	(317,669)	—	—	(317,669)
Purchases of property and equipment	—	(33,673)	(5,536)	(188)	(39,397)
Other investing activities, net	—	(1,603)	7	—	(1,596)

Net cash used in investing activities	—	(352,945)	(5,529)	(188)	(358,662)
Cash Flows From Financing Activities:
Intercompany	(191,181)	177,245	12,966	970	—
Proceeds from issuance of debt	439,000	—	—	—	439,000
Repayments of debt and capital lease obligations	(96,782)	(42)	(2)	—	(96,826)
Payment of debt issuance costs	(7,694)	—	—	—	(7,694)
Investment by parent	3,176	—	—	—	3,176
Cancellation of vested options	—	(2,000)	—	—	(2,000)
Dividend paid by subsidiary to owners of noncontrolling interests	—	—	(1,366)	—	(1,366)

Net cash provided by (used in) financing activities	146,519	175,203	11,598	970	334,290
Effect of exchange rate changes on cash and cash equivalents	—	—	804	—	804

Net increase (decrease) in cash and cash equivalents	(2,828)	1,157	1,707	1	37
Cash and cash equivalents, beginning of year	16,601	621	20,910	—	38,132

Cash and cash equivalents, end of year	$13,773	$1,778	$22,617	$1	$38,169

DJO Finance LLC

Condensed Consolidating Balance Sheets

As of December 31, 2010

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$16,601	$621	$20,910	$—	$38,132
Accounts receivable, net	—	112,250	33,273	—	145,523
Inventories, net	—	75,929	29,611	(11,080)	94,460
Deferred tax assets, net	—	47,805	402	(146)	48,061
Prepaid expenses and other current assets	162	18,199	2,418	2,640	23,419

Total current assets	16,763	254,804	86,614	(8,586)	349,595
Property and equipment, net	—	85,856	13,357	(5,553)	93,660
Goodwill	—	1,108,703	109,693	(29,509)	1,188,887
Intangible assets, net	—	1,074,388	36,453	—	1,110,841
Investment in subsidiaries	1,296,776	1,663,969	127,148	(3,087,893)	—
Intercompany receivables	1,003,751	—	—	(1,003,751)	—
Other assets	34,115	1,177	1,479	36	36,807

Total assets	$2,351,405	$4,188,897	$374,744	$(4,135,256)	$2,779,790

Liabilities and Equity
Current liabilities:
Accounts payable	$—	$40,893	$8,054	$—	$48,947
Current portion of debt and capital lease obligations	8,782	39	—	—	8,821
Other current liabilities	22,234	52,150	20,263	2,640	97,287

Total current liabilities	31,016	93,082	28,317	2,640	155,055
Long-term debt and capital leases obligations	1,816,250	41	—	—	1,816,291
Deferred tax liabilities, net	—	277,135	11,657	1,121	289,913
Intercompany payables, net	—	825,647	178,104	(1,003,751)	—
Other long-term liabilities	—	10,160	1,552	—	11,712

Total liabilities	1,847,266	1,206,065	219,630	(999,990)	2,272,971
Noncontrolling interests	—	—	2,680	—	2,680
Total membership equity	504,139	2,982,832	152,434	(3,135,266)	504,139

Total liabilities and equity	$2,351,405	$4,188,897	$374,744	$(4,135,256)	$2,779,790

DJO Finance LLC

Condensed Consolidating Statements of Operations

For the Year Ended December 31, 2010

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Net sales	$—	$830,186	$276,295	$(140,508)	$965,973
Cost of sales (exclusive of amortization of intangible assets of $36,343)	—	304,206	177,592	(136,528)	345,270

Gross profit	—	525,980	98,703	(3,980)	620,703
Operating expenses:
Selling, general and administrative	—	353,854	79,554	—	433,408
Research and development	—	18,062	3,830	—	21,892
Amortization of intangible assets	—	73,560	3,963	—	77,523

	—	445,476	87,347	—	532,823

Operating income	—	80,504	11,356	(3,980)	87,880
Other income (expense):
Interest expense	(154,823)	(51)	(307)	—	(155,181)
Interest income	9	191	110	—	310
Loss on modification and extinguishment of debt	(19,798)	—	—	—	(19,798)
Other income (expense), net	—	2,567	(1,708)	—	859
Intercompany income (expense), net	75,099	(34,980)	2,302	(42,421)	—
Equity in income of subsidiaries, net	46,981	—	—	(46,981)	—

	(52,532)	(32,273)	397	(89,402)	(173,810)

(Loss) income before income taxes	(52,532)	48,231	11,753	(93,382)	(85,930)
Income tax benefit (provision)	—	39,791	(5,536)	—	34,255

Net (loss) income	(52,532)	88,022	6,217	(93,382)	(51,675)
Net income attributable to noncontrolling interests	—	—	(857)	—	(857)

Net (loss) income attributable to DJOFL	$(52,532)	$88,022	$5,360	$(93,382)	$(52,532)

DJO Finance LLC

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2010

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Cash Flows From Operating Activities:
Net (loss) income	$(52,532)	$88,022	$6,217	$(93,382)	$(51,675)

Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation	—	21,403	4,713	(120)	25,996
Amortization of intangible assets	—	73,560	3,963	—	77,523
Amortization of debt issuance costs and non-cash interest expense	13,272	—	—	—	13,272
Stock-based compensation expense	—	1,888	—	—	1,888
Loss on disposal of assets, net	—	1,918	551	(402)	2,067
Deferred income tax (benefit) expense	—	(85,634)	45,947	—	(39,687)
Equity in income of subsidiaries, net	(46,981)	—	—	46,981	—
Provision for doubtful accounts and sales returns	—	31,918	1,159	—	33,077
Inventory reserves	—	5,890	706	—	6,596
Loss on modification and extinguishment of debt	19,798	—	—	—	19,798
Changes in operating assets and liabilities, net of acquired assets and liabilities:
Accounts receivable	—	(31,619)	(1,486)	—	(33,105)
Inventories	—	(4,081)	(7,449)	(2,378)	(13,908)
Prepaid expenses and other assets	—	25,457	(30,294)	—	(4,837)
Accounts payable and other current liabilities	(12,653)	101	1,141	—	(11,411)

Net cash (used in) provided by operating activities	(79,096)	128,823	25,168	(49,301)	25,594

Cash Flows From Investing Activities:
Purchases of property and equipment	—	(26,111)	(4,233)	3,097	(27,247)
Cash paid in connection with acquisitions, net of cash acquired	—	(2,045)	—	—	(2,045)
Other investing activities, net	—	1,180	(2,083)	—	(903)

Net cash used in investing activities	—	(26,976)	(6,316)	3,097	(30,195)

Cash Flows From Financing Activities:
Intercompany	85,871	(102,826)	(29,249)	46,204	—
Proceeds from issuance of debt	447,000	—	130	—	447,130
Repayments of debt and capital lease obligations	(433,891)	(17,278)	13,802	—	(437,367)
Payment of debt issuance costs	(10,282)	—	—	—	(10,282)
Investment by parent	—	1,489	—	—	1,489
Dividend paid by subsidiary to owners of noncontrolling interests	—	—	(557)	—	(557)

Net cash provided by (used in) financing activities	88,698	(118,615)	(15,874)	46,204	413
Effect of exchange rate changes on cash and cash equivalents	—	—	(2,291)	—	(2,291)

Net increase (decrease) in cash and cash equivalents	9,602	(16,768)	687	—	(6,479)
Cash and cash equivalents, beginning of year	6,999	17,389	20,223	—	44,611

Cash and cash equivalents, end of year	$16,601	$621	$20,910	$—	$38,132

DJO Finance LLC

Condensed Consolidating Statements of Operations

For the Year Ended December 31, 2009

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Net sales	$—	$804,912	$268,644	$(127,430)	$946,126
Cost of sales (exclusive of amortization of intangible assets of $37,884)	—	290,097	175,464	(126,842)	338,719

Gross profit	—	514,815	93,180	(588)	607,407

Operating expenses:
Selling, general and administrative	—	343,574	76,201	983	420,758
Research and development	—	20,712	2,828	—	23,540
Amortization of intangible assets	—	74,433	2,821	—	77,254
Impairment of intangible assets	—	6,998	—	—	6,998

	—	445,717	81,850	983	528,550

Operating income	—	69,098	11,330	(1,571)	78,857

Other income (expense):
Interest expense	(156,228)	(635)	(169)	—	(157,032)
Interest income	7	677	349		1,033
Other income, net	—	4,817	1,256	—	6,073
Intercompany income (expense), net	131,911	38,335	(2,778)	(167,468)	—
Equity in loss of subsidiaries, net	(26,123)	—	—	26,123	—

	(50,433)	43,194	(1,342)	(141,345)	(149,926)

(Loss) income from continuing operations before income taxes	(50,433)	112,292	9,988	(142,916)	(71,069)
Income tax benefit	—	23,555	1,876	(3,753)	21,678

(Loss) income from continuing operations	(50,433)	135,847	11,864	(146,669)	(49,391)

Loss from discontinued operations, net	—	(319)	—	—	(319)

Net (loss) income	(50,433)	135,528	11,864	(146,669)	(49,710)
Net income attributable to noncontrolling interests	—	—	(723)	—	(723)

Net (loss) income attributable to DJOFL	$(50,433)	$135,528	$11,141	$(146,669)	$(50,433)

DJO Finance LLC

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2009

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Cash Flows From Operating Activities:
Net (loss) income	$(50,433)	$135,528	$11,864	$(146,669)	$(49,710)

Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation	—	23,400	4,992	(496)	27,896
Amortization of intangible assets	—	74,433	2,821	—	77,254
Amortization of debt issuance costs and non-cash interest expense	12,679	—	—	—	12,679
Stock-based compensation expense	—	3,382	—	—	3,382
Loss on disposal of assets, net	—	455	651	(142)	964
Impairment of intangible assets	—	6,998	—	—	6,998
Deferred income tax benefit	—	(26,474)	(3,228)	6,012	(23,690)
Equity in loss of subsidiaries, net	26,123	—	—	(26,123)	—
Provision for doubtful accounts and sales returns	—	34,175	729	—	34,904
Inventory reserves	—	6,894	568	—	7,462
Gain on sales of product lines	—	(3,058)	—	—	(3,058)
Gain on disposal of discontinued operations	—	(496)	—	103	(393)
Changes in operating assets and liabilities, net of acquired assets and liabilities:
Accounts receivable	—	(17,962)	2,806	—	(15,156)
Inventories	—	(3,958)	(705)	2,795	(1,868)
Prepaid expenses and other assets	141	17,353	(13,718)	(338)	3,438
Accounts payable and other current liabilities	(2,962)	(6,143)	(4,456)	253	(13,308)

Net cash provided by (used in) operating activities	(14,452)	244,527	2,324	(164,605)	67,794

Cash Flows From Investing Activities:
Purchases of property and equipment	—	(24,601)	(5,961)	1,690	(28,872)
Cash paid in connection with acquisitions, net of cash acquired	—	(2,580)	(10,506)	—	(13,086)
Proceeds received upon disposition of discontinued operations, net	—	21,846	—	—	21,846
Other investing activities, net	—	4,112	—	—	4,112

Net cash used in investing activities	—	(1,223)	(16,467)	1,690	(16,000)

Cash Flows From Financing Activities:
Intercompany	56,101	(240,224)	21,208	162,915	—
Proceeds from issuance of debt	68,000	12	248	—	68,260
Repayments of debt and capital lease obligations	(102,650)	(76)	(795)	—	(103,521)

Net cash provided by (used in) financing activities	21,451	(240,288)	20,661	162,915	(35,261)
Effect of exchange rate changes on cash and cash equivalents	—	—	(2,405)	—	(2,405)

Net increase in cash and cash equivalents	6,999	3,016	4,113	—	14,128
Cash and cash equivalents, beginning of year	—	14,373	16,110	—	30,483

Cash and cash equivalents, end of year	$6,999	$17,389	$20,223	$—	$44,611

Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Subsequent Events
16.	SUBSEQUENT EVENTS

On September 11, 2012, we commenced a cash tender offer for any and all of our $465.0 million of outstanding 10.875% Notes (see Note 8) due 2014 with a final tender expiration date of October 9, 2012. The total tender offer consideration was $1,038.75 for each $1,000 principal amount of 10.875% Notes, including an early tender premium of $30 per $1,000 principal amount of 10.875% Notes validly tendered by the early tender deadline of September 24, 2012. In addition, holders who validly tendered their 10.875% Notes were entitled to receive accrued interest from and including the last interest payment date through the applicable settlement date. Holders of 10.875% Notes aggregating $363.2 million of principal tendered their notes on or before the early tender deadline. On October 1, 2012, we purchased from the holders the 10.875% Notes tendered by the early tender deadline. The aggregate payment to these holders was $392.2 million, including aggregate tender premium cost of $14.1 million and accrued interest of $14.9 million. We intend to redeem all 10.875% Notes that are not previously tendered on November 15, 2012 at the applicable redemption price of 102.719% of the remaining principal amount outstanding, or an aggregate total of $104.5 million, plus accrued interest. In connection with the tender and the redemption, we will record a loss on extinguishment of debt during the fourth quarter. The loss is preliminarily estimated to include $18.5 million in tender and redemption premium costs and $10.2 million in unamortized original issuance costs, net of $2.5 million in unamortized original issuance premium.

On October 1, 2012, we issued $100.0 million in additional 8.75% Second Priority Senior Secured Notes (Additional 8.75% Notes). This issuance increases the aggregate principal amount of existing 8.75% Notes from $230.0 million to $330.0 million. The Additional 8.75% Notes are fungible with the original 8.75% Notes and mature on March 15, 2018. Interest on the Additional 8.75% Notes will be payable on March 15 and September 15 of each year, commencing on March 15, 2013. Gross proceeds of $106.75 million from the Additional 8.75% Notes included a $6.75 million issuance premium. This premium will be amortized over the term of the Additional 8.75% Notes using the effective interest method.

The 8.75% Notes are guaranteed jointly and severally and on a senior secured basis by each of DJOFL’s existing and future direct and indirect wholly-owned domestic subsidiaries that guarantee the Amended Senior Secured Credit Facility. The 8.75% Notes are secured by second priority liens, subject to permitted liens, on certain of the Issuers’ subsidiary guarantor assets that secure borrowings under the Amended Senior Secured Credit Facility.

On October 1, 2012, we issued $440.0 million aggregate principal amount of new 9.875% Senior Notes (9.875% Notes) maturing on April 15, 2018. Interest will be payable on April 15 and October 15 of each year, commencing on April 15, 2013.

The 9.875% Notes are guaranteed jointly and severally and on an unsecured senior basis by each of DJOFL’s existing and future direct and indirect wholly owned domestic subsidiaries that guarantee any of DJOFL’s indebtedness or any indebtedness of DJOFL’s domestic subsidiaries or is an obligor under DJOFL’s Senior Secured Credit Facility.

The net proceeds from the issuances were or will be used to repay the 10.875% Notes and the balance outstanding on our Revolving Credit Facility as of October 1, 2012, as well as fees and expenses, including tender premiums, in connection with the 10.875% Notes repayment and issuance of the Additional 8.75% Notes and the 9.875% Notes.

22.	SUBSEQUENT EVENTS

On January 5, 2012, DJO announced that Mike S. Zafirovski had been elected to the Board of Directors as a member and as non-executive Chairman of the Board. In connection with his election to the Board of Directors, on January 5, 2012, the Compensation Committee granted Mr. Zafirovski the right to purchase 60,753 shares of the Company’s stock at a price of $16.46 per share, subject to execution of a stockholder agreement including certain rights and restrictions (see Note 18). Mr. Zafirovski purchased such shares on January 10, 2012, and the proceeds were contributed by DJO to us and will be used for working capital purposes.

In addition, on January 5, 2012, the Compensation Committee granted Mr. Zafirovski options to acquire 303,767 shares of the Company’s common stock at an exercise price of $16.46 per share.

Organization and Summary of Significant Accounting Policies	9 Months Ended
Sep. 29, 2012
Organization and Summary of Significant Accounting Policies

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization and Business

We are a global developer, manufacturer and distributor of high-quality medical devices that provide solutions for musculoskeletal health, vascular health and pain management. Our products address the continuum of patient care from injury prevention to rehabilitation after surgery, injury or from degenerative disease, enabling people to regain or maintain their natural motion. Our products are used by orthopedic specialists, spine surgeons, primary care physicians, pain management specialists, physical therapists, podiatrists, chiropractors, athletic trainers and other healthcare professionals. In addition, many of our medical devices and related accessories are used by athletes and patients for injury prevention and at-home physical therapy treatment. Our product lines include rigid and soft orthopedic bracing, hot and cold therapy, bone growth stimulators, vascular therapy systems and compression garments, therapeutic shoes and inserts, electrical stimulators used for pain management and physical therapy products. Our surgical implant business offers a comprehensive suite of reconstructive joint products for the hip, knee and shoulder. Our products are marketed under a portfolio of brands including Aircast®, DonJoy®, ProCare®, CMF™, Empi®, Chattanooga, DJO Surgical, Dr. Comfort ™ and Compex®. Substantially all business activities of DJO Global, Inc. (DJO) are conducted by DJO Finance LLC (DJOFL) and its wholly owned subsidiaries. Except as otherwise indicated, references to “us,” “we,” “DJOFL,” “our,” or “the Company,” refers to DJOFL and its consolidated subsidiaries.

Fiscal Year

We operate our business on a manufacturing calendar, with our fiscal year always ending on December 31. Each quarter is 13 weeks, consisting of two four-week periods and one five-week period. Our first and fourth quarters may have more or fewer shipping days from year to year based on the days of the week on which holidays and December 31 fall. For our domestic business segments, the three months ended September 29, 2012 and October 1, 2011 each included 63 shipping days and the nine months ended September 29, 2012 and October 1, 2011 each included 191 shipping days.

Segment Reporting

We market and distribute our products through four operating segments, Bracing and Vascular, Recovery Sciences, Surgical Implant, and International. Our Bracing and Vascular, Recovery Sciences, and Surgical Implant segments generate their revenues within the United States. Our Bracing and Vascular segment offers rigid knee braces, orthopedic soft goods, cold therapy products, vascular systems, compression therapy products and therapeutic footwear for the diabetes care market. Our Recovery Sciences segment offers home electrotherapy, iontophoresis, home traction products, bone growth stimulation products and clinical therapy equipment. Our Surgical Implant segment offers a comprehensive suite of reconstructive joint products for the knee, hip and shoulder. Our International segment offers all of our products to customers outside the United States. See Note 14 for additional information about our reportable segments.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Estimates and assumptions are used in accounting for, among other things, contractual allowances, rebates, product returns, warranty obligations, allowances for doubtful accounts, valuation of inventories, self-insurance reserves, income taxes, loss contingencies, fair values of derivative instruments, fair values of long-lived assets and any related impairments, capitalization of costs associated with internally developed software and stock-based compensation. Actual results could differ from those estimates.

Basis of Presentation

We consolidate the results of operations of our 50% owned subsidiary, Medireha GmbH (Medireha), and reflect the 50% share of results not owned by us as noncontrolling interests in our consolidated statements of operations. We maintain control of Medireha through certain rights that enable us to prohibit certain business activities that are not consistent with our plans for the business and provide us with exclusive distribution rights for products manufactured by Medireha.

The accompanying unaudited condensed consolidated financial statements include our accounts and all voting interest entities where we exercise a controlling financial interest through the ownership of a direct or indirect majority voting interest. All significant intercompany accounts and transactions have been eliminated in consolidation.

Our unaudited condensed consolidated financial statements have been prepared in accordance with GAAP and with the instructions to Form 10-Q and Article 10 of Regulation S-X for interim financial information. Accordingly, these financial statements do not include all of the information required by GAAP or Securities and Exchange Commission (SEC) rules and regulations for complete financial statements. In the opinion of management, these financial statements reflect all adjustments (consisting of normal recurring adjustments) necessary for a fair presentation of the results of operations for the interim periods presented. The results of operations for any interim period are not necessarily indicative of results for the full year. These unaudited condensed consolidated financial statements should be read in conjunction with our consolidated financial statements and notes thereto included in our Annual Report on Form 10-K for the year ended December 31, 2011.

Certain prior period amounts have been reclassified to conform to the current year presentation.

Recent Accounting Standards

In May 2011, the FASB issued guidance to amend the requirements related to fair value measurement which changes the wording used to describe many requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. Additionally, the amendments clarify the FASB’s intent about the application of existing fair value measurement requirements. The amended guidance was effective for interim and annual periods beginning after December 15, 2011 and was applied prospectively. The Company adopted this guidance during the first quarter of fiscal year 2012. Adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

In June 2011, the FASB issued guidance to amend the presentation of comprehensive income to allow an entity the option to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amended guidance was effective for interim and annual periods beginning after December 15, 2011, and was applied retrospectively. The Company adopted this guidance during the first quarter of fiscal year 2012. Adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

In July 2012, the FASB issued an accounting standard update regarding testing of intangible assets for impairment. This standard update allows companies the option to perform a qualitative assessment to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired. An entity is not required to calculate the fair value of an indefinite-lived intangible asset and perform the quantitative impairment test unless the entity determines that it is more likely than not the asset is impaired. We will adopt this standard update during the first quarter of 2013. The adoption of this standard is not expected to have a significant impact on the Company’s consolidated financial statements.

Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts

DJO FINANCE LLC

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

(in thousands)

	Allowance for Doubtful Accounts	Allowance for Sales Returns	Allowance for Sales Discounts and Other Allowances (1)
Balance as of December 31, 2008	$36,154	$367	$65,501
Provision	34,793	111	163,616
Write-offs, net of recoveries	(22,951)	(168)	(155,267)

Balance as of December 31, 2009	47,996	310	73,850
Provision	33,016	61	176,917
Write-offs, net of recoveries	(27,936)	(371)	(192,069)

Balance as of December 31, 2010	53,076	—	58,698
Provision	27,356	4,317	184,605
Write-offs, net of recoveries	(44,783)	(1,651)	(189,933)

Balance as of December 31, 2011	$35,649	$2,666	$53,370

(1)	Amounts are excluded from the provisions included in the consolidated statements of cash flows as the inclusion would not provide meaningful information.

Organization and Basis of Presentation (Policies)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Segment Reporting

Segment Reporting

We market and distribute our products through four operating segments, Bracing and Vascular, Recovery Sciences, Surgical Implant, and International. Our Bracing and Vascular, Recovery Sciences, and Surgical Implant segments generate their revenues within the United States. Our Bracing and Vascular segment offers rigid knee braces, orthopedic soft goods, cold therapy products, vascular systems, compression therapy products and therapeutic footwear for the diabetes care market. Our Recovery Sciences segment offers home electrotherapy, iontophoresis, home traction products, bone growth stimulation products and clinical therapy equipment. Our Surgical Implant segment offers a comprehensive suite of reconstructive joint products for the knee, hip and shoulder. Our International segment offers all of our products to customers outside the United States. See Note 14 for additional information about our reportable segments.

Segment Reporting

During the second quarter of 2011, we changed the name of our Bracing and Supports segment to Bracing and Vascular to reflect the addition of our recent acquisitions, which have increased our focus on the vascular market. This segment includes the U.S. results of operations attributable to Dr. Comfort, ETI, and Circle City from their respective dates of acquisition (see Note 3). This change had no impact on previously reported segment information.

We market and distribute our products through four operating segments, Recovery Sciences, Bracing and Vascular, Surgical Implant, and International. Our Recovery Sciences, Bracing and Vascular and Surgical Implant segments generate their revenues within the United States.

Our Bracing and Vascular segment offers rigid knee braces, orthopedic soft goods, cold therapy products, vascular systems, compression therapy, and therapeutic footwear for the diabetes care market. Our Recovery Sciences segment offers home electrotherapy, inotophoresis, home traction products, bone growth stimulation products, and clinical therapy equipment. Our Surgical Implant segment offers a comprehensive suite of reconstructive joint products for the knee, hip and shoulder. Our International segment offers all of our products to customers outside the United States. See Note 19 for additional information about our reportable segments.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Estimates and assumptions are used in accounting for, among other things, contractual allowances, rebates, product returns, warranty obligations, allowances for doubtful accounts, valuation of inventories, self-insurance reserves, income taxes, loss contingencies, fair values of derivative instruments, fair values of long-lived assets and any related impairments, capitalization of costs associated with internally developed software and stock-based compensation. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Estimates and assumptions are used in accounting for, among other things, contractual allowances, rebates, product returns, warranty obligations, allowances for doubtful accounts, valuation of inventories, self-insurance reserves, income taxes, loss contingencies, fair values of derivative instruments, fair values of long-lived assets and any related impairments, capitalization of costs associated with internally developed software and stock-based compensation. Actual results could differ from those estimates.

Basis of Presentation

Basis of Presentation

We consolidate the results of operations of our 50% owned subsidiary, Medireha GmbH (Medireha), and reflect the 50% share of results not owned by us as noncontrolling interests in our consolidated statements of operations. We maintain control of Medireha through certain rights that enable us to prohibit certain business activities that are not consistent with our plans for the business and provide us with exclusive distribution rights for products manufactured by Medireha.

The accompanying unaudited condensed consolidated financial statements include our accounts and all voting interest entities where we exercise a controlling financial interest through the ownership of a direct or indirect majority voting interest. All significant intercompany accounts and transactions have been eliminated in consolidation.

Our unaudited condensed consolidated financial statements have been prepared in accordance with GAAP and with the instructions to Form 10-Q and Article 10 of Regulation S-X for interim financial information. Accordingly, these financial statements do not include all of the information required by GAAP or Securities and Exchange Commission (SEC) rules and regulations for complete financial statements. In the opinion of management, these financial statements reflect all adjustments (consisting of normal recurring adjustments) necessary for a fair presentation of the results of operations for the interim periods presented. The results of operations for any interim period are not necessarily indicative of results for the full year. These unaudited condensed consolidated financial statements should be read in conjunction with our consolidated financial statements and notes thereto included in our Annual Report on Form 10-K for the year ended December 31, 2011.

Certain prior period amounts have been reclassified to conform to the current year presentation.

Basis of Presentation

We consolidate the results of operations of our 50% owned subsidiary Medireha GmbH (Medireha) and reflect the 50% share of results not owned by us as noncontrolling interests in our consolidated statements of operations. We maintain control of Medireha through certain rights that enable us to prohibit certain business activities that are not consistent with our plans for the business and provide us with exclusive distribution rights for products manufactured by Medireha.

The accompanying consolidated financial statements include our accounts and all voting interest entities where we exercise a controlling financial interest through the ownership of a direct or indirect majority voting interest. All significant intercompany accounts and transactions have been eliminated in consolidation.

Reclassifications and prior period adjustments

Reclassifications and prior period adjustments

Certain reclassifications have been made to prior year amounts to conform to the current year presentation.

In the fourth quarter of fiscal year 2011, we made a reclassification in our balance sheet of the replacement parts for our instrument sets used by our Surgical Implant business. Complete instrument sets are generally loaned to surgeons to enable them to perform implant surgeries with our products. These complete sets are classified as property and equipment, net of depreciation in our consolidated balance sheet. Historically, we had presented replacement parts used for these instrument kits as finished goods in inventory, net of reserves. During the current year, we determined that the replacement parts were more appropriately classified as a non-current asset in property and equipment rather than a current asset in inventory. Accordingly, we have reclassified the balance of these replacement parts in our consolidated balance sheets as of December 31, 2011 and 2010. This change resulted in an increase to property and equipment and a decrease to inventory of $8.6 million as of December 31, 2010.

In addition, during the fourth quarter of fiscal year 2011, we identified and corrected an immaterial error which impacted the consolidated financial statements for the years ended December 31, 2010 and 2009, related to the elimination of intercompany profits on the sale of products between subsidiaries. This error resulted in an overstatement of cost of goods sold of $1.1 million and $3.1 million for the years ended December 31, 2009 and 2010, respectively.

Based on a quantitative and qualitative analysis of the error as required by SEC Staff Accounting Bulletin No. 108 Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements (SAB 108), we determined that correcting the cumulative impact of this error, which decreased cost of goods sold and increased property and equipment by $4.2 million in the fourth quarter of the year ended December 31, 2011, was not material to the results for the year ended December 31, 2011 or any prior period.

Cash and Cash Equivalents

Cash and Cash Equivalents. Cash consists of deposits with financial institutions. We consider all short-term, highly liquid investments and investments in money market funds and commercial paper with remaining maturities of less than three months at the time of purchase to be cash equivalents. While our cash and cash equivalents are on deposit with high-quality institutions, such deposits exceed Federal Deposit Insurance Corporation insured limits.

Allowance for Doubtful Accounts

Allowance for Doubtful Accounts. We make estimates of the collectability of accounts receivable. Management analyzes accounts receivable historical collection rates and bad debts write-offs, customer concentrations, customer credit-worthiness and current economic trends when evaluating the adequacy of the allowance for doubtful accounts.

Sales Returns and Allowances

Sales Returns and Allowances. We make estimates of the amount of sales returns and allowances that will eventually be incurred. Management analyzes sales programs that are in effect, contractual arrangements, market acceptance and historical trends when evaluating the adequacy of sales returns and allowance accounts. We estimate contractual discounts and allowances for reimbursement amounts from our third party payor customers based on negotiated contracts and historical experience.

Inventories

Inventories. We state our inventories at the lower of cost or market. We use standard cost methodology to determine cost basis for our inventories. This methodology approximates actual cost on a first-in, first-out basis. We establish reserves for slow moving and excess inventory, product obsolescence, shrinkage and other valuation impairments based on future demand and historical experience.

Property and Equipment

Property and Equipment. Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets that range from three to 25 years. Leasehold improvements and equipment under capital leases are amortized on a straight-line basis over the shorter of the lease term or estimated useful life of the asset. We capitalize surgical implant instruments that we provide to surgeons, free of charge, for use while implanting our products and the related depreciation expense is recorded as a component of selling, general and administrative expense. We also capitalize electrotherapy devices that we rent to patients and record the related depreciation expense in cost of sales.

Software Developed For Internal Use

Software Developed For Internal Use. Software is stated at cost less accumulated amortization and is amortized on a straight-line basis over estimated useful lives ranging from three to ten years. We capitalize costs of internally developed software during the development stage, including external consulting costs, cost of software licenses, and internal payroll and payroll-related costs for employees who are directly associated with a software project. Software assets are reviewed for impairment when events or circumstances indicate that the carrying value may not be recoverable. Upgrades and enhancements are capitalized if they result in added functionality. Amortization expense related to internally developed software was $2.4 million and $1.0 million for the years ended December 31, 2011 and 2010 respectively. There was no amortization expense related to internally developed software during the year ended December 31, 2009 as the assets had not yet been placed in service.

In 2008, we began implementing a new ERP system to replace six legacy accounting and finance systems and numerous other software systems with a single-entry ERP system that will be used by most of our businesses. During the year ended December 31, 2011, we determined that certain capitalized ERP assets would not be used and we recorded an impairment charge of $7.1 million which is included in selling and general administrative expense in our consolidated statement of operations. As of December 31, 2011 and 2010, we had $17.4 million and $23.5 million respectively, of unamortized internally developed software costs included within property and equipment in our consolidated balance sheets.

Intangible Assets

Intangible Assets. Our primary intangible assets are goodwill, customer relationships, patents and technology and trademarks and trade names. Goodwill represents the excess purchase price over the fair value of the identifiable net assets acquired in business combinations. Goodwill and intangible assets with indefinite useful lives are not amortized, but instead are tested for impairment at least annually. Intangible assets with definite lives are amortized over their respective estimated useful lives and reviewed for impairment when circumstances warrant. Our identifiable intangible assets subject to amortization include customer relationships, patents, intellectual property, distributor contracts and relationships, trademarks and trade names, and non-compete agreements and are being amortized using the straight-line method over their remaining weighted average useful lives of 7.7 years for customer relationships, 10.4 years for patents and technology, 5.0 years for distributor contracts and relationships, 9.2 years for trademarks and trade names, and 3.5 years for non-compete agreements.

Goodwill and Intangible Assets

Goodwill and Intangible Assets

We evaluate the carrying value of goodwill and indefinite life intangible assets annually on the first day of the fourth quarter or whenever events or circumstances indicate the carrying value may not be recoverable. We evaluate the carrying value of finite life intangible assets whenever events or circumstances indicate the carrying value may not be recoverable. Significant assumptions are required to estimate the fair value of goodwill and intangible assets, most notably estimated future cash flows generated by these assets. As such, these fair valuation measurements use significant unobservable inputs. Changes to these assumptions could require us to record impairment charges on these assets.

In performing our 2011 goodwill impairment test, we estimated the fair values of our reporting units using the income approach valuation methodology which includes the discounted cash flow method and the market approach valuation methodology which includes the use of market multiples. The discounted cash flows for each reporting unit were based on discrete financial forecasts developed by management for planning purposes, and required significant judgment with respect to forecasted sales, gross margin, selling, general and administrative expenses, EBITDA, capital expenditures, and the selection and use of an appropriate discount rate. For purposes of calculating the discounted cash flows of our reporting units we used estimated revenue growth rates between 0% and 11%. Cash flows beyond the discrete forecasts were estimated using a terminal value calculation, which incorporated historical and forecasted financial trends for each identified reporting unit and considered long-term earnings growth rates for publicly traded peer companies. Future cash flows were then discounted to present value at discount rates ranging from 10.7% to 12.5%, and terminal value growth rates of 3%. Publicly available information regarding comparable market capitalization was also considered in assessing the reasonableness of the cumulative fair values of our reporting units estimated using the discounted cash flow methodology.

In the fourth quarter of 2011, we determined that the carrying value of our Empi and Surgical Implant reporting units were in excess of their estimated fair values. As a result, we recorded goodwill impairment charges for the Empi and Surgical Implant reporting units of $76.7 million and $47.4 million, respectively. See Note 8 for further discussion and the factors that contributed to these impairment charges.

We have five other reporting units with goodwill assigned to them. For each of those five reporting units, the estimated fair values exceed their carrying value.

Additionally, on the first day of the fourth quarter of 2011 we tested our indefinite lived intangible assets, consisting of trade names for impairment. This test work compares the fair value of the asset with its carrying amount. To determine the fair value we applied the relief from royalty (RFR) method. Under the RFR method, the value of the trade name is determined by calculating the present value of the after-tax cost savings associated with owning the asset and therefore not being required to pay royalties for its use during the asset’s indefinite life. Significant judgments inherent in this analysis include the selection of appropriate discount rates, estimating future cash flows and the identification of appropriate terminal growth rate assumptions. Discount rate assumptions are based on an assessment of the risk inherent in the projected future cash generated by the respective intangible assets. Also subject to judgment are assumptions about royalty rates, which are based on the estimated rates at which similar brands and trademarks are being licensed in the marketplace.

In the fourth quarter of 2011, we determined that the carrying value of our Empi trade name was in excess of its estimated fair value, and recorded an impairment charge of $16.9 million. See Note 8 for further discussion and the factors that contributed to this impairment charge.

The estimates we have used are consistent with the plans and estimates that we use to manage our business, however, it is possible that the plans may change and estimates used may prove to be inaccurate. If our actual results, or the plans and estimates used in future impairment analyses, are lower than the original estimates used to assess the recoverability of these assets, we could incur significant impairment charges.

Warranty Costs

Warranty Costs. We provide expressed warranties on certain products for periods typically ranging from one to three years. We estimate our warranty obligations at the time of sale based upon historical experience and known product issues, if any.

A summary of the activity in our warranty reserves is as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
Balance, beginning of year	$2,222	$1,936	$1,761
Amount charged to expense for estimated warranty costs	105	1,283	952
Deductions for actual costs incurred	(571)	(997)	(777)

Balance, end of year	$1,756	$2,222	$1,936

Self Insurance

Self Insurance. We are partially self insured for certain employee health benefits and product liability claims. Accruals for losses are provided based upon claims experience and actuarial assumptions, including provisions for incurred but not reported losses.

Revenue Recognition

Revenue Recognition. Revenue is recognized when all four of the following criteria are met: (i) persuasive evidence that an arrangement exists; (ii) shipment of goods and passage of title; (iii) the selling price is fixed or determinable; and (iv) collectibility is reasonably assured.

We sell our Bracing and Vascular, Recovery Sciences, and International segment products through a variety of distribution channels. We sell our home therapy products to wholesale customers and directly to patients. We recognize wholesale revenue when we ship our products to our wholesale customers. We recognize home therapy retail revenue, both rental and purchase, when our product has been dispensed to the patient and the patient’s insurance has been verified. We recognize revenue for product shipped directly to the patient at the time of shipment. For retail products that are sold from our inventories consigned at clinic locations, we recognize revenue when we receive notice that the device has been prescribed and dispensed to the patient and the insurance has been verified or preauthorization from the insurance company has been obtained, when required.

We sell our DonJoy products through a network of independent sales representatives. We record revenues from sales made by sales representatives, who are paid commissions, when the product is shipped to the customer. For certain of our other products, we sell directly to the patient and bill a third party payor, if applicable, on behalf of the patient.

We sell our ProCare, Aircast and clinical rehabilitation products to distributors. We record revenue at the time product is shipped to the distributor. Distributors take title to the products, assume credit and product obsolescence risks, must pay within specified periods regardless of when they sell or use the products and have no price protection except for distributors who participate in our rebate program.

We sell our products to customers outside the United States through wholly owned subsidiaries or independent distributors. We record revenue from sales to distributors at the time product is shipped to the distributor. Our international distributors take title to the products, assume credit and product obsolescence risks, must pay within specified periods regardless of when they sell the products and have no price protection. We record revenue from sales made by our wholly owned subsidiaries at the time product is shipped to the customer.

We sell our Surgical Implant products through a network of independent sales representatives. We record revenues from sales made by sales representatives, who are paid commissions at the time the product is used in a surgical procedure (implanted in a patient) and a purchase order is received from the hospital. We include amounts billed to customers for freight in revenue.

We reduce revenue by estimates of potential future product returns and other allowances. Revenues are also reduced by rebates related to sales transacted through distribution agreements that provide the distributors with a right to return inventory or take certain pricing adjustments based on sales mix or volume. Provisions for product returns and other allowances are recorded as a reduction to revenue in the period sales are recognized.

Advertising Costs

Advertising Costs. We expense advertising costs as they are incurred. For the years ended December 31, 2011, 2010 and 2009, advertising costs were $17.1 million, $10.4 million, and $5.4 million, respectively.

Shipping and Handling Expenses		Shipping and Handling Expenses. Shipping and handling expenses are included within cost of sales in our consolidated statements of operations.
Stock Based Compensation

Stock Based Compensation. We maintain a stock option plan under which stock options have been granted to both employees and non-employees. All share based payments to employees are recognized in the financial statements based on their grant date fair values and our estimates of forfeitures. We amortize stock-based compensation for service-based awards granted on a straight-line basis over the requisite service (vesting) period for the entire award. Other awards vest upon the achievement of certain pre-determined performance targets, and compensation expense is recognized to the extent the achievement of the performance targets is deemed probable.

Income Taxes

Income Taxes. Income taxes are accounted for under the asset and liability method, whereby deferred tax assets and liabilities are recognized and measured using enacted tax rates in effect for each taxing jurisdiction in which we operate for the year in which those temporary differences are expected to be recognized. Net deferred tax assets are then reduced by a valuation allowance if we believe it more-likely-than-not such net deferred tax assets will not be realized.

Foreign Currency Translation and Transactions

Foreign Currency Translation and Transactions. The reporting currency of DJOFL is the U.S. Dollar. Assets and liabilities of foreign subsidiaries (including intercompany balances for which settlement is not anticipated in the foreseeable future) are translated at the spot rate in effect at the applicable reporting date, and our consolidated statement of operations is translated at the average exchange rates in effect during the applicable period. The resulting unrealized cumulative translation adjustment, net of applicable income taxes, is recorded as a component of accumulated other comprehensive income (loss) in our consolidated statement of equity. Cash flows from our operations in foreign countries are translated at the average rate for the applicable period. The effect of exchange rates on cash balances held in foreign currencies are separately reported in our consolidated statements of cash flows.

Transactions denominated in currencies other than our or our subsidiaries’ functional currencies are recorded based on exchange rates at the time such transactions arise. Changes in exchange rates with respect to amounts recorded in our consolidated balance sheets related to such transactions result in transaction gains and losses that are reflected in our consolidated statements of operations as either unrealized (based on the applicable period end translation) or realized (upon settlement of the transactions).

Derivative Financial Instruments

Derivative Financial Instruments. All derivative instruments are recognized in the financial statements and measured at fair value regardless of the purpose or intent for holding them.

We make use of debt financing as a source of funds and are therefore exposed to interest rate fluctuations in the normal course of business. Our credit facilities are subject to floating interest rates. Historically, we used interest rate swaps to manage the risk of unfavorable movements in interest rates on a portion of the outstanding loan balance, thereby locking in a fixed rate on a portion of the principal, reducing the effect of possible rising interest rates and making interest expense more predictable. Our interest rate swaps expired on December 31, 2011. These interest rate swap agreements were designated as cash flow hedges for accounting purposes, and therefore, changes in the fair values of the derivatives were recorded in accumulated other comprehensive income (loss) and are subsequently recognized in earnings when the hedged item affects earnings.

We use foreign exchange forward contracts to hedge expense commitments that are denominated in currencies other than the U.S. dollar. The purpose of our foreign currency hedging activities is to fix the dollar value of specific commitments and payments to foreign vendors. Before acquiring a derivative instrument to hedge a specific risk, potential natural hedges are evaluated. While our foreign exchange contracts act as economic hedges, we have not designated such instruments as hedges for accounting purposes. Therefore, gains and losses resulting from changes in the fair values of these derivative instruments are recorded in other income (expense), net, in our consolidated statements of operations.

The fair value of our derivative instruments has been determined through the use of models that consider various assumptions, including time value and yield curves, as well as other relevant economic measures, which are inputs that are classified as Level 2 in the valuation hierarchy (see Notes 11 and 12).

Comprehensive Income (Loss)

Comprehensive Income (Loss). Comprehensive income (loss) includes net income (loss) as per our consolidated statement of operations and other comprehensive income (loss). Other comprehensive income (loss), which is comprised of unrealized gains and losses on foreign currency translation adjustments and cash flow hedges, net of tax, is included in our consolidated statement of equity as accumulated other comprehensive income (loss).

Concentration of Credit Risk

Concentration of Credit Risk. We sell the majority of our products in the United States to orthopedic professionals, hospitals, distributors, specialty dealers, insurance companies, managed care companies and certain governmental payors such as Medicare. International sales comprised 26.0%, 25.3%, and 25.5% of our net sales for the years ended December 31, 2011, 2010, and 2009, respectively. International sales are generated from a diverse group of customers through our wholly owned subsidiaries and certain independent distributors. Credit is extended based on an evaluation of the customer’s financial condition and generally collateral is not required. We provide a reserve for estimated bad debts. Management reviews and revises its estimates for credit losses from time to time and such credit losses have generally been within management’s estimates. In each of the years ended December 31, 2011, 2010 and 2009, we had no individual customer or distributor that accounted for 10% or more of our total annual net sales.

Fair Value of Financial Instruments

Fair Value of Financial Instruments. The carrying amounts of our short-term financial instruments, including cash and cash equivalents, accounts receivable and accounts payable, approximate fair values due to their short-term nature. The fair values of our variable rate debt, including borrowings under our Senior Secured Credit Facility, approximate carrying value due to the variable interest rate features on these instruments. See Note 13 for information concerning the fair value of our fixed rate debt.

Recent Accounting Standards		Recent Accounting Standards. We do not believe that any recently issued accounting standards will have a material impact on our consolidated financial statements.
Fiscal Year

Fiscal Year

We operate our business on a manufacturing calendar, with our fiscal year always ending on December 31. Each quarter is 13 weeks, consisting of two four-week periods and one five-week period. Our first and fourth quarters may have more or fewer shipping days from year to year based on the days of the week on which holidays and December 31 fall. For our domestic business segments, the three months ended September 29, 2012 and October 1, 2011 each included 63 shipping days and the nine months ended September 29, 2012 and October 1, 2011 each included 191 shipping days.

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Activity in our Warranty Reserves

A summary of the activity in our warranty reserves is as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
Balance, beginning of year	$2,222	$1,936	$1,761
Amount charged to expense for estimated warranty costs	105	1,283	952
Deductions for actual costs incurred	(571)	(997)	(777)

Balance, end of year	$1,756	$2,222	$1,936

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Purchase Price for Acquisitions Allocated to Fair Value of Net Tangible and Intangible Assets Acquired

The purchase price for each of these acquisitions was allocated to the fair values of the net tangible and intangible assets acquired as follows (in thousands):

(in thousands):	Dr. Comfort	Circle City	BetterBraces.com	ETI	DJO South Africa	Chattanooga Canada	Empi Canada	DJO Australia
Cash	$59	$—	$—	$817	$—	$59	$29	$912
Accounts receivable	9,187	572	—	3,690	—	423	300	397
Inventory	27,241	1,736	—	2,133	435	261	536	725
Other current assets	2,108	—	—	1,542	—	—	19	12
Property and equipment	2,183	—	—	7,230	310	—	—
Other non-current assets	1,607	—	—	394	—	—	—

Liabilities assumed	(25,965)	(406)	—	(11,485)	—	(2,254)	(1,033)	(1,120)
Identifiable intangible assets (1):
Customer relationships	72,100	3,700	75	13,400	1,103	5,058	2,512	1,614
Technology	7,000	—	1,120	6,000	—	—	—	—
Non-compete	1,200	200	185	1,600	—	253	174	—
Trademarks and trade names	22,200	1,400	50	—	—	—	—	—
Goodwill	138,548	4,469	1,570	21,085	64	3,354	4,902	899

Total purchase price	$257,468	$11,671	$3,000	$46,406	$1,912	$7,154	$7,439	$3,439

(1)	The fair value of customer relationships was assigned to relationships with major pharmaceutical, medical and home healthcare distributors and certain other customers existing on the acquisition date based upon an estimate of the future discounted cash flows that would be derived from those customers, after deducting contributory asset charges.

The fair value of technology was determined primarily by estimating the present value of future royalty costs that will be avoided due to our ownership of the patents and technology acquired.

The fair value of non-compete agreements was assigned to non-compete agreements entered into with certain executive officers and senior management. The values were determined by estimating the present value of the cash flows associated with having these agreements in place, less the present value of the cash flows assuming the non-compete agreements were not in place.

The fair value of trademarks and trade names was determined primarily by estimating the present value of future royalty costs that will be avoided due to our ownership of the trade names and trademarks acquired.

The useful lives of the intangible assets acquired were estimated based on the underlying agreements and/or the future economic benefit expected to be received from the assets.

(2)	Goodwill represents the excess purchase price over the fair value of the identifiable net assets acquired. We anticipate future cost savings as a result of the Chattanooga Canada and Empi Canada acquisitions, driven by estimated synergies from operating efficiencies as we combine these businesses with our existing business in Canada. This is the primary reason the purchase prices for Chattanooga Canada and Empi Canada resulted in the recognition of goodwill. We acquired Dr. Comfort to expand our product offerings and increase our addressable market. We also believe there are certain cost reduction synergies that may be realized when certain portions of the Dr. Comfort business are integrated with our existing businesses and as we implement lean principles in Dr. Comfort’s supply chain and distribution activities. We acquired ETI in order to expand our product offerings and vertically integrate into ETI products which we currently acquire from a third party manufacturer. In addition, we believe there are cost reduction synergies to be realized with the implementation of lean manufacturing methodology. Among the factors which resulted in the recognition of goodwill for Circle City were consolidation of warehouse facilities and expected cost savings from reduction of redundant general and administrative expenses. Among the factors which resulted in the recognition of goodwill for BetterBraces.com were expected cost savings resulting from production and distribution efficiencies and from reduction of redundant general and administrative expenses.

Goodwill Arising from Acquisition Allocated to Reportable Segments	The goodwill arising from our 2011 acquisitions was allocated to our reportable segments as follows (in thousands):

December 31, 2011
Bracing and Vascular	$140,656
International	25,016

$165,672

Pro forma Results of Operating Results

These pro forma results are not necessarily indicative of the operating results that would have been achieved had these acquisitions occurred on such date.

	Year Ended December 31,
	2011	2010
Net sales	$1,095,433	$1,070,757

Net loss attributable to DJOFL	$(209,163)	$(94,836)

Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Operating Results of ETS, Classified as Discontinued Operations in Consolidated Statements of Operations

The operating results of ETS that are classified as discontinued operations in our consolidated statements of operations are summarized in the following table (in thousands):

Year Ended December 31, 2009
Net sales	$13,450

Pre-tax income	6,590
Income tax provision	(6,909)

Net income (loss)	$(319)

Accounts Receivable Reserves (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Summary of Activity in Accounts Receivable Reserves for Doubtful Accounts and Sales Returns

A summary of activity in our accounts receivable reserves for doubtful accounts and sales returns is presented below (in thousands):

	Nine Months Ended
	September 29, 2012	October 1, 2011
Balance, beginning of period	$38,315	$53,076
Provision for doubtful accounts and sales returns	16,442	22,455
Write-offs, net of recoveries	(23,666)	(24,288)

Balance, end of period	$31,091	$51,243

A summary of activity in our accounts receivable reserves for doubtful accounts and sales returns is presented below (in thousands):

	Year Ended December 31,
	2011	2010	2009
Balance, beginning of year	$53,076	$48,306	$36,521
Provision for doubtful accounts and sales returns	31,673	33,077	34,904
Write-offs, net of recoveries	(46,434)	(28,307)	(23,119)

Balance, end of year	$38,315	$53,076	$48,306

Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Summary of Inventories

Inventories consist of the following (in thousands):

	September 29, 2012	December 31, 2011
Components and raw materials	$47,411	$50,322
Work in process	5,310	4,681
Finished goods	83,966	60,839
Inventory held on consignment	23,846	27,003

	160,533	142,845
Less inventory reserves	(16,732)	(14,146)

	$143,801	$128,699

Inventories consist of the following (in thousands):

	December 31, 2011	December 31, 2010
Components and raw materials	$50,322	$27,287
Work in process	4,681	5,478
Finished goods	60,839	51,956
Inventory held on consignment	27,003	22,592

	142,845	107,313
Inventory reserves	(14,146)	(12,853)

	$128,699	$94,460

Summary of Activity of Reserves in Inventory

A summary of the activity in our reserves for estimated slow moving, excess, obsolete and otherwise impaired inventory is presented below (in thousands):

	Nine Months Ended
	September 29, 2012	October 1, 2011
Balance, beginning of period	$14,146	$12,853
Provision charged to cost of sales	4,440	5,812
Write-offs, net of recoveries	(1,854)	(3,539)

Balance, end of period	$16,732	$15,126

A summary of the activity in our reserves for estimated slow moving, excess, obsolete and otherwise impaired inventory is presented below (in thousands):

	Year Ended December 31,
	2011	2010	2009
Balance, beginning of year	$12,853	$13,063	$17,798
Provision charged to costs of sales	7,706	6,596	7,462
Write-offs, net of recoveries	(6,413)	(6,806)	(12,197)

Balance, end of year	$14,146	$12,853	$13,063

Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2011
Property and Equipment

Property and equipment consists of the following (in thousands):

	December 31, 2011	December 31, 2010	Depreciable lives (years)
Land	$266	$100	Indefinite
Buildings and improvements	22,646	18,832	3 to 25
Equipment	92,816	73,225	2 to 7
Software	29,314	21,260	3 to 10
Furniture and fixtures	17,335	14,031	3 to 8
Surgical implant instrumentation	40,739	33,231	5
Construction in progress	8,753	15,572	N/A

	211,869	176,251
Accumulated depreciation and amortization	(104,761)	(82,591)

Property and equipment, net	$107,108	$93,660

Long-Lived Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Schedule of Changes in Carrying Amount of Goodwill

Changes in the carrying amount of our goodwill for the nine months ended September 29, 2012 are presented below (in thousands):

Balance, beginning of period	$1,228,778
Foreign currency translation adjustments	1,163

Balance, end of period	$1,229,941

Changes in the carrying amount of goodwill are presented in the table below (in thousands):

	Year Ended December 31,
	2011	2010
Balance, beginning of year	$1,188,887	$1,191,497
Acquisitions (see Note 3)	165,672	64
Impairment of goodwill	(124,106)	—
Foreign currency translation	(1,675)	(2,674)

Balance, end of year	$1,228,778	$1,188,887

Summary of Identifiable Intangible Assets

Identifiable intangible assets consisted of the following (in thousands):

September 29, 2012	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, Net
Definite-lived intangible assets:
Customer relationships	$570,037	$(222,422)	$347,615
Patents and technology	460,961	(186,158)	274,803
Trademarks and trade names	23,650	(3,565)	20,085
Distributor contracts and relationships	5,226	(1,825)	3,401
Non-compete agreements	3,654	(1,518)	2,136

	$1,063,528	$(415,488)	648,040

Indefinite-lived intangible assets:
Trademarks and trade names			411,896

Net identifiable intangible assets			$1,059,936

December 31, 2011	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, Net
Definite-lived intangible assets:
Customer relationships	$569,528	$(181,396)	$388,132
Patents and technology	460,624	(156,290)	304,334
Trademarks and trade names	23,650	(1,807)	21,843
Distributor contracts and relationships	5,089	(1,206)	3,883
Non-compete agreements	3,636	(883)	2,753

	$1,062,527	$(341,582)	720,945

Indefinite-lived intangible assets:
Trademarks and trade names			411,749

Net identifiable intangible assets			$1,132,694

Identifiable intangible assets consisted of the following (in thousands):

December 31, 2011	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, Net
Definite lived intangible assets:
Customer relationships	$569,528	$(181,396)	$388,132
Patents and technology	460,624	(156,290)	304,334
Trademarks and trade names	23,650	(1,807)	21,843
Distributor contracts and relationships	5,089	(1,206)	3,883
Non-compete agreements	3,636	(883)	2,753

	$1,062,527	$(341,582)	720,945

Indefinite lived intangible assets:
Trademarks and trade names			411,749

Net identifiable intangible assets			$1,132,694

December 31, 2010	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, Net
Definite lived intangible assets:
Customer relationships	$484,115	$(130,362)	$353,753
Patents and technology	447,437	(119,985)	327,452
Distributor contracts and relationships	789	(482)	307
Non-compete agreements	459	(129)	330

	$932,800	$(250,958)	681,842

Indefinite lived intangible assets:
Trademarks and trade names			428,999

Net identifiable intangible assets			$1,110,841

Schedule of Estimated Amortization Expense

Based on our amortizable intangible asset balance as of September 29, 2012, we estimate that amortization expense will be as follows for the next five years and thereafter (in thousands):

Remaining 2012	$23,589
2013	91,216
2014	89,150
2015	84,690
2016	80,836
Thereafter	278,559

$648,040

Based on our amortizable intangible asset balance as of December 31, 2011, we estimate that amortization expense will be as follows for the next five years and thereafter (in thousands):

2012	$97,004
2013	91,116
2014	89,098
2015	84,679
2016	80,808
Thereafter	278,240

$720,945

Goodwill and Intangible Assets by Segments

Our goodwill and intangible assets by segment are as follows (in thousands):

December 31, 2011	Goodwill	Intangible Assets, Net
Bracing and Vascular	$705,954	$949,335
Recovery Sciences	419,299	134,693
International	103,525	31,380
Surgical Implant	—	17,286

	$1,228,778	$1,132,694

December 31, 2010	Goodwill	Intangible Assets, Net
Bracing and Vascular	$565,298	$700,953
Recovery Sciences	495,999	353,323
International	80,184	36,453
Surgical Implant	47,406	20,112

	$1,188,887	$1,110,841

Other Current Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Schedule of Other Current Liabilities

Other current liabilities consist of the following (in thousands):

	September 29, 2012	December 31, 2011
Accrued wages and related expenses	$33,378	$29,856
Accrued commissions	12,737	12,831
Income taxes payable	4,205	2,878
Accrued rebates	6,141	6,027
Accrued other taxes	3,995	4,195
Accrued professional expenses	4,248	3,927
Derivative liabilities	—	545
Other accrued liabilities	21,384	21,512

	$86,088	$81,771

Other current liabilities consist of the following (in thousands):

	December 31, 2011	December 31, 2010
Accrued wages and related expenses	$29,856	$24,154
Accrued commissions	12,831	10,402
Income taxes payable	2,878	2,656
Accrued rebates	6,027	6,006
Accrued other taxes	4,195	2,322
Accrued professional expenses	3,927	3,881
Derivative liabilities	545	6,707
Other accrued liabilities	21,512	25,581

	$81,771	$81,709

Derivative Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Schedule of Information Regarding Notional Amounts of Foreign Exchange Forward Contracts

Information regarding the notional amounts of our foreign exchange forward contracts is presented in the table below (in thousands):

	Notional Amount (MXN)		Notional Amount (USD)
	September 29, 2012	December 31, 2011	September 29, 2012	December 31, 2011
Foreign currency exchange contracts not designated as hedges	186,230	197,900	$12,874	$14,576

Information regarding the notional amounts of our foreign exchange forward contracts is presented in the table below (in thousands):

	Notional Amount (MXN)		Notional Amount (USD)
	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010
Foreign exchange contracts not designated as hedges	197,900	116,910	$14,576	$9,428

Summary of Location and Fair Value of Derivative Instruments in Condensed Consolidated Balance Sheets

The following table summarizes the location and fair value of derivative instruments in our unaudited condensed consolidated balance sheets (in thousands):

	Balance Sheet Location	September 29, 2012	December 31, 2011
Derivative Assets:
Foreign currency exchange forward contracts not designated as hedges	Other current assets	$1,459	$—

Derivative Liabilities:
Foreign currency exchange forward contracts not designated as hedges	Other current liabilities	$—	$545

The following table summarizes the fair value of derivative instruments in our consolidated balance sheets (in thousands):

	Balance Sheet Location	December 31, 2011	December 31, 2010
Derivative Assets:
Foreign exchange forward contracts not designated as hedges	Other current assets	$—	$374

Derivative Liabilities:
Interest rate swap agreements designated as cash flow hedges	Other current liabilities	$—	$6,707
Foreign exchange forward contracts not designated as hedges	Other current liabilities	545	—

		$545	$6,707

Summary of Effect of Derivative Instruments on Condensed Consolidated Statements of Operations

The following table summarizes the effect of derivative instruments on our unaudited condensed consolidated statements of operations (in thousands):

		Three Months Ended		Nine Months Ended
	Location of gain (loss)	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011
Interest rate swap agreements designated as cash flow hedges	Interest expense (1)	$—	$(1,807)	$—	$(5,384)
Foreign currency exchange forward contracts not designated as hedges	Other income (expense), net	281	(2,121)	2,004	(2,088)

		$281	$(3,928)	$2,004	$(7,472)

(1)	Represents the loss on derivative instruments designated as cash flow hedges, which has been reclassified from accumulated other comprehensive income (loss) into interest expense during the periods presented.

The following table summarizes the effect our derivative instruments have on our consolidated statements of operations (in thousands):

		Year Ended December 31,
	Location of gain (loss)	2011	2010	2009
Interest rate swap agreements designated as cash flow hedges	Interest expense (1)	$(7,154)	$(12,211)	$(18,164)
Foreign exchange forward contracts not designated as hedges	Other income (expense), net	(830)	285	2,913

		$(7,984)	$(11,926)	$(15,251)

(1)	Represents the loss on derivative instruments designated as cash flow hedges, reclassified from accumulated other comprehensive income (loss) into interest expense during the periods presented.

Summary of Pre-tax Loss on Derivative Instruments Designated as Cash Flow Hedges Recognized in Other Comprehensive Income (Loss)

The pre-tax loss on derivative instruments designated as cash flow hedges recognized in other comprehensive income (loss) is presented below (in thousands):

	Three Months Ended		Nine Months Ended
	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011
Interest rate swaps designated as cash flow hedges	$—	$9	$—	$435

The pre-tax loss on derivative instruments designated as cash flow hedges recognized in other comprehensive income (loss) is presented below (in thousands):

	Year Ended December 31,
	2011	2010	2009
Interest rate swap agreements designated as cash flow hedges	$447	$7,674	$16,136

Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis (in thousands):

As of September 29, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Recorded Balance
Assets:
Foreign currency exchange forward contracts not designated as hedges	$—	$1,459	$—	$1,459

As of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Recorded Balance
Liabilities:
Foreign currency exchange forward contracts not designated as hedges	$—	$545	$—	$545

The following tables present the balances of financial assets and liabilities measured at fair value on a recurring basis (in thousands):

As of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Recorded Balance
Liabilities:
Foreign exchange forward contracts not designated as hedges	$—	$545	$—	$545

	$—	$545	$—	$545

As of December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Recorded Balance
Assets:
Foreign exchange forward contracts not designated as hedges	$—	$374	$—	$374

Liabilities:
Interest rate swap agreements designated as cash flow hedges	$—	$6,707	$—	$6,707

Nonfinancial Assets Measured at Fair Value on Non Recurring Basis

The following table presents the balances of nonfinancial assets measured at fair value on a non recurring basis (in thousands):

As of December 31, 2011	Recorded Balance	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Assets:
Goodwill	$169,798	$—	$—	$169,798	$124,106
Intangible assets	20,700	—	—	20,700	16,900

	$190,498	$—	$—	$190,498	$141,006

Debt and Capital Lease Obligations (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Schedule Of Debt and Capital Lease Obligations

Debt and capital lease obligations consists of the following (in thousands):

	September 29, 2012	December 31, 2011
Amended Senior Secured Credit Facility:
Revolving Credit Facility	$38,000	$—
$452.7 million New Term Loans, net of unamortized original issue discount of $7.7 million	445,062	—
$386.5 million Extended Term Loans, net of unamortized original issue discount of $1.6 million	384,868	—
Original Senior Secured Credit Facility:
Original Revolving Credit Facility	—	51,000
Original Term Loans, net of unamortized original issue discount of $4.4 million	—	838,591
8.75% second priority senior secured notes	230,000	—
10.875% senior unsecured notes, including unamortized original issue premium of $2.5 million and $3.3 million, respectively	467,541	678,282
7.75% senior unsecured notes	300,000	300,000
9.75% senior subordinated notes	300,000	300,000
Capital lease obligations and other	6	38

Total debt and capital lease obligations	2,165,477	2,167,911
Current maturities	(8,614)	(8,820)

Long-term debt and capital lease obligations	$2,156,863	$2,159,091

Debt and capital lease obligations consists of the following (in thousands):

	December 31, 2011	December 31, 2010
Senior Secured Credit Facility:
$100 million revolving credit facility	$51,000	$—
Term loan, net of unamortized original issue discount ($4.4 million and $6.0 million at December 31, 2011 and 2010, respectively)	838,591	845,792
10.875% Senior Notes, including unamortized original issue premium ($3.3 million and $4.2 million at December 31, 2011 and 2010, respectively)	678,282	679,239
9.75% Senior Subordinated Notes	300,000	300,000
7.75% Senior Notes	300,000	—
Capital lease obligations and other	38	81

Total debt and capital lease obligations	2,167,911	1,825,112
Current maturities	(8,820)	(8,821)

Long-term debt and capital lease obligations	$2,159,091	$1,816,291

Aggregate Amounts of Annual Principal Maturities of Long-term Debt and Capital Leases

At December 31, 2011, the aggregate amounts of annual principal maturities of long-term debt and capital leases for the next five years and thereafter are as follows (in thousands):

Years Ending December 31,
2012	$8,782
2013	8,782
2014	1,551,465
2015	—
2016	—
Thereafter	600,000

$2,169,029

Stock Option and Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Summary of Assumptions Used to Estimate Fair Value of Time-Based Tranche of Stock Options Granted

The following table summarizes certain assumptions we used to estimate the fair value of the Time-Based Tranche of stock options granted:

	Three Months Ended		Nine Months Ended
	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011
Expected volatility	37.7%	34.4%	35.3-37.7%	34.0-34.4%
Risk-free interest rate	0.8%	1.3%	0.8-1.5%	1.3-2.1%
Expected years until exercise	6.1	6.6	6.1-6.2	6.4-6.6
Expected dividend yield	0.0%	0.0%	0.0%	0.0%

The following table summarizes certain assumptions we used to estimate the fair value of the Time-Based Tranche of stock options granted during the years ended December 31, 2011, 2010, and 2009:

	Year Ended December 31,
	2011	2010	2009
Expected volatility	34.0 - 34.4%	34.2 - 35.8%	34.4 - 34.7%
Risk-free interest rate	1.3 - 2.1%	2.0 -3.0%	2.3 - 2.8%
Expected years until exercise	6.4 - 6.6	6.4 -7.0	5.8 - 6.3
Expected dividend yield	0.0%	0.0%	0.0%

Schedule of Recorded Non-cash Stock-based Compensation Expense

We recorded non-cash stock-based compensation expense during the periods presented as follows (in thousands):

	Three Months Ended		Nine Months Ended
	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011
Cost of goods sold	$66	$19	$162	$130
Operating Expenses:
Selling, general and administrative	1,215	341	3,309	1,533
Research and development	29	9	92	37

	$1,310	$369	$3,563	$1,700

We recorded non-cash stock-based compensation expense during the periods presented as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
Cost of goods sold	$149	$50	$167
Operating expenses:
Selling, general and administrative	2,493	1,764	3,062
Research and development	59	74	153

	$2,701	$1,888	$3,382

Summary of Option Activity

A summary of option activity under the 2007 Plan is presented below:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2010	7,188,284	$14.77	6.7	$12,221,730
Granted	983,000	$16.46
Exercised	—
Forfeited or expired	(684,199)	$13.57

Outstanding at December 31, 2011	7,487,085	$15.10	5.9	$10,221,968

Exercisable at December 31, 2011	3,491,204	$13.55	4.7	$10,221,968

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Loss from Continuing Operations Before Income Tax

The components of loss from continuing operations before income tax benefit consist of the following (in thousands):

	Year Ended December 31,
	2011	2010	2009
U.S. operations	$(283,137)	$(92,599)	$(76,881)
Foreign operations	17,006	6,669	5,812

	$(266,131)	$(85,930)	$(71,069)

Income Tax Benefit

The income tax benefit consists of the following (in thousands):

	Year Ended December 31,
	2011	2010	2009
Current income taxes:
U.S. Federal	$(1,175)	$(305)	$1,144
U.S. State	1,619	1,308	2,321
Foreign	6,019	4,429	(2,147)

Total current income taxes	6,463	5,432	1,318

Deferred income taxes:
U.S. Federal	(54,875)	(28,231)	(19,708)
U.S. State	(2,889)	(8,879)	(8,627)
Foreign	(1,243)	(2,577)	5,339

Total deferred income taxes	(59,007)	(39,687)	(22,996)

Total income tax benefit	$(52,544)	$(34,255)	$(21,678)

Difference Between Income Tax Benefit Derived by Applying U.S. Federal Statutory Income Tax Rate to Loss from Continuing Operations Before Income Tax and Income Tax Benefit Recognized

The difference between the income tax benefit derived by applying the U.S. Federal statutory income tax rate of 35% to loss from continuing operations before income tax and the income tax benefit recognized in the consolidated financial statements is as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
Benefit derived by applying the U.S. Federal statutory income tax rate to loss from continuing operations before income taxes	$(93,144)	$(30,075)	$(24,874)
Add (deduct) the effect of:
State tax benefit, net	(5,315)	(2,594)	(1,071)
Change in state effective tax rates	—	(2,350)	(3,859)
Change in German tax laws	—	—	(379)
Gain on subsidiary stock sale	—	—	2,609
Unrecognized tax benefits	(344)	706	2,460
Goodwill impairment	39,513	—	—
Valuation allowance	2,100	(470)	519
Foreign exchange gain	—	(37)	1,816
Permanent differences and other, net	4,646	565	1,101

	$(52,544)	$(34,255)	$(21,678)

Components of Deferred Income Tax Assets and Liabilities

The components of deferred income tax assets and liabilities are as follows (in thousands):

	December 31, 2011	December 31, 2010
Deferred tax assets:
Net operating loss carryforwards	$149,142	$124,810
Receivables reserve	22,689	25,615
Other	37,702	35,175

Gross deferred tax assets	209,533	185,600
Valuation allowance	(6,163)	(4,664)

Net deferred tax assets	203,370	180,936

Deferred tax liabilities:
Intangible assets	(392,113)	(398,509)
Foreign earnings repatriation	(12,024)	(14,073)
Other	(7,969)	(10,206)

Gross deferred tax liabilities	(412,106)	(422,788)

Net deferred tax liabilities	$(208,736)	$(241,852)

Reconciliation of Beginning and Ending Amount of Gross Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
Balance, beginning of year	$17,659	$17,495	$14,294
Additions based on tax positions related to current year	777	372	2,660
Additions for tax positions related to prior years	3,097	477	1,114
Reductions for tax positions of prior years	—	—	—
Reduction due to lapse of statute of limitations	(2,065)	(685)	(474)
Reductions for settlements of tax positions	(25)	—	(99)

Balance, end of year	$19,443	$17,659	$17,495

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Aggregate Minimum Rental Commitments Under Non-cancelable Leases

The aggregate minimum rental commitments under non-cancelable leases for the next five years and thereafter, as of December 31, 2011, are as follows (in thousands):

Years Ending December 31,
2012	$11,749
2013	11,036
2014	10,453
2015	7,664
2016	7,201
Thereafter	19,537

$67,640

Segment and Geographic Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Assets to Reportable Segments

Information regarding our reportable business segments is presented below (in thousands). Segment results exclude the impact of amortization of intangible assets, certain general corporate expenses and various non-recurring and integration charges, as defined by management. The accounting policies of the reportable segments are the same as the accounting policies of the Company. We allocate resources and evaluate the performance of segments based on net sales, gross profit, operating income and other non-GAAP measures, as defined. We do not allocate assets to reportable segments because a significant portion of our assets are shared by segments.

	Three Months Ended		Nine Months Ended
	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011
Net sales:
Bracing and Vascular	$111,212	$101,452	$329,094	$281,687
Recovery Sciences	80,906	81,956	249,997	253,335
International	64,671	64,475	206,649	207,423
Surgical Implant	17,197	15,235	53,170	48,170

	$273,986	$263,118	$838,910	$790,615

Gross profit:
Bracing and Vascular	$57,306	$52,997	$169,148	$149,593
Recovery Sciences	61,656	61,573	189,167	191,836
International	34,815	36,472	114,696	118,376
Surgical Implant	12,670	10,698	39,858	34,239
Expenses not allocated to segments and eliminations	(758)	(6,085)	(2,293)	(15,138)

	$165,689	$155,655	$510,576	$478,906

Operating income:
Bracing and Vascular	$22,146	$18,844	$64,551	$54,339
Recovery Sciences	23,054	21,392	66,920	68,892
International	10,604	11,723	39,502	40,790
Surgical Implant	812	827	4,746	2,230
Expenses not allocated to segments and eliminations	(34,087)	(43,897)	(102,960)	(138,200)

	$22,529	$8,889	$72,759	$28,051

Information regarding our reportable business segments is presented in the table below (in thousands). Segment results exclude the impact of amortization and impairment of goodwill and intangible assets, certain general corporate expenses, and charges related to various integration activities, as defined by management. The accounting policies of the reportable segments are the same as the accounting policies of the Company. We allocate resources and evaluate the performance of segments based on net sales, gross profit, operating income and other non-GAAP measures, as defined. Moreover, we do not allocate assets to reportable segments because a significant portion of assets are shared by the segments.

	Year Ended December 31,
	2011	2010	2009
Net sales:
Bracing and Vascular	$387,928	$311,620	$298,759
Recovery Sciences	342,599	347,139	342,026
International	279,299	244,493	241,464
Surgical Implant	64,944	62,721	63,877

	$1,074,770	$965,973	$946,126

Gross profit:
Bracing and Vascular	$203,217	$170,786	$168,009
Recovery Sciences	258,920	265,196	257,466
International	161,142	143,562	137,142
Surgical Implant	46,860	46,031	49,799
Expenses not allocated to segments and eliminations	(13,507)	(4,872)	(5,009)

	$656,632	$620,703	$607,407

Operating (loss) income:
Bracing and Vascular	$75,095	$68,058	$70,805
Recovery Sciences	93,394	117,656	107,157
International	57,501	56,356	49,051
Surgical Implant	4,323	7,121	12,955
Expenses not allocated to segments and eliminations	(322,578)	(161,311)	(161,111)

	$(92,265)	$87,880	$78,857

Net Sales by Geographic Area

Following are our net sales by geographic area, based on location of customer (in thousands):

	Three Months Ended		Nine Months Ended
	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011
Net sales:
United States	$209,314	$198,643	$632,261	$583,193
Other Europe, Middle East and Africa	29,729	30,533	98,146	98,967
Germany	19,790	20,712	64,209	68,203
Australia and Asia Pacific	6,506	5,708	19,418	17,333
Canada	6,301	5,605	18,264	16,909
Latin America	2,346	1,917	6,612	6,010

	$273,986	$263,118	$838,910	$790,615

Following are our net sales by geographic area (in thousands):

	Year Ended December 31,
	2011	2010	2009
United States	$795,471	$718,601	$704,954
Germany	90,000	74,441	74,185
Other Europe, Middle East, and Africa	109,768	98,502	110,140
Asia Pacific	8,952	20,426	15,541
Other	70,579	54,003	41,306

	$1,074,770	$965,973	$946,126

Long-lived Assets by Geographic Area	Following are our long-lived assets by geographic area (in thousands):

	December 31, 2011	December 31, 2010
United States	$2,353,410	$2,269,213
International	153,351	160,982

	$2,506,761	$2,430,195

Unaudited Quarterly Consolidated Financial Data (Tables)	12 Months Ended
Dec. 31, 2011
Unaudited Quarterly Consolidated Financial Data

The following table presents our unaudited quarterly consolidated financial data (in thousands):

	Three months ended
	April 2, 2011	July 2, 2011	October 1, 2011	December 31, 2011
Net sales	$249,711	$277,786	$263,118	$284,155
Gross profit	156,555	166,696	155,655	177,726
Operating income (loss)	11,919	7,243	8,889	(120,316)
Net loss	(20,924)	(18,960)	(25,706)	(147,997)
Net loss attributable to DJOFL	(21,239)	(19,255)	(25,764)	(148,211)

	Three months ended
	April 3, 2010	July 3, 2010	October 2, 2010	December 31, 2010
Net sales	$240,076	$242,527	$233,559	$249,811
Gross profit	152,722	157,962	149,412	160,607
Operating income	17,571	15,969	21,445	32,895
Net (loss) income	(33,336)	564	(7,531)	(11,372)
Net (loss) income attributable to DJOFL	(33,658)	243	(7,715)	(11,402)

Supplemental Guarantor Condensed Consolidating Financial Statements (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Two Thousand And Twelve
Schedule of Condensed Consolidating Balance Sheets

DJO Finance LLC

Unaudited Condensed Consolidating Balance Sheets

As of September 29, 2012

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$20,513	$1,680	$16,056	$(24)	$38,225
Accounts receivable, net	—	125,112	35,044	—	160,156
Inventories, net	—	119,944	29,628	(5,771)	143,801
Deferred tax assets, net	—	43,502	268	—	43,770
Prepaid expenses and other current assets	29	18,558	4,035	512	23,134

Total current assets	20,542	308,796	85,031	(5,283)	409,086
Property and equipment, net	—	93,240	12,270	(580)	104,930
Goodwill	—	1,150,269	108,413	(28,741)	1,229,941
Intangible assets, net	—	1,031,162	28,774	—	1,059,936
Investment in subsidiaries	1,297,699	1,686,366	78,501	(3,062,566)	—
Intercompany receivables	1,077,460	—	—	(1,077,460)	—
Other non-current assets	42,859	3,657	1,636	(4)	48,148

Total assets	$2,438,560	$4,273,490	$314,625	$(4,174,634)	$2,852,041

Liabilities and Equity
Current liabilities:
Accounts payable	$—	$48,397	$9,667	$11	$58,075
Current portion of debt and capital lease obligations	8,608	6	—	—	8,614
Other current liabilities	44,730	58,817	26,259	1,111	130,917

Total current liabilities	53,338	107,220	35,926	1,122	197,606
Long-term debt and capital lease obligations	2,156,863	—	—	—	2,156,863
Deferred tax liabilities, net	—	241,888	9,923	(527)	251,284
Intercompany payables, net	—	863,971	142,934	(1,006,905)	—
Other long-term liabilities	—	13,712	1,475	—	15,187

Total liabilities	2,210,201	1,226,791	190,258	(1,006,310)	2,620,940
Noncontrolling interests	—	—	2,742	—	2,742
Total membership equity	228,359	3,046,699	121,625	(3,168,324)	228,359

Total liabilities and equity	$2,438,560	$4,273,490	$314,625	$(4,174,634)	$2,852,041

Schedule of Condensed Consolidating Statements of Operations

DJO Finance LLC

Unaudited Condensed Consolidating Statements of Operations

For the Three Months Ended September 29, 2012

(in thousands)

	DJOFL	Guarantors	Non - Guarantors	Eliminations	Consolidated
Net sales	$—	$241,368	$60,905	$(28,287)	$273,986
Cost of sales (exclusive of amortization of intangible assets of $9,837)	—	97,277	41,764	(30,744)	108,297

Gross profit	—	144,091	19,141	2,457	165,689
Operating expenses:
Selling, general and administrative	—	91,661	19,080	(6)	110,735
Research and development	—	6,735	1,203	—	7,938
Amortization of intangible assets	—	23,507	980	—	24,487

	—	121,903	21,263	(6)	143,160

Operating income (loss)	—	22,188	(2,122)	2,463	22,529
Other income (expense):
Interest expense	(46,386)	—	(25)	—	(46,411)
Interest income	4	36	6	—	46
Loss on modification and extinguishment of debt	—	—	—	—	—
Other income (expense), net	—	625	1,245	—	1,870
Intercompany income (expense)	—	366	(407)	41	—
Equity in income (loss) of subsidiaries, net	23,821	—	—	(23,821)	—

	(22,561)	1,027	819	(23,780)	(44,495)

(Loss) income before income taxes	(22,561)	23,215	(1,303)	(21,317)	(21,966)
Income tax (provision) benefit	—	605	(1,174)	—	(569)

Net (loss) income	(22,561)	23,820	(2,477)	(22,317)	(22,535)
Net income attributable to noncontrolling interests	—	—	(27)	—	(27)

Net (loss) income attributable to DJOFL	$(22,561)	$23,820	$(2,504)	$(21,317)	$(22,562)

DJO Finance LLC

Unaudited Condensed Consolidating Statements of Operations

For the Nine Months Ended September 29, 2012

(in thousands)

	DJOFL	Guarantors	Non - Guarantors	Eliminations	Consolidated
Net sales	$—	$726,719	$195,903	$(83,712)	$838,910
Cost of sales (exclusive of amortization of intangible assets of $29,513)	—	290,889	132,130	(94,685)	328,334

Gross profit	—	435,830	63,773	10,973	510,576
Operating expenses:
Selling, general and administrative	—	281,024	61,589	4	342,617
Research and development	—	18,346	3,349	—	21,695
Amortization of intangible assets	—	70,523	2,982	—	73,505

	—	369,893	67,920	4	437,817

Operating income (loss)	—	65,937	(4,147)	10,969	72,759
Other income (expense):
Interest expense	(134,829)	—	(70)	—	(134,899)
Interest income	14	72	65	—	151
Loss on modification and extinguishment of debt	(9,398)	—	—		(9,398)
Other income (expense), net	—	2,493	438	—	2,931
Intercompany income (expense)	—	728	(661)	(67)	—
Equity in income (loss) of subsidiaries, net	72,099	—	—	(72,099)	—

	(72,114)	3,293	(228)	(72,116)	(141,215)

(Loss) income before income taxes	(72,114)	69,230	(4,375)	(61,197)	(68,456)
Income tax benefit (provision)	—	1,381	(4,425)	—	(3,044)

Net (loss) income	(72,114)	70,611	(8,800)	(61,197)	(71,500)
Net income attributable to noncontrolling interests	—	—	(614)	—	(614)

Net (loss) income attributable to DJOFL	$(72,114)	$70,611	$(9,414)	$(61,197)	$(72,114)

Schedule of Condensed Consolidating Statements of Cash Flows

DJO Finance LLC

Unaudited Condensed Consolidating Statements of Cash Flows

For the Nine Months Ended September 29, 2012

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Cash Flows from Operating Activities:
Net (loss) income	$(72,114)	$70,611	$(8,800)	$(61,197)	$(71,500)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation	—	19,063	3,883	(273)	22,673
Amortization of intangible assets	—	70,523	2,982	—	73,505
Amortization of debt issuance costs and non-cash interest expense	7,729	—	—	—	7,729
Stock-based compensation expense	—	3,563	—	—	3,563
Loss on modification and extinguishment of debt	9,398	—	—	—	9,398
Loss on disposal of assets, net	—	485	451	—	936
Deferred income tax benefit	—	(1,247)	(62)	(527)	(1,836)
Provision for doubtful accounts and sales returns	—	16,281	161	—	16,442
Inventory reserves	—	4,198	242	—	4,440
Equity in (income) loss of subsidiaries, net	(72,099)	—	—	72,099	—
Changes in operating assets and liabilities:
Accounts receivable	—	(16,296)	(1,381)	—	(17,677)
Inventories	—	(12,871)	6,175	(9,872)	(16,568)
Prepaid expenses and other assets	131	(2,856)	(886)	(59)	(3,670)
Accounts payable and other current liabilities	23,867	345	(3,533)	3,189	23,868

Net cash (used in) provided by operating activities	(103,088)	151,799	(768)	3,360	51,303
Cash Flows from Investing Activities:
Purchases of property and equipment	—	(19,921)	(3,519)	(8)	(23,448)
Other investing activities, net	—	(656)	—	—	(656)

Net cash used in investing activities	—	(20,577)	(3,519)	(8)	(24,104)
Cash Flows from Financing Activities:
Intercompany	137,154	(131,288)	(2,489)	(3,377)	—
Proceeds from issuance of debt	751,700	—	—	—	751,700
Repayments of debt and capital lease obligations	(754,792)	(32)	—	—	(754,824)
Payment of debt issuance costs	(25,234)	—	—	—	(25,234)
Investment by parent	1,000	—	—	—	1,000

Net cash provided by (used in) financing activities	109,828	(131,320)	(2,489)	(3,377)	(27,358)
Effect of exchange rate changes on cash and cash equivalents	—	—	215	—	215

Net (decrease) increase in cash and cash equivalents	6,740	(98)	(6,561)	(25)	56
Cash and cash equivalents at beginning of period	13,773	1,778	22,617	1	38,169

Cash and cash equivalents at end of period	$20,513	$1,680	$16,056	$(24)	$38,225

Two Thousand And Eleven
Schedule of Condensed Consolidating Balance Sheets

DJO Finance LLC

Condensed Consolidating Balance Sheets

As of December 31, 2011

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$13,773	$1,778	$22,617	$1	$38,169
Accounts receivable, net	—	125,097	33,885	—	158,982
Inventories, net	—	97,516	20,719	10,464	128,699
Deferred tax assets, net	—	43,190	268	—	43,458
Prepaid expenses and other current assets	160	15,001	3,186	444	18,791

Total current assets	13,933	282,582	80,675	10,909	388,099
Property and equipment, net	—	94,904	13,070	(866)	107,108
Goodwill	—	1,150,269	107,344	(28,835)	1,228,778
Intangible assets, net	—	1,101,314	31,380	—	1,132,694
Investment in subsidiaries	1,297,699	1,686,366	72,514	(3,056,579)	—
Intercompany receivables	1,138,947	—	—	(1,138,947)	—
Other assets	33,971	2,655	1,557	(2)	38,181

Total assets	$2,484,550	$4,318,090	$306,540	$(4,214,320)	$2,894,860

Liabilities and Equity
Current liabilities:
Accounts payable	$—	$47,049	$10,872	$5	$57,926
Current portion of debt and capital lease obligations	8,782	38	—	—	8,820
Other current liabilities	20,864	56,509	24,805	521	102,699

Total current liabilities	29,646	103,596	35,677	526	169,445
Long-term debt and capital leases obligations	2,159,091	—	—	—	2,159,091
Deferred tax liabilities, net	—	242,237	9,957	—	252,194
Intercompany payables, net	—	996,889	142,058	(1,138,947)	—
Other long-term liabilities	—	14,689	1,485	—	16,174

Total liabilities	2,188,737	1,357,411	189,177	(1,138,421)	2,596,904
Noncontrolling interests	—	—	2,143	—	2,143
Total membership equity	295,813	2,960,679	115,220	(3,075,899)	295,813

Total liabilities and equity	$2,484,550	$4,318,090	$306,540	$(4,214,320)	$2,894,860

DJO Finance LLC

Condensed Consolidating Balance Sheets

As of December 31, 2011

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$13,773	$1,778	$22,617	$1	$38,169
Accounts receivable, net	—	125,097	33,885	—	158,982
Inventories, net	—	97,516	20,719	10,464	128,699
Deferred tax assets, net	—	43,190	268	—	43,458
Prepaid expenses and other current assets	160	15,001	3,186	444	18,791

Total current assets	13,933	282,582	80,675	10,909	388,099
Property and equipment, net	—	94,904	13,070	(866)	107,108
Goodwill	—	1,150,269	107,344	(28,835)	1,228,778
Intangible assets, net	—	1,101,314	31,380	—	1,132,694
Investment in subsidiaries	1,297,699	1,686,366	72,514	(3,056,579)	—
Intercompany receivables	1,138,947	—	—	(1,138,947)	—
Other assets	33,971	2,655	1,557	(2)	38,181

Total assets	$2,484,550	$4,318,090	$306,540	$(4,214,320)	$2,894,860

Liabilities and Equity
Current liabilities:
Accounts payable	$—	$47,049	$10,872	$5	$57,926
Current portion of debt and capital lease obligations	8,782	38	—	—	8,820
Other current liabilities	20,864	56,509	24,805	521	102,699

Total current liabilities	29,646	103,596	35,677	526	169,445
Long-term debt and capital leases obligations	2,159,091	—	—	—	2,159,091
Deferred tax liabilities, net	—	242,237	9,957	—	252,194
Intercompany payables, net	—	996,889	142,058	(1,138,947)	—
Other long-term liabilities	—	14,689	1,485	—	16,174

Total liabilities	2,188,737	1,357,411	189,177	(1,138,421)	2,596,904
Noncontrolling interests	—	—	2,143	—	2,143
Total membership equity	295,813	2,960,679	115,220	(3,075,899)	295,813

Total liabilities and equity	$2,484,550	$4,318,090	$306,540	$(4,214,320)	$2,894,860

Schedule of Condensed Consolidating Statements of Operations

DJO Finance LLC

Unaudited Condensed Consolidating Statements of Operations

For the Three Months Ended October 1, 2011

(in thousands)

	DJOFL	Guarantors	Non - Guarantors	Eliminations	Consolidated
Net sales	$—	$222,120	$60,319	$(19,321)	$263,118
Cost of sales (exclusive of amortization of intangible assets of $9,688)	—	90,555	37,788	(20,880)	107,463

Gross profit	—	131,565	22,531	1,559	155,655
Operating expenses:
Selling, general and administrative	—	94,502	21,352	—	115,854
Research and development	—	5,546	931	—	6,477
Amortization of intangible assets	—	23,328	1,107	—	24,435

	—	123,376	23,390	—	146,766

Operating income (loss)	—	8,189	(859)	1,559	8,889
Other income (expense):
Interest expense	(42,756)	—	(8)	—	(42,764)
Interest income	3	17	57	—	77
Other income, net	—	(1,820)	(4,184)	—	(6,004)
Intercompany income (expense)	—	664	1,211	(1,875)	—
Equity in income of subsidiaries, net	16,989	—	—	(16,989)	—

	(25,764)	(1,139)	(2,924)	(18,864)	(48,691)

(Loss) income before income taxes	(25,764)	7,050	(3,783)	(17,305)	(39,802)
Income tax benefit (provision)	—	15,306	(875)	(335)	14,096

Net (loss) income	(25,764)	22,356	(4,658)	(17,640)	(25,706)
Net income attributable to noncontrolling interests	—	—	(58)	—	(58)

Net (loss) income attributable to DJOFL	$(25,764)	$22,356	$(4,716)	$(17,640)	$(25,764)

DJO Finance LLC

Unaudited Condensed Consolidating Statements of Operations

For the Nine Months Ended October 1, 2011

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Net sales	$—	$654,999	$194,502	$(58,886)	$790,615
Cost of sales (exclusive of amortization of intangible assets of $28,831)	—	264,678	124,189	(77,158)	311,709

Gross profit	—	390,321	70,313	18,272	478,906
Operating expenses:
Selling, general and administrative	—	292,764	68,997	—	361,761
Research and development	—	16,496	3,225	—	19,721
Amortization of intangible assets	—	66,129	3,244	—	69,373

	—	375,389	75,466	—	450,855

Operating income (loss)	—	14,932	(5,153)	18,272	28,051
Other income (expense):
Interest expense	(126,173)	(10)	(137)	—	(126,320)
Interest income	10	111	119	—	240
Loss on modification of debt	(2,065)	—	—	—	(2,065)
Other income, net	—	396	(1,947)	—	(1,551)
Intercompany income (expense)	10,625	(8,134)	(468)	(2,023)	—
Equity in income of subsidiaries, net	51,345	—	—	(51,345)	—

	(66,258)	(7,637)	(2,433)	(53,368)	(129,696)

(Loss) income before income taxes	(66,258)	7,295	(7,586)	(35,096)	(101,645)
Income tax benefit (provision)	—	40,559	(4,650)	146	36,055

Net (loss) income	(66,258)	47,854	(12,236)	(34,950)	(65,590)
Net income attributable to noncontrolling interests	—	—	(668)	—	(668)

Net (loss) income attributable to DJOFL	$(66,258)	$47,854	$(12,904)	$(34,950)	$(66,258)

DJO Finance LLC

Condensed Consolidating Statements of Operations

For the Year Ended December 31, 2011

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Net sales	$—	$893,036	$263,908	$(82,174)	$1,074,770
Cost of sales (exclusive of amortization of intangible assets of $38,668)	—	360,601	168,307	(110,770)	418,138

Gross profit	—	532,435	95,601	28,596	656,632
Operating expenses:
Selling, general and administrative	—	394,588	92,496	—	487,084
Research and development	—	23,050	3,800	—	26,850
Amortization of intangible assets	—	89,637	4,320	—	93,957
Impairment of goodwill and intangible assets	—	141,006	—	—	141,006

	—	648,281	100,616	—	748,897

Operating (loss) income	—	(115,846)	(5,015)	28,596	(92,265)

Other income (expense):
Interest expense	(169,117)	(22)	(193)	—	(169,332)
Interest income	14	127	204	—	345
Loss on modification of debt	(2,065)	—	—	—	(2,065)
Other income (expense), net	—	986	(3,745)	(55)	(2,814)
Intercompany income (expense), net	10,625	18,126	(18,381)	(10,370)	—
Equity in loss of subsidiaries, net	(53,926)	—	—	53,926	—

	(214,469)	19,217	(22,115)	43,501	(173,866)

(Loss) income before income taxes	(214,469)	(96,629)	(27,130)	72,097	(266,131)
Income tax benefit (provision)	—	57,173	4,775	(146)	52,544

Net (loss) income	(214,469)	(39,456)	(31,905)	72,243	(213,587)
Net income attributable to noncontrolling interests	—	—	(882)	—	(882)

Net income (loss) attributable to DJOFL	$(214,469)	$(39,456)	$(32,787)	$72,243	$(214,469)

Schedule of Condensed Consolidating Statements of Cash Flows

DJO Finance LLC

Unaudited Condensed Consolidating Statements of Cash Flows

For the Nine Months Ended October 1, 2011

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Cash Flows from Operating Activities:
Net (loss) income	$(66,258)	$47,854	$(12,236)	$(34,950)	$(65,590)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation	—	17,281	4,091	(67)	21,305
Amortization of intangible assets	—	66,129	3,244	—	69,373
Amortization of debt issuance costs and non-cash interest expense	6,270	—	—	—	6,270
Stock-based compensation expense	—	1,700	—	—	1,700
Loss on disposal of assets, net	—	391	292	—	683
Deferred income tax benefit	(1,925)	(40,267)	(736)	(146)	(43,074)
Provision for doubtful accounts and sales returns	—	20,105	334	—	20,439
Inventory reserves	—	4,609	878	—	5,487
Equity in income of subsidiaries, net	(51,345)	—	—	51,345	—
Changes in operating assets and liabilities:
Accounts receivable	—	(15,822)	(993)	—	(16,815)
Inventories	—	(7,759)	6,263	(9,629)	(11,125)
Prepaid expenses and other assets	79	3,295	(1,239)	142	2,277
Accounts payable and other current liabilities	37,273	4,014	7,399	502	49,188

Net cash (used in) provided by operating activities	(75,906)	101,530	7,297	7,197	40,118
Cash Flows from Investing Activities:
Cash paid in connection with acquisitions, net of cash acquired	—	(317,669)	—	—	(317,669)
Purchases of property and equipment	—	(24,917)	(4,087)	(213)	(29,217)
Other investing activities, net	—	(1,484)	5	—	(1,479)

Net cash used in investing activities	—	(344,070)	(4,082)	(213)	(348,365)
Cash Flows from Financing Activities:
Intercompany	(237,398)	243,762	609	(6,973)	—
Proceeds from issuance of debt	400,000	—	—	—	400,000
Repayments of debt and capital lease obligations	(83,586)	(32)	(2)	—	(83,620)
Payment of debt issuance costs	(7,612)	—	—	—	(7,612)
Investment by parent	3,176	—	—	—	3,176
Repurchase of vested options	—	(2,000)	—	—	(2,000)
Dividend paid by subsidiary to owners of noncontrolling interests	—	—	(682)	—	(682)

Net cash provided by (used in) financing activities	74,580	241,730	(75)	(6,973)	309,262
Effect of exchange rate changes on cash and cash equivalents	—	—	176	—	176

Net (decrease) increase in cash and cash equivalents	(1,326)	(810)	3,316	11	1,191
Cash and cash equivalents at beginning of period	16,601	621	20,910	—	38,132

Cash and cash equivalents at end of period	$15,275	$(189)	$24,226	$11	$39,323

DJO Finance LLC

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2011

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Cash Flows From Operating Activities:
Net income (loss)	$(214,469)	$(39,456)	$(31,905)	$72,243	$(213,587)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	—	23,231	5,083	(1,020)	27,294
Amortization of intangible assets	—	89,637	4,320	—	93,957
Amortization of debt issuance costs and non-cash interest expense	8,476	—	—	—	8,476
Stock-based compensation expense	—	2,701	—	—	2,701
Loss on disposal of assets, net	—	7,434	438	(3,487)	4,385
Impairment of goodwill and intangible assets	—	141,006	—	—	141,006
Deferred income tax (benefit) expense	(2,599)	(56,651)	(1,224)	(146)	(60,620)
Equity in loss of subsidiaries, net	53,926	—	—	(53,926)	—
Provision for doubtful accounts and sales returns	—	31,000	673	—	31,673
Inventory reserves	—	6,798	908	—	7,706
Changes in operating assets and liabilities, net of acquired assets and liabilities:
Accounts receivable	—	(30,398)	(1,833)	—	(32,231)
Inventories	—	(7,631)	6,402	(11,961)	(13,190)
Prepaid expenses and other assets	(17)	7,351	(1,090)	2,191	8,435
Accounts payable and other current liabilities	5,336	3,877	13,062	(4,675)	17,602

Net cash provided by (used in) operating activities	(149,347)	178,899	(5,166)	(781)	23,605
Cash Flows From Investing Activities:
Cash paid in connection with acquisitions, net of cash acquired	—	(317,669)	—	—	(317,669)
Purchases of property and equipment	—	(33,673)	(5,536)	(188)	(39,397)
Other investing activities, net	—	(1,603)	7	—	(1,596)

Net cash used in investing activities	—	(352,945)	(5,529)	(188)	(358,662)
Cash Flows From Financing Activities:
Intercompany	(191,181)	177,245	12,966	970	—
Proceeds from issuance of debt	439,000	—	—	—	439,000
Repayments of debt and capital lease obligations	(96,782)	(42)	(2)	—	(96,826)
Payment of debt issuance costs	(7,694)	—	—	—	(7,694)
Investment by parent	3,176	—	—	—	3,176
Cancellation of vested options	—	(2,000)	—	—	(2,000)
Dividend paid by subsidiary to owners of noncontrolling interests	—	—	(1,366)	—	(1,366)

Net cash provided by (used in) financing activities	146,519	175,203	11,598	970	334,290
Effect of exchange rate changes on cash and cash equivalents	—	—	804	—	804

Net increase (decrease) in cash and cash equivalents	(2,828)	1,157	1,707	1	37
Cash and cash equivalents, beginning of year	16,601	621	20,910	—	38,132

Cash and cash equivalents, end of year	$13,773	$1,778	$22,617	$1	$38,169

Two Thousand Ten
Schedule of Condensed Consolidating Balance Sheets

DJO Finance LLC

Condensed Consolidating Balance Sheets

As of December 31, 2010

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$16,601	$621	$20,910	$—	$38,132
Accounts receivable, net	—	112,250	33,273	—	145,523
Inventories, net	—	75,929	29,611	(11,080)	94,460
Deferred tax assets, net	—	47,805	402	(146)	48,061
Prepaid expenses and other current assets	162	18,199	2,418	2,640	23,419

Total current assets	16,763	254,804	86,614	(8,586)	349,595
Property and equipment, net	—	85,856	13,357	(5,553)	93,660
Goodwill	—	1,108,703	109,693	(29,509)	1,188,887
Intangible assets, net	—	1,074,388	36,453	—	1,110,841
Investment in subsidiaries	1,296,776	1,663,969	127,148	(3,087,893)	—
Intercompany receivables	1,003,751	—	—	(1,003,751)	—
Other assets	34,115	1,177	1,479	36	36,807

Total assets	$2,351,405	$4,188,897	$374,744	$(4,135,256)	$2,779,790

Liabilities and Equity
Current liabilities:
Accounts payable	$—	$40,893	$8,054	$—	$48,947
Current portion of debt and capital lease obligations	8,782	39	—	—	8,821
Other current liabilities	22,234	52,150	20,263	2,640	97,287

Total current liabilities	31,016	93,082	28,317	2,640	155,055
Long-term debt and capital leases obligations	1,816,250	41	—	—	1,816,291
Deferred tax liabilities, net	—	277,135	11,657	1,121	289,913
Intercompany payables, net	—	825,647	178,104	(1,003,751)	—
Other long-term liabilities	—	10,160	1,552	—	11,712

Total liabilities	1,847,266	1,206,065	219,630	(999,990)	2,272,971
Noncontrolling interests	—	—	2,680	—	2,680
Total membership equity	504,139	2,982,832	152,434	(3,135,266)	504,139

Total liabilities and equity	$2,351,405	$4,188,897	$374,744	$(4,135,256)	$2,779,790

Schedule of Condensed Consolidating Statements of Operations

DJO Finance LLC

Condensed Consolidating Statements of Operations

For the Year Ended December 31, 2010

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Net sales	$—	$830,186	$276,295	$(140,508)	$965,973
Cost of sales (exclusive of amortization of intangible assets of $36,343)	—	304,206	177,592	(136,528)	345,270

Gross profit	—	525,980	98,703	(3,980)	620,703
Operating expenses:
Selling, general and administrative	—	353,854	79,554	—	433,408
Research and development	—	18,062	3,830	—	21,892
Amortization of intangible assets	—	73,560	3,963	—	77,523

	—	445,476	87,347	—	532,823

Operating income	—	80,504	11,356	(3,980)	87,880
Other income (expense):
Interest expense	(154,823)	(51)	(307)	—	(155,181)
Interest income	9	191	110	—	310
Loss on modification and extinguishment of debt	(19,798)	—	—	—	(19,798)
Other income (expense), net	—	2,567	(1,708)	—	859
Intercompany income (expense), net	75,099	(34,980)	2,302	(42,421)	—
Equity in income of subsidiaries, net	46,981	—	—	(46,981)	—

	(52,532)	(32,273)	397	(89,402)	(173,810)

(Loss) income before income taxes	(52,532)	48,231	11,753	(93,382)	(85,930)
Income tax benefit (provision)	—	39,791	(5,536)	—	34,255

Net (loss) income	(52,532)	88,022	6,217	(93,382)	(51,675)
Net income attributable to noncontrolling interests	—	—	(857)	—	(857)

Net (loss) income attributable to DJOFL	$(52,532)	$88,022	$5,360	$(93,382)	$(52,532)

Schedule of Condensed Consolidating Statements of Cash Flows

DJO Finance LLC

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2010

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Cash Flows From Operating Activities:
Net (loss) income	$(52,532)	$88,022	$6,217	$(93,382)	$(51,675)

Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation	—	21,403	4,713	(120)	25,996
Amortization of intangible assets	—	73,560	3,963	—	77,523
Amortization of debt issuance costs and non-cash interest expense	13,272	—	—	—	13,272
Stock-based compensation expense	—	1,888	—	—	1,888
Loss on disposal of assets, net	—	1,918	551	(402)	2,067
Deferred income tax (benefit) expense	—	(85,634)	45,947	—	(39,687)
Equity in income of subsidiaries, net	(46,981)	—	—	46,981	—
Provision for doubtful accounts and sales returns	—	31,918	1,159	—	33,077
Inventory reserves	—	5,890	706	—	6,596
Loss on modification and extinguishment of debt	19,798	—	—	—	19,798
Changes in operating assets and liabilities, net of acquired assets and liabilities:
Accounts receivable	—	(31,619)	(1,486)	—	(33,105)
Inventories	—	(4,081)	(7,449)	(2,378)	(13,908)
Prepaid expenses and other assets	—	25,457	(30,294)	—	(4,837)
Accounts payable and other current liabilities	(12,653)	101	1,141	—	(11,411)

Net cash (used in) provided by operating activities	(79,096)	128,823	25,168	(49,301)	25,594

Cash Flows From Investing Activities:
Purchases of property and equipment	—	(26,111)	(4,233)	3,097	(27,247)
Cash paid in connection with acquisitions, net of cash acquired	—	(2,045)	—	—	(2,045)
Other investing activities, net	—	1,180	(2,083)	—	(903)

Net cash used in investing activities	—	(26,976)	(6,316)	3,097	(30,195)

Cash Flows From Financing Activities:
Intercompany	85,871	(102,826)	(29,249)	46,204	—
Proceeds from issuance of debt	447,000	—	130	—	447,130
Repayments of debt and capital lease obligations	(433,891)	(17,278)	13,802	—	(437,367)
Payment of debt issuance costs	(10,282)	—	—	—	(10,282)
Investment by parent	—	1,489	—	—	1,489
Dividend paid by subsidiary to owners of noncontrolling interests	—	—	(557)	—	(557)

Net cash provided by (used in) financing activities	88,698	(118,615)	(15,874)	46,204	413
Effect of exchange rate changes on cash and cash equivalents	—	—	(2,291)	—	(2,291)

Net increase (decrease) in cash and cash equivalents	9,602	(16,768)	687	—	(6,479)
Cash and cash equivalents, beginning of year	6,999	17,389	20,223	—	44,611

Cash and cash equivalents, end of year	$16,601	$621	$20,910	$—	$38,132

Two Thousand Nine
Schedule of Condensed Consolidating Statements of Operations

DJO Finance LLC

Condensed Consolidating Statements of Operations

For the Year Ended December 31, 2009

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Net sales	$—	$804,912	$268,644	$(127,430)	$946,126
Cost of sales (exclusive of amortization of intangible assets of $37,884)	—	290,097	175,464	(126,842)	338,719

Gross profit	—	514,815	93,180	(588)	607,407

Operating expenses:
Selling, general and administrative	—	343,574	76,201	983	420,758
Research and development	—	20,712	2,828	—	23,540
Amortization of intangible assets	—	74,433	2,821	—	77,254
Impairment of intangible assets	—	6,998	—	—	6,998

	—	445,717	81,850	983	528,550

Operating income	—	69,098	11,330	(1,571)	78,857

Other income (expense):
Interest expense	(156,228)	(635)	(169)	—	(157,032)
Interest income	7	677	349		1,033
Other income, net	—	4,817	1,256	—	6,073
Intercompany income (expense), net	131,911	38,335	(2,778)	(167,468)	—
Equity in loss of subsidiaries, net	(26,123)	—	—	26,123	—

	(50,433)	43,194	(1,342)	(141,345)	(149,926)

(Loss) income from continuing operations before income taxes	(50,433)	112,292	9,988	(142,916)	(71,069)
Income tax benefit	—	23,555	1,876	(3,753)	21,678

(Loss) income from continuing operations	(50,433)	135,847	11,864	(146,669)	(49,391)

Loss from discontinued operations, net	—	(319)	—	—	(319)

Net (loss) income	(50,433)	135,528	11,864	(146,669)	(49,710)
Net income attributable to noncontrolling interests	—	—	(723)	—	(723)

Net (loss) income attributable to DJOFL	$(50,433)	$135,528	$11,141	$(146,669)	$(50,433)

Schedule of Condensed Consolidating Statements of Cash Flows

DJO Finance LLC

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2009

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Cash Flows From Operating Activities:
Net (loss) income	$(50,433)	$135,528	$11,864	$(146,669)	$(49,710)

Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation	—	23,400	4,992	(496)	27,896
Amortization of intangible assets	—	74,433	2,821	—	77,254
Amortization of debt issuance costs and non-cash interest expense	12,679	—	—	—	12,679
Stock-based compensation expense	—	3,382	—	—	3,382
Loss on disposal of assets, net	—	455	651	(142)	964
Impairment of intangible assets	—	6,998	—	—	6,998
Deferred income tax benefit	—	(26,474)	(3,228)	6,012	(23,690)
Equity in loss of subsidiaries, net	26,123	—	—	(26,123)	—
Provision for doubtful accounts and sales returns	—	34,175	729	—	34,904
Inventory reserves	—	6,894	568	—	7,462
Gain on sales of product lines	—	(3,058)	—	—	(3,058)
Gain on disposal of discontinued operations	—	(496)	—	103	(393)
Changes in operating assets and liabilities, net of acquired assets and liabilities:
Accounts receivable	—	(17,962)	2,806	—	(15,156)
Inventories	—	(3,958)	(705)	2,795	(1,868)
Prepaid expenses and other assets	141	17,353	(13,718)	(338)	3,438
Accounts payable and other current liabilities	(2,962)	(6,143)	(4,456)	253	(13,308)

Net cash provided by (used in) operating activities	(14,452)	244,527	2,324	(164,605)	67,794

Cash Flows From Investing Activities:
Purchases of property and equipment	—	(24,601)	(5,961)	1,690	(28,872)
Cash paid in connection with acquisitions, net of cash acquired	—	(2,580)	(10,506)	—	(13,086)
Proceeds received upon disposition of discontinued operations, net	—	21,846	—	—	21,846
Other investing activities, net	—	4,112	—	—	4,112

Net cash used in investing activities	—	(1,223)	(16,467)	1,690	(16,000)

Cash Flows From Financing Activities:
Intercompany	56,101	(240,224)	21,208	162,915	—
Proceeds from issuance of debt	68,000	12	248	—	68,260
Repayments of debt and capital lease obligations	(102,650)	(76)	(795)	—	(103,521)

Net cash provided by (used in) financing activities	21,451	(240,288)	20,661	162,915	(35,261)
Effect of exchange rate changes on cash and cash equivalents	—	—	(2,405)	—	(2,405)

Net increase in cash and cash equivalents	6,999	3,016	4,113	—	14,128
Cash and cash equivalents, beginning of year	—	14,373	16,110	—	30,483

Cash and cash equivalents, end of year	$6,999	$17,389	$20,223	$—	$44,611

Organization And Basis Of Presentation - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended		3 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Property Plant and Equipment	Dec. 31, 2011 Inventories	Dec. 31, 2010 Overstatement	Dec. 31, 2009 Overstatement	Dec. 31, 2011 Cost of Goods, Total
Organization And Basis Of Presentation [Line Items]
Reclassification of balance of replacement parts								$ 8,600,000	$ (8,600,000)
Overstatement of cost of goods sold	108,297,000	107,463,000	328,334,000	311,709,000	418,138,000	345,270,000	338,719,000			3,100,000	1,100,000
Cumulative impact of error								$ 4,200,000				$ (4,200,000)

Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011 Segment	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011 Segment	Dec. 31, 2010	Dec. 31, 2009
Accounting Policies [Line Items]
Amortization expense	$ 24,487,000		$ 24,435,000	$ 73,505,000	$ 69,373,000	$ 93,957,000	$ 77,523,000	$ 77,254,000
Impairment charge						7,100,000
Unamortized internally developed software costs		17,400,000				17,400,000	23,500,000
Terminal value growth rates						3.00%
Goodwill impairment charges		124,106,000				124,106,000
Number of reporting units without impairment		5				5
Advertising cost						17,100,000	10,400,000	5,400,000
Minimum
Accounting Policies [Line Items]
Estimated revenue growth rates						0.00%
Discount rates						10.70%
Product warranty period						1 year
Maximum
Accounting Policies [Line Items]
Estimated revenue growth rates						11.00%
Discount rates						12.50%
Product warranty period						3 years
International
Accounting Policies [Line Items]
Percentage of net sales						26.00%	25.30%	25.50%
Empi Reporting Unit
Accounting Policies [Line Items]
Goodwill impairment charges		76,700,000
Surgical Implant
Accounting Policies [Line Items]
Goodwill impairment charges		47,400,000
Software Developed For Internal Use
Accounting Policies [Line Items]
Amortization expense						2,400,000	1,000,000
Software Developed For Internal Use | Minimum
Accounting Policies [Line Items]
Estimated useful lives						3 years
Software Developed For Internal Use | Maximum
Accounting Policies [Line Items]
Estimated useful lives						10 years
Customer Relationships
Accounting Policies [Line Items]
Intangible Assets Estimated Useful Lives						7 years 8 months 12 days
Patents and Technology
Accounting Policies [Line Items]
Intangible Assets Estimated Useful Lives						10 years 4 months 24 days
Distributor Contracts And Relationships
Accounting Policies [Line Items]
Intangible Assets Estimated Useful Lives				4 years 2 months 12 days		5 years
Trademarks and Tradenames
Accounting Policies [Line Items]
Intangible Assets Estimated Useful Lives				8 years 6 months		9 years 2 months 12 days
Noncompete Agreements
Accounting Policies [Line Items]
Intangible Assets Estimated Useful Lives				2 years 9 months 18 days		3 years 6 months
Trade Names | Empi Reporting Unit
Accounting Policies [Line Items]
Impairment charges		$ 16,900,000
Property and Equipment | Minimum
Accounting Policies [Line Items]
Estimated useful lives of property and equipment						3 years
Property and Equipment | Maximum
Accounting Policies [Line Items]
Estimated useful lives of property and equipment						25 years

Summary of Activity in Warranty Reserves (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Warranty Liability [Line Items]
Balance, beginning of year	$ 2,222	$ 1,936	$ 1,761
Amount charged to expense for estimated warranty costs	105	1,283	952
Deductions for actual costs incurred	(571)	(997)	(777)
Balance, end of year	$ 1,756	$ 2,222	$ 1,936

Acquisitions - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended		3 Months Ended		12 Months Ended
	Apr. 30, 2011 Seven Point Seven Five Percent Senior Notes	Dec. 31, 2011 Rikco International, LLC, D/B/A Dr. Comfort (Dr. Comfort)	Apr. 07, 2011 Rikco International, LLC, D/B/A Dr. Comfort (Dr. Comfort)	Mar. 10, 2011 Circle City Medical, Inc. (Circle City)	Feb. 04, 2011 BetterBraces.com	Jan. 04, 2011 Elastic Therapy, Inc. (ETI)	Sep. 20, 2010 Independent South African distributor of DonJoy products	Aug. 04, 2009 Chattanooga Group Inc. (Chattanooga Canada)	Aug. 04, 2009 Chattanooga Group Inc. (Chattanooga Canada) Promissory Note	Aug. 04, 2009 Empi Canada Inc. (Empi Canada)	Aug. 04, 2009 Empi Canada Inc. (Empi Canada) Promissory Note	Mar. 31, 2010 DonJoy Orthopaedics Pty., Ltd. (DJO Australia)	Feb. 03, 2009 DonJoy Orthopaedics Pty., Ltd. (DJO Australia)	Dec. 31, 2011 Dr. Comfort, ETI, and Circle City
Business Acquisition [Line Items]
Business acquisition, total purchase price			$ 257,468,000	$ 11,671,000	$ 3,000,000	$ 46,406,000	$ 1,912,000	$ 7,154,000		$ 7,439,000			$ 3,439,000
Escrow deposit		23,500,000	24,500,000	1,300,000		3,600,000
Proceeds from new senior notes issued	300,000,000
Debt instrument, stated percentage rate	7.75%								6.00%		6.00%
Direct acquisition costs incurred		11,300,000		100,000		300,000
Bridge financing fees paid		3,900,000
Transaction and advisory fees paid		5,000,000
Additional escrow deposit for retention of key employee union				1,300,000		1,000,000
Amount drawn from revolving line of credit				7,000,000		35,000,000
Potential royalty payment				2,000,000
Business acquisition, purchase consideration paid in cash					1,800,000		1,200,000
Consideration offset against accounts receivable					400,000		400,000
Consideration retained to fully repay outstanding principal and accrued interest					500,000
Consideration held as security for potential indemnification claims					300,000		300,000	1,400,000		1,400,000
Description of interest rate for indemnification holdback								2.5% for the first 18 months and a variable rate thereafter		2.5% for the first 18 months and a variable rate thereafter
Promissory note included in purchase price								1,400,000		1,400,000
Acquisition date fair value of the additional amount payable to the selling shareholder													800,000
Payment of contingent consideration to selling shareholder												800,000
Aggregate net sales														86,000,000
Aggregate net loss attributable to our acquisitions														$ (1,500,000)

Summary of Purchase Price Allocation (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 07, 2011 Rikco International, LLC, D/B/A Dr. Comfort (Dr. Comfort)	Apr. 07, 2011 Rikco International, LLC, D/B/A Dr. Comfort (Dr. Comfort) Customer Relationships		Apr. 07, 2011 Rikco International, LLC, D/B/A Dr. Comfort (Dr. Comfort) Technology		Apr. 07, 2011 Rikco International, LLC, D/B/A Dr. Comfort (Dr. Comfort) Noncompete Agreements		Apr. 07, 2011 Rikco International, LLC, D/B/A Dr. Comfort (Dr. Comfort) Tradenames and Trademarks		Mar. 10, 2011 Circle City Medical, Inc. (Circle City)	Mar. 10, 2011 Circle City Medical, Inc. (Circle City) Customer Relationships		Mar. 10, 2011 Circle City Medical, Inc. (Circle City) Noncompete Agreements		Mar. 10, 2011 Circle City Medical, Inc. (Circle City) Tradenames and Trademarks		Feb. 04, 2011 BetterBraces.com	Feb. 04, 2011 BetterBraces.com Customer Relationships		Feb. 04, 2011 BetterBraces.com Technology		Feb. 04, 2011 BetterBraces.com Noncompete Agreements		Feb. 04, 2011 BetterBraces.com Tradenames and Trademarks		Jan. 04, 2011 Elastic Therapy, Inc. (ETI)	Jan. 04, 2011 Elastic Therapy, Inc. (ETI) Customer Relationships		Jan. 04, 2011 Elastic Therapy, Inc. (ETI) Technology		Jan. 04, 2011 Elastic Therapy, Inc. (ETI) Noncompete Agreements		Sep. 20, 2010 Independent South African distributor of DonJoy products	Sep. 20, 2010 Independent South African distributor of DonJoy products Customer Relationships		Aug. 04, 2009 Chattanooga Group Inc. (Chattanooga Canada)	Aug. 04, 2009 Chattanooga Group Inc. (Chattanooga Canada) Customer Relationships		Aug. 04, 2009 Chattanooga Group Inc. (Chattanooga Canada) Noncompete Agreements		Aug. 04, 2009 Empi Canada Inc. (Empi Canada)	Aug. 04, 2009 Empi Canada Inc. (Empi Canada) Customer Relationships		Aug. 04, 2009 Empi Canada Inc. (Empi Canada) Noncompete Agreements		Feb. 03, 2009 DonJoy Orthopaedics Pty., Ltd. (DJO Australia)	Feb. 03, 2009 DonJoy Orthopaedics Pty., Ltd. (DJO Australia) Customer Relationships
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Cash	$ 59																									$ 817										$ 59					$ 29					$ 912
Accounts receivable	9,187									572																3,690										423					300					397
Inventory	27,241									1,736																2,133							435			261					536					725
Other current assets	2,108																									1,542															19					12
Property and equipment	2,183																									7,230							310
Other non-current assets	1,607																									394
Liabilities assumed	(25,965)									(406)																(11,485)										(2,254)					(1,033)					(1,120)
Identifiable intangible assets		72,100	[1]	7,000	[1]	1,200	[1]	22,200	[1]		3,700	[1]	200	[1]	1,400	[1]		75	[1]	1,120	[1]	185	[1]	50	[1]		13,400	[1]	6,000	[1]	1,600	[1]		1,103	[1]		5,058	[1]	253	[1]		2,512	[1]	174	[1]		1,614	[1]
Goodwill	138,548									4,469							1,570									21,085							64			3,354					4,902					899
Total purchase price	$ 257,468									$ 11,671							$ 3,000									$ 46,406							$ 1,912			$ 7,154					$ 7,439					$ 3,439

[1]	The fair value of customer relationships was assigned to relationships with major pharmaceutical, medical and home healthcare distributors and certain other customers existing on the acquisition date based upon an estimate of the future discounted cash flows that would be derived from those customers, after deducting contributory asset charges. The fair value of technology was determined primarily by estimating the present value of future royalty costs that will be avoided due to our ownership of the patents and technology acquired. The fair value of non-compete agreements was assigned to non-compete agreements entered into with certain executive officers and senior management. The values were determined by estimating the present value of the cash flows associated with having these agreements in place, less the present value of the cash flows assuming the non-compete agreements were not in place. The fair value of trademarks and trade names was determined primarily by estimating the present value of future royalty costs that will be avoided due to our ownership of the trade names and trademarks acquired. The useful lives of the intangible assets acquired were estimated based on the underlying agreements and/or the future economic benefit expected to be received from the assets.

Schedule of Goodwill Arising from Acquisition Allocated to Reportable Entity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Allocation of goodwill	$ 165,672	$ 64
Bracing And Vascular
Goodwill [Line Items]
Allocation of goodwill	140,656
International
Goodwill [Line Items]
Allocation of goodwill	$ 25,016

Proforma of Financial Result give Effect to Acquisition (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition, Pro Forma Information [Line Items]
Net sales	$ 1,095,433	$ 1,070,757
Net loss attributable to DJOFL	$ (209,163)	$ (94,836)

Discontinued Operation - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2009	Jun. 12, 2009
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Effective tax rate for the discontinued operations	105.00%
Federal statutory income tax rate	35.00%
Empi Therapy Solutions (ETS)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceed from sale of discontinued operation		$ 21.8
Pre-tax gain on disposal of discontinued operations	6.6
Goodwill associated with discontinued operations	$ 12

Operating Results of ETS (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2009
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net income (loss)	$ (319)
Empi Therapy Solutions (ETS)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales	13,450
Pre-tax income	6,590
Income tax provision	(6,909)
Net income (loss)	$ (319)

Summary of Activity in Accounts Receivable Reserves for Doubtful Accounts and Sales Returns (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance, beginning of period	$ 38,315	$ 53,076	$ 53,076	$ 48,306	$ 36,521
Provision for doubtful accounts and sales returns	16,442	22,455	31,673	33,077	34,904
Write-offs, net of recoveries	(23,666)	(24,288)	(46,434)	(28,307)	(23,119)
Balance, end of period	$ 31,091	$ 51,243	$ 38,315	$ 53,076	$ 48,306

Summary of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Dec. 31, 2011	Oct. 01, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Schedule of Inventory [Line Items]
Components and raw materials	$ 47,411	$ 50,322		$ 27,287
Work in process	5,310	4,681		5,478
Finished goods	83,966	60,839		51,956
Inventory held on consignment	23,846	27,003		22,592
Inventory, Gross, Total	160,533	142,845		107,313
Inventory reserves	(16,732)	(14,146)	(15,126)	(12,853)	(13,063)	(17,798)
Inventories, net	$ 143,801	$ 128,699		$ 94,460

Summary of Activity of Reserves in Inventory (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Inventories [Line Items]
Balance, beginning of period	$ 14,146	$ 12,853	$ 12,853	$ 13,063	$ 17,798
Provision charged to cost of sales	4,440	5,812	7,706	6,596	7,462
Write-offs, net of recoveries	(1,854)	(3,539)	(6,413)	(6,806)	(12,197)
Balance, end of period	$ 16,732	$ 15,126	$ 14,146	$ 12,853	$ 13,063

Components of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Land	Dec. 31, 2011 Building and Improvements Minimum	Dec. 31, 2011 Building and Improvements Maximum	Dec. 31, 2011 Equipment Minimum	Dec. 31, 2011 Equipment Maximum	Dec. 31, 2011 Software Minimum	Dec. 31, 2011 Software Maximum	Dec. 31, 2011 Furniture and Fixtures Minimum	Dec. 31, 2011 Furniture and Fixtures Maximum	Dec. 31, 2011 Surgical Implant Instrumentation	Dec. 31, 2011 Construction in Progress
Property, Plant and Equipment [Line Items]
Land		$ 266	$ 100
Buildings and improvements		22,646	18,832
Equipment		92,816	73,225
Software		29,314	21,260
Furniture and fixtures		17,335	14,031
Surgical implant instrumentation		40,739	33,231
Construction in progress		8,753	15,572
Property, Plant and Equipment, Gross, Total		211,869	176,251
Accumulated depreciation and amortization		(104,761)	(82,591)
Property and equipment, net	$ 104,930	$ 107,108	$ 93,660
Property, Plant and Equipment useful life				Indefinite										N/A
Property, Plant and Equipment useful life					3 years	25 years	2 years	7 years	3 years	10 years	3 years	8 years	5 years

Property ,Plant and Equipment, Net - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 27.3	$ 26	$ 27.9

Schedule of Changes in Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 29, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Balance, beginning of period		$ 1,228,778	$ 1,188,887	$ 1,191,497
Acquisitions (see Note 3)			165,672	64
Impairment of goodwill	(124,106)		(124,106)
Foreign currency translation adjustments		1,163	(1,675)	(2,674)
Balance, end of period	$ 1,228,778	$ 1,229,941	$ 1,228,778	$ 1,188,887

Long Lived Assets - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended
	Dec. 31, 2011 Segment	Dec. 31, 2011 Segment	Dec. 31, 2011 Empi Reporting Unit	Dec. 31, 2011 Surgical Implant	Sep. 29, 2012 Customer Relationship	Dec. 31, 2011 Customer Relationship	Sep. 29, 2012 Patented Technology	Dec. 31, 2011 Patented Technology	Sep. 29, 2012 Distributor Contracts And Relationships	Dec. 31, 2011 Distributor Contracts And Relationships	Sep. 29, 2012 Trademarks and Tradenames	Dec. 31, 2011 Trademarks and Tradenames	Sep. 29, 2012 Noncompete Agreements	Dec. 31, 2011 Noncompete Agreements	Dec. 31, 2011 Trade Names Empi Reporting Unit
Schedule Of Amortized And Unamortized Intangible Assets [Line Items]
Goodwill impairment charges	$ 124,106,000	$ 124,106,000	$ 76,700,000	$ 47,400,000
Number of reporting units without impairment	5	5
Impairment charges															$ 16,900,000
Definite-lived intangible assets, weighted average useful lives					7 years	7 years 8 months 12 days	10 years	10 years 4 months 24 days	4 years 2 months 12 days	5 years	8 years 6 months	9 years 2 months 12 days	2 years 9 months 18 days	3 years 6 months

Summary of Identifiable Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Net identifiable intangible assets	$ 1,059,936	$ 1,132,694	$ 1,110,841
Gross Carrying Amount	1,063,528	1,062,527	932,800
Accumulated Amortization	(415,488)	(341,582)	(250,958)
Intangible Assets, Net	648,040	720,945	681,842
Trademarks and Tradenames
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	23,650	23,650
Accumulated Amortization	(3,565)	(1,807)
Intangible Assets, Net	20,085	21,843
Trademarks and trade names	411,896	411,749	428,999
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	570,037	569,528	484,115
Accumulated Amortization	(222,422)	(181,396)	(130,362)
Intangible Assets, Net	347,615	388,132	353,753
Patented Technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	460,961	460,624	447,437
Accumulated Amortization	(186,158)	(156,290)	(119,985)
Intangible Assets, Net	274,803	304,334	327,452
Distributor Contracts And Relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	5,226	5,089	789
Accumulated Amortization	(1,825)	(1,206)	(482)
Intangible Assets, Net	3,401	3,883	307
Noncompete Agreements
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	3,654	3,636	459
Accumulated Amortization	(1,518)	(883)	(129)
Intangible Assets, Net	$ 2,136	$ 2,753	$ 330

Schedule of Estimated Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2012	$ 23,589	$ 97,004
2013	91,216	91,116
2014	89,150	89,098
2015	84,690	84,679
2016	80,836	80,808
Thereafter	278,559	278,240
Intangible Assets, Net	$ 648,040	$ 720,945	$ 681,842

Goodwill and Intangible Assets by Segment (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill And Intangible Assets [Line Items]
Goodwill	$ 1,229,941	$ 1,228,778	$ 1,188,887	$ 1,191,497
Intangible assets, net	1,059,936	1,132,694	1,110,841
Bracing And Vascular
Goodwill And Intangible Assets [Line Items]
Goodwill		705,954	565,298
Intangible assets, net		949,335	700,953
Recovery Sciences
Goodwill And Intangible Assets [Line Items]
Goodwill		419,299	495,999
Intangible assets, net		134,693	353,323
International
Goodwill And Intangible Assets [Line Items]
Goodwill		103,525	80,184
Intangible assets, net		31,380	36,453
Surgical Implant
Goodwill And Intangible Assets [Line Items]
Goodwill			47,406
Intangible assets, net		$ 17,286	$ 20,112

Schedule of Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Current Liabilities [Line Items]
Accrued wages and related expenses	$ 33,378	$ 29,856	$ 24,154
Accrued commissions	12,737	12,831	10,402
Income taxes payable	4,205	2,878	2,656
Accrued rebates	6,141	6,027	6,006
Accrued other taxes	3,995	4,195	2,322
Accrued professional expenses	4,248	3,927	3,881
Derivative liabilities		545	6,707
Other accrued liabilities	21,384	21,512	25,581
Other current liabilities	$ 86,088	$ 81,771	$ 81,709

Employee Benefit Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Benefit And Retirement Plans [Line Items]
Contributions made according to the plans	$ 3.7	$ 3.4	$ 3.7
Contributions towards international contribution plans	$ 0.8	$ 0.4	$ 0.4
The first 1%
Employee Benefit And Retirement Plans [Line Items]
Matching contributions made as a percentage of employee contribution	100.00%	100.00%	100.00%
The next 5%
Employee Benefit And Retirement Plans [Line Items]
Matching contributions made as a percentage of employee contribution	50.00%	50.00%	50.00%

Derivative Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended
Aug. 31, 2009
Derivatives, Fair Value [Line Items]
Interest swap agreements notional amount	$ 300
Weighted average fixed LIBOR rate	2.5825
Interest rate swap agreements expiration	December 31, 2011

Schedule of Information Regarding Notional Amounts of Foreign Exchange Forward Contracts (Detail) (Foreign Exchange Contract, Not Designated as Hedging Instrument)
In Thousands, unless otherwise specified	Sep. 29, 2012 USD ($)	Sep. 29, 2012 MXN	Dec. 31, 2011 USD ($)	Dec. 31, 2011 MXN	Dec. 31, 2010 USD ($)	Dec. 31, 2010 MXN
Derivatives, Fair Value [Line Items]
Foreign currency exchange contracts not designated as hedges	$ 12,874	186,230	$ 14,576	197,900	$ 9,428	116,910

Summary of Location and Fair Value of Derivative Instruments in Condensed Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Sep. 29, 2012 Not Designated as Hedging Instrument Foreign Exchange Forward Other Current Assets	Dec. 31, 2010 Not Designated as Hedging Instrument Foreign Exchange Forward Other Current Assets	Dec. 31, 2011 Not Designated as Hedging Instrument Foreign Exchange Forward Other Current Liabilities	Dec. 31, 2010 Designated as Hedging Instrument Interest Rate Swap Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities						$ 6,707
Derivative liabilities	545	6,707
Derivative assets			1,459	374
Derivative liabilities					$ 545

Summary of Effect of Derivative Instruments on Condensed Consolidated Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011		Sep. 29, 2012	Oct. 01, 2011		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Derivative Instruments, Gain (Loss) [Line Items]
Effect of derivative instruments	$ 281	$ (3,928)		$ 2,004	$ (7,472)		$ (7,984)		$ (11,926)		$ (15,251)
Interest Rate Swap | Cash Flow Hedging | Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Effect of derivative instruments		(1,807)	[1]		(5,384)	[1]	(7,154)	[2]	(12,211)	[2]	(18,164)	[2]
Foreign Exchange Forward | Other Income (Expense), Net | Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Effect of derivative instruments	$ 281	$ (2,121)		$ 2,004	$ (2,088)		$ (830)		$ 285		$ 2,913

[1]	Represents the loss on derivative instruments designated as cash flow hedges, which has been reclassified from accumulated other comprehensive income (loss) into interest expense during the periods presented.
[2]	Represents the loss on derivative instruments designated as cash flow hedges, reclassified from accumulated other comprehensive income (loss) into interest expense during the periods presented.

Summary of Pre-tax Loss on Derivative Instruments Designated as Cash Flow Hedges Recognized in Other Comprehensive Income (Loss) (Detail) (Interest Rate Derivatives Designated As Hedges Of Cash Flows, USD $)
In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 01, 2011	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest Rate Derivatives Designated As Hedges Of Cash Flows
Derivative Instruments, Gain (Loss) [Line Items]
Pre-tax loss on derivative instruments	$ 9	$ 435	$ 447	$ 7,674	$ 16,136

Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency exchange forward contracts not designated as hedges	$ 1,459	$ 545
Derivative Assets (Liabilities), at Fair Value, Net		545
Foreign exchange forward contracts not designated as hedges			374
Interest rate swap agreements designated as cash flow hedges			6,707
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency exchange forward contracts not designated as hedges	1,459	545
Derivative Assets (Liabilities), at Fair Value, Net		545
Foreign exchange forward contracts not designated as hedges			374
Interest rate swap agreements designated as cash flow hedges			$ 6,707

Schedule of Assets and Liabilities Measured at Fair Value on Non Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset fair Value measured on non recurring basis	$ 190,498
Goodwill
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset fair Value measured on non recurring basis	169,798
Intangible Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset fair Value measured on non recurring basis	20,700
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset fair Value measured on non recurring basis	190,498
Fair Value, Inputs, Level 3 | Goodwill
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset fair Value measured on non recurring basis	169,798
Fair Value, Inputs, Level 3 | Intangible Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset fair Value measured on non recurring basis	20,700
Total Losses
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset fair Value measured on non recurring basis	141,006
Total Losses | Goodwill
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset fair Value measured on non recurring basis	124,106
Total Losses | Intangible Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset fair Value measured on non recurring basis	$ 16,900

Fair Value Measurements - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Sep. 29, 2012	Dec. 31, 2010	Dec. 31, 2009
Fair Value Measurements Disclosure [Line Items]
Goodwill carrying value	$ 1,228,778,000	$ 1,228,778,000	$ 1,229,941,000	$ 1,188,887,000	$ 1,191,497,000
Aggregate goodwill impairment charges	124,106,000	124,106,000
Terminal value growth rate		3.00%
Empi Reporting Unit
Fair Value Measurements Disclosure [Line Items]
Aggregate goodwill impairment charges	76,700,000
Empi Reporting Unit | Trade Names
Fair Value Measurements Disclosure [Line Items]
Impairment charges	16,900,000
Minimum
Fair Value Measurements Disclosure [Line Items]
Discount rates		10.70%
Maximum
Fair Value Measurements Disclosure [Line Items]
Discount rates		12.50%
Empi And Surgical Reporting Units
Fair Value Measurements Disclosure [Line Items]
Goodwill carrying value	293,900,000	293,900,000
Goodwill fair value	$ 169,800,000	$ 169,800,000

Schedule of Debt and Capital Lease Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 29, 2012 Revolving Credit Facility	Dec. 31, 2011 Revolving Credit Facility Original Senior Secured Credit Facility	Sep. 29, 2012 Four Hundred Fifty Three Point Nine Million Term Loan Facility Amended Senior Secured Credit Facility	Sep. 29, 2012 Three Hundred Eighty Seven Point Five Million Term Loan Facility Amended Senior Secured Credit Facility	Dec. 31, 2011 Original Term Loans Original Senior Secured Credit Facility	Dec. 31, 2010 Original Term Loans Original Senior Secured Credit Facility	Mar. 20, 2012 8.75% Second Priority Senior Secured Notes Amended Senior Secured Credit Facility	Sep. 29, 2012 8.75% Second Priority Senior Secured Notes Original Senior Secured Credit Facility	Sep. 29, 2012 10.875% Senior Notes	Dec. 31, 2011 10.875% Senior Notes	Dec. 31, 2010 10.875% Senior Notes	Sep. 29, 2012 7.75% Senior Unsecured Notes	Dec. 31, 2011 7.75% Senior Unsecured Notes	Sep. 29, 2012 9.75% Senior Subordinated Notes	Dec. 31, 2011 9.75% Senior Subordinated Notes	Dec. 31, 2010 9.75% Senior Subordinated Notes	Sep. 29, 2012 Capital Lease Obligations and Other	Dec. 31, 2011 Capital Lease Obligations and Other	Dec. 31, 2010 Capital Lease Obligations and Other
Debt Instrument [Line Items]
Debt and Capital Lease Obligations	$ 2,165,477	$ 2,167,911	$ 1,825,112	$ 38,000	$ 51,000	$ 445,062	$ 384,868	$ 838,591	$ 845,792	$ 230,000	$ 230,000	$ 467,541	$ 678,282	$ 679,239	$ 300,000	$ 300,000	$ 300,000	$ 300,000	$ 300,000	$ 6	$ 38	$ 81
Current maturities	(8,614)	(8,820)	(8,821)
Long-term debt and capital lease obligations	$ 2,156,863	$ 2,159,091	$ 1,816,291

Schedule of Debt and Capital Lease Obligations (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Sep. 29, 2012 8.75% Second Priority Senior Secured Notes	Jun. 30, 2012 8.75% Second Priority Senior Secured Notes	Mar. 20, 2012 8.75% Second Priority Senior Secured Notes	Sep. 29, 2012 10.875% Senior Notes	Mar. 20, 2012 10.875% Senior Notes	Dec. 31, 2011 10.875% Senior Notes	Dec. 31, 2010 10.875% Senior Notes	Jan. 20, 2010 10.875% Senior Notes	Nov. 20, 2007 10.875% Senior Notes	Sep. 29, 2012 7.75% Senior Unsecured Notes	Dec. 31, 2011 7.75% Senior Unsecured Notes	Sep. 29, 2012 9.75% Senior Subordinated Notes	Dec. 31, 2011 9.75% Senior Subordinated Notes	Dec. 31, 2010 9.75% Senior Subordinated Notes	Oct. 30, 2010 9.75% Senior Subordinated Notes	Oct. 18, 2010 9.75% Senior Subordinated Notes	Sep. 29, 2012 Amended Senior Secured Credit Facility Four Hundred Fifty Three Point Nine Million Term Loan Facility	Sep. 29, 2012 Amended Senior Secured Credit Facility Three Hundred Eighty Seven Point Five Million Term Loan Facility	Jan. 31, 2010 Amended Senior Secured Credit Facility 10.875% Senior Notes	Dec. 31, 2011 Original Senior Secured Credit Facility Revolving Credit Facility	Dec. 31, 2011 Original Senior Secured Credit Facility Original Term Loans	Dec. 31, 2010 Original Senior Secured Credit Facility Original Term Loans	Nov. 20, 2007 Original Senior Secured Credit Facility Original Term Loans
Debt Instrument [Line Items]
Stated percentage rate	8.75%	8.75%	8.75%	10.88%		10.88%	10.88%	10.88%	10.88%	7.75%	7.75%	9.75%	9.75%	9.75%					10.88%
Senior Notes, unamortized original issue premium				$ 2.5		$ 3.3	$ 4.2
Revolving credit facility, face amount net			230		230			100	575						300	300	452.7	386.5	100	100
Term loan facility, unamortized original issue discount																	$ 7.7	$ 1.6			$ 4.4	$ 6	$ 12.6

Debt and Capital Lease Obligations (Senior Secured Credit Facility) - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended					9 Months Ended					1 Months Ended						9 Months Ended	12 Months Ended				12 Months Ended					1 Months Ended						1 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended		9 Months Ended			9 Months Ended			9 Months Ended		9 Months Ended							12 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 29, 2012 Original Term Loans	Sep. 29, 2012 Revolving Credit Facility	Sep. 29, 2012 Extended Term Loans	Sep. 29, 2012 New Term Loans	Dec. 31, 2011 Original Term Loans	Sep. 29, 2012 Revolving Credit Facility	Dec. 31, 2011 Revolving Credit Facility	Nov. 20, 2007 10.875% Senior Notes	Sep. 29, 2012 10.875% Senior Notes	Mar. 20, 2012 10.875% Senior Notes	Dec. 31, 2011 10.875% Senior Notes	Dec. 31, 2010 10.875% Senior Notes	Jan. 20, 2010 10.875% Senior Notes	Sep. 29, 2012 9.75% Senior Subordinated Notes	Dec. 31, 2011 9.75% Senior Subordinated Notes	Dec. 31, 2010 9.75% Senior Subordinated Notes	Oct. 30, 2010 9.75% Senior Subordinated Notes	Oct. 18, 2010 9.75% Senior Subordinated Notes	Dec. 31, 2011 8.75% Second Priority Senior Secured Notes	Sep. 29, 2012 8.75% Second Priority Senior Secured Notes	Jun. 30, 2012 8.75% Second Priority Senior Secured Notes	Mar. 20, 2012 8.75% Second Priority Senior Secured Notes	Sep. 29, 2012 Stepping Down At End Of Two Thousand And Sixteen Ratio	Mar. 30, 2012 Original Senior Secured Credit Facility Original Term Loans	Nov. 20, 2007 Original Senior Secured Credit Facility Original Term Loans	Nov. 20, 2007 Original Senior Secured Credit Facility Revolving Credit Facility	Nov. 20, 2007 Original Senior Secured Credit Facility Original Term Loans	Dec. 31, 2011 Original Senior Secured Credit Facility Original Term Loans	Dec. 31, 2010 Original Senior Secured Credit Facility Original Term Loans	Nov. 20, 2007 Original Senior Secured Credit Facility Revolving Credit Facility	Dec. 31, 2011 Original Senior Secured Credit Facility Revolving Credit Facility	Sep. 29, 2012 Original Senior Secured Credit Facility 8.75% Second Priority Senior Secured Notes	Sep. 29, 2012 Amended Senior Secured Credit Facility	Dec. 31, 2011 Amended Senior Secured Credit Facility	Sep. 29, 2012 Amended Senior Secured Credit Facility Domestic Subsidiaries	Dec. 31, 2011 Amended Senior Secured Credit Facility Domestic Subsidiaries	Sep. 29, 2012 Amended Senior Secured Credit Facility Foreign Subsidiaries	Dec. 31, 2011 Amended Senior Secured Credit Facility Foreign Subsidiaries	Mar. 20, 2012 Amended Senior Secured Credit Facility Original Term Loans	Mar. 30, 2012 Amended Senior Secured Credit Facility Original Term Loans	Sep. 29, 2012 Amended Senior Secured Credit Facility Original Term Loans	Sep. 29, 2012 Amended Senior Secured Credit Facility Revolving Credit Facility	Mar. 20, 2012 Amended Senior Secured Credit Facility Revolving Credit Facility	Sep. 29, 2012 Amended Senior Secured Credit Facility Extended Term Loans	Mar. 30, 2012 Amended Senior Secured Credit Facility Extended Term Loans	Mar. 20, 2012 Amended Senior Secured Credit Facility Extended Term Loans	Sep. 29, 2012 Amended Senior Secured Credit Facility Maximum	Sep. 29, 2012 Amended Senior Secured Credit Facility Maximum Original Term Loans	Sep. 29, 2012 Amended Senior Secured Credit Facility Minimum	Sep. 29, 2012 Amended Senior Secured Credit Facility Minimum Original Term Loans	Dec. 31, 2011 Amended Senior Secured Credit Facility Original Term Loans Maximum	Dec. 31, 2011 Amended Senior Secured Credit Facility Original Term Loans Maximum Scenario, Previously Reported	Jan. 31, 2010 Amended Senior Secured Credit Facility 10.875% Senior Notes	Sep. 29, 2012 Amended Senior Secured Credit Facility 10.875% Senior Notes Extended Term Loans	Mar. 20, 2012 Amended Senior Secured Credit Facility 8.75% Second Priority Senior Secured Notes	Dec. 31, 2011 Senior Secured Credit Facility	Dec. 31, 2011 Senior Secured Credit Facility Federal Funds Rate Plus	Dec. 31, 2011 Senior Secured Credit Facility Maximum	Dec. 31, 2011 Senior Secured Credit Facility Minimum	Dec. 31, 2011 Term Loan and Revolving Credit Facility Base Rate Borrowings	Dec. 31, 2011 Term Loan and Revolving Credit Facility Euro Borrowings	Sep. 29, 2012 Eurodollar Rate Plus Original Term Loans	Sep. 29, 2012 Eurodollar Rate Plus Revolving Credit Facility	Sep. 29, 2012 Base Rate Plus Original Term Loans	Sep. 29, 2012 Base Rate Plus Revolving Credit Facility
Debt Instrument [Line Items]
Senior Secured Credit Facility, face amount																														$ 1,065,000,000		$ 1,065,000,000
Senior Secured Credit Facility, maturity date													Nov 15, 2014						Oct 15, 2017	Oct 15, 2017				Mar 15, 2018						May 1, 2014	Nov 1, 2013	May 1, 2014			Nov 1, 2013
Issuance of term Loans, discount rate																														1.20%		1.20%												1.50%	1.00%
Senior secured credit facility, net proceeds	751,700,000	400,000,000	439,000,000	447,130,000	68,260,000																											1,052,400,000
Senior secured credit facility, unamortized discount																																12,600,000	4,400,000	6,000,000
Senior Secured Credit Facility, face amount																															100,000,000				100,000,000
Debt instrument, aggregate principal amount													575,000,000		230,000,000			100,000,000				300,000,000	300,000,000				230,000,000									100,000,000																						100,000,000
Debt instrument, stated percentage rate													10.88%	10.88%		10.88%	10.88%	10.88%	9.75%	9.75%	9.75%				8.75%	8.75%	8.75%																															10.88%	10.88%
Leverage ratio																																																					7.5		7	7	6
Market Values of credit facility							35,000,000			811,400,000		46,900,000		465,000,000		627,800,000			252,000,000	232,500,000					244,400,000													845,500,000
Revolving Credit Facility, Base Point																																																														0.50%			2.00%	3.00%	5.00%	4.75%	4.00%	3.75%
Weighted Average Interest Rate																																						5.74%																							3.30%
Commitment Fees Rate																																						0.50%	0.50%
Percentage of annual payments quarterly installments			1.00%					1.00%	1.00%
Percentage of prepay outstanding term loans of annual excess cash flow																																						50.00%														0.00%		25.00%							50.00%		25.00%	0.00%
Percentage of prepay outstanding term loans of non-ordinary course asset sales																																						100.00%																							100.00%
Annual amount from non-ordinary course asset sales																																						25,000,000																							25,000,000
Reinvestment right on-non ordinary course asset, percentage																																						100.00%																							100.00%
Percentage of cash proceeds from issuance of debt																																						100.00%																							100.00%
Senior Secured Credit Facility secured by pledges, capital stock																																						100.00%	100.00%	100.00%	100.00%	65.00%	65.00%
Leverage Ratio	4.25																											3.25										3																							3.06		3.25
Debt and Capital Lease Obligations	2,165,477,000		2,167,911,000	1,825,112,000							38,000,000			467,541,000		678,282,000	679,239,000		300,000,000	300,000,000	300,000,000												838,591,000	845,792,000		51,000,000	230,000,000																							230,000,000
Term loans outstanding																																																			564,700,000
Debt instrument maturity date, Maximum																																												Nov 1, 2016		Aug 15, 2014	Aug 15, 2014
Debt instrument maturity date, Maximum																																												Aug 15, 2014		Sep 15, 2017			Mar 14, 2017
Aggregate outstanding principal amount																																																	150,000,000	150,000,000	150,000,000
Issuance of term loans																																												350,000,000	105,000,000	350,000,000
Replaced Revolving Credit Facility																																																100,000,000
Repayment of term Loans																													$ 103,500,000
Interest Rate on New Term Loan Borrowings						1.25%
Soft call premium, percentage																																						1.00%

Debt and Capital Lease Obligations (Senior Notes, Debt Issuance Costs and Loss on Modification and Extinguishment of Debt) - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended					9 Months Ended	12 Months Ended						9 Months Ended	1 Months Ended				9 Months Ended	12 Months Ended		1 Months Ended	9 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended			12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Senior Secured Credit Facility	Dec. 31, 2010 Senior Secured Credit Facility	Sep. 29, 2012 8.75% Second Priority Senior Secured Notes	Dec. 31, 2011 8.75% Second Priority Senior Secured Notes	Jun. 30, 2012 8.75% Second Priority Senior Secured Notes	Mar. 20, 2012 8.75% Second Priority Senior Secured Notes	Sep. 29, 2012 8.75% Second Priority Senior Secured Notes 8.75 % Second Priority Senior Secured Notes Optional Redemption on March 15, 2015	Sep. 29, 2012 8.75% Second Priority Senior Secured Notes 8.75 % Second Priority Senior Secured Notes Optional Redemption On March 15, 2016	Sep. 29, 2012 8.75% Second Priority Senior Secured Notes 8.75 % Second Priority Senior Secured Notes Optional Redemption on March 15, 2017	Sep. 29, 2012 8.75% Second Priority Senior Secured Notes 8.75 % Second Priority Senior Secured Notes Optional Redemption prior to March 15, 2015	Mar. 20, 2012 10.875% Senior Notes	Jan. 20, 2012 10.875% Senior Notes	Jan. 20, 2010 10.875% Senior Notes	Nov. 20, 2007 10.875% Senior Notes	Sep. 29, 2012 10.875% Senior Notes	Dec. 31, 2011 10.875% Senior Notes	Dec. 31, 2010 10.875% Senior Notes	Oct. 31, 2012 10.875% Senior Notes Subsequent Event	Sep. 29, 2012 10.875% Senior Notes 10.875 % Senior Notes Optional Redemption On Prior To November 15, 2011	Sep. 29, 2012 10.875% Senior Notes 10.875 % Senior Notes Optional Redemption on November 15, 2011	Dec. 31, 2011 10.875% Senior Notes 10.875 % Senior Notes Optional Redemption on November 15, 2011	Sep. 29, 2012 10.875% Senior Notes 10.875 % Senior Notes Optional Redemption On November 15, 2012	Dec. 31, 2011 10.875% Senior Notes 10.875 % Senior Notes Optional Redemption On November 15, 2012	Sep. 29, 2012 10.875% Senior Notes 10.875 % Senior Notes Optional Redemption On November 15, 2013	Dec. 31, 2011 10.875% Senior Notes 10.875 % Senior Notes Optional Redemption On November 15, 2013	Sep. 29, 2012 Seven Point Seven Five Percentage Senior Notes	Dec. 31, 2011 Seven Point Seven Five Percentage Senior Notes	Apr. 07, 2011 Seven Point Seven Five Percentage Senior Notes	Sep. 29, 2012 Seven Point Seven Five Percentage Senior Notes 7.75 % Senior Notes Optional Redemption On April 15, 2014	Dec. 31, 2011 Seven Point Seven Five Percentage Senior Notes 7.75 % Senior Notes Optional Redemption On April 15, 2014	Sep. 29, 2012 Seven Point Seven Five Percentage Senior Notes 7.75 % Senior Notes Optional Redemption On April 15, 2015	Dec. 31, 2011 Seven Point Seven Five Percentage Senior Notes 7.75 % Senior Notes Optional Redemption On April 15, 2015	Sep. 29, 2012 Seven Point Seven Five Percentage Senior Notes 7.75 % Senior Notes Optional Redemption On April 15, 2016	Dec. 31, 2011 Seven Point Seven Five Percentage Senior Notes 7.75 % Senior Notes Optional Redemption On April 15, 2016	Sep. 29, 2012 Seven Point Seven Five Percentage Senior Notes 7.75 % Senior Notes Optional Redemption On April 15, 2017	Dec. 31, 2011 Seven Point Seven Five Percentage Senior Notes 7.75 % Senior Notes Optional Redemption On April 15, 2017	Sep. 29, 2012 Seven Point Seven Five Percentage Senior Notes 7.75 % Senior Notes Optional Redemption On Prior To April 15, 2014	Dec. 31, 2011 Seven Point Seven Five Percentage Senior Notes 7.75 % Senior Notes Optional Redemption On Prior To April 15, 2014	Sep. 29, 2012 9.75% Senior Subordinated Notes	Dec. 31, 2011 9.75% Senior Subordinated Notes	Dec. 31, 2010 9.75% Senior Subordinated Notes	Oct. 30, 2010 9.75% Senior Subordinated Notes	Oct. 18, 2010 9.75% Senior Subordinated Notes	Sep. 29, 2012 9.75% Senior Subordinated Notes 9.75 % Senior Subordinated Notes Optional Redemption On October 15, 2013	Dec. 31, 2011 9.75% Senior Subordinated Notes 9.75 % Senior Subordinated Notes Optional Redemption On October 15, 2013	Sep. 29, 2012 9.75% Senior Subordinated Notes 9.75 % Senior Subordinated Notes Optional Redemption On October 15, 2014	Dec. 31, 2011 9.75% Senior Subordinated Notes 9.75 % Senior Subordinated Notes Optional Redemption On October 15, 2014	Sep. 29, 2012 9.75% Senior Subordinated Notes 9.75 % Senior Subordinated Notes Optional Redemption On October 15, 2015	Dec. 31, 2011 9.75% Senior Subordinated Notes 9.75 % Senior Subordinated Notes Optional Redemption On October 15, 2015	Sep. 29, 2012 9.75% Senior Subordinated Notes 9.75 % Senior Subordinated Notes Optional Redemption On October 15, 2016	Dec. 31, 2011 9.75% Senior Subordinated Notes 9.75 % Senior Subordinated Notes Optional Redemption On October 15, 2016	Sep. 29, 2012 9.75% Senior Subordinated Notes 9.75 % Senior Subordinated Notes Optional Redemption On Prior To October 15, 2013	Dec. 31, 2011 9.75% Senior Subordinated Notes 9.75 % Senior Subordinated Notes Optional Redemption On Prior To October 15, 2013	Sep. 29, 2012 Nine Point Seven Five Percentage Senior Subordinated Notes	Dec. 31, 2011 Nine Point Seven Five Percentage Senior Subordinated Notes	Oct. 01, 2012 8.75% Second Priority Senior Secured Notes Subsequent Event	Oct. 01, 2012 9.875% Senior Notes Subsequent Event	Dec. 31, 2010 11.75% Notes
Debt Instrument [Line Items]
Debt instrument, aggregate principal amount													$ 230,000,000					$ 230,000,000		$ 100,000,000	$ 575,000,000														$ 300,000,000														$ 300,000,000	$ 300,000,000													$ 100,000,000	$ 440,000,000
Debt instrument, stated percentage rate										8.75%		8.75%	8.75%	104.38%	102.19%	100.00%	108.75%			10.88%	10.88%	10.88%	10.88%	10.88%									7.75%	7.75%												9.75%	9.75%	9.75%
Credit facility, maturity year																				2014
Total gross proceeds of notes																				105,000,000
Repayment of existing term loans																				101,500,000
Market Value										244,400,000												465,000,000	627,800,000			481,900,000							276,800,000	237,000,000												252,000,000	232,500,000
Redemption price																										100.00%	105.44%	105.44%	102.72%	102.72%	100.00%	100.00%				105.81%	105.81%	103.88%	103.88%	101.94%	101.94%	100.00%	100.00%	107.75%	107.75%						107.31%	107.31%	104.88%	104.88%	102.44%	102.44%	100.00%	100.00%	109.75%	109.75%
Repurchase price percentage										101.00%												101.00%	101.00%										101.00%	101.00%																											101.00%	101.00%
Debt instrument maturity date											Mar 15, 2018										Nov 15, 2014												Apr 15, 2018	Apr 15, 2018												Oct 15, 2017	Oct 15, 2017
Percentage of debt redeemed																	35.00%	102.00%																										35.00%	35.00%														35.00%	35.00%
Percentage of aggregate principal amount of notes to be outstanding										65.00%																							65.00%	65.00%												65.00%	65.00%
Arrangement and lender consent fees related to the amendment			(9,398,000)	(2,065,000)	(2,065,000)	(19,798,000)		2,100,000	1,100,000
Loss on modification and extinguishment of debt			(9,398,000)			(19,798,000)
Premiums included in loss						13,000,000
Non-cash write off of unamortized debt issuance costs			800,000			4,300,000
Capitalized debt issuance costs			15,900,000		7,700,000	10,300,000			1,400,000
Redemption of notes																																																																	200,000,000
Unamortized debt issuance costs	42,900,000		42,900,000		34,000,000	34,100,000
Amortization of debt issuance costs	2,500,000	2,000,000	7,100,000	5,800,000	7,700,000	7,700,000	12,700,000
Percentage of premium																			5.00%
Aggregate principal amount of debt repurchased																		210,000,000
Total purchase price of notes repurchased																		214,200,000
Accrued and unpaid interest through the redemption date																		7,900,000
Loss on modification and extinguishment of debt			9,400,000
Arrangement, amendment and other fees of debt			8,600,000
Repayments of Debt																									$ 465,000,000

Principal Maturities Of Long-Term Debt And Capital Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Debt Instrument [Line Items]
2012	$ 8,782
2013	8,782
2014	1,551,465
2015
2016
Thereafter	600,000
Long-term Debt, Total	$ 2,169,029

Membership Equity - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Chief Executive Officer	Dec. 31, 2011 Member of Senior Management	Nov. 30, 2007 Rollover Options	Dec. 31, 2011 Rollover Options
Class of Stock [Line Items]
Rollover options converted to options to purchase DJO's common stock							1,912,577
Fair value of vested rollover options							$ 15,200,000
Cash paid upon retirement to former chief executive officer		2,000,000	2,000,000
Shares of vested rollover options cancelled								355,155
Common stock sold, shares	60,753		192,959	93,128	157,959	35,000
Common stock sold, value per share	$ 16.46		$ 16.46	$ 16.46
Net proceeds from stock purchases	$ 1,000,000		$ 3,200,000	$ 1,500,000

Stock Option Plans & Stock-Based Compensation (Detail) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended			9 Months Ended	12 Months Ended			9 Months Ended						12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Feb. 29, 2012 Minimum 2007 Incentive Stock Plan	Jun. 30, 2011 Minimum 2007 Incentive Stock Plan	Sep. 29, 2012 Maximum	Dec. 31, 2011 Maximum	Feb. 29, 2012 Maximum 2007 Incentive Stock Plan	Jun. 30, 2011 Maximum 2007 Incentive Stock Plan	Sep. 29, 2012 Director	Sep. 29, 2012 Board of Directors Chairman	Sep. 29, 2012 New Board Member	Sep. 29, 2012 Board Of Directors Chairman And New Board	Sep. 29, 2012 Board Of Directors, Outside Directors	Oct. 01, 2011 Employee Stock Option	Dec. 31, 2011 Employee Stock Option	Dec. 31, 2010 Employee Stock Option	Oct. 01, 2011 Chief Executive Officer	Dec. 31, 2011 Chief Executive Officer	Dec. 31, 2010 Non Employee Stock Options	Sep. 29, 2012 Stock Compensation Plan	Dec. 31, 2011 Stock Compensation Plan	Dec. 31, 2011 Restricted Stock Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available to grant				7,925,529	7,500,000			10,575,529	7,925,529
Exercise price as a percentage of the fair market value of underlying shares on the date of grant																					100.00%	100.00%
Granted shares expiration period						10 years	10 years
Granted stock options	2,477,500		983,000							426,767	303,767	100,000	403,767	23,000	983,000	983,000	645,050	800,000	800,000	24,600
Option granted, weighted average grant date fair value	$ 6.09	$ 6.23	$ 6.23														$ 6.68
Restricted shares granted																							60,753
Stock option vest	33.33%		50.00%
Incremental expense associated with modification of terms of options			$ 0.8
Stock options granted, total unrecognized stock-based compensation expense			$ 2.3
Unrecognized stock-based compensation expense, weighted-average period			2 years

Summary of Assumptions Used to Estimate Fair Value of Time-Based Tranche of Stock Options Granted (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	37.70%	34.40%
Risk-free interest rate	0.80%	1.30%
Expected years until exercise	6 years 1 month 6 days	6 years 7 months 6 days
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility			35.30%	34.00%	34.00%	34.20%	34.40%
Risk-free interest rate			0.80%	1.30%	1.30%	2.00%	2.30%
Expected years until exercise			6 years 1 month 6 days	6 years 4 months 24 days	6 years 4 months 24 days	6 years 4 months 24 days	5 years 9 months 18 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility			37.70%	34.40%	34.40%	35.80%	34.70%
Risk-free interest rate			1.50%	2.10%	2.10%	3.00%	2.80%
Expected years until exercise			6 years 2 months 12 days	6 years 7 months 6 days	6 years 7 months 6 days	7 years	6 years 3 months 18 days

Schedule of Recorded Non-cash Stock-based Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Non-cash stock-based compensation expense	$ 1,310	$ 369	$ 3,563	$ 1,700	$ 2,701	$ 1,888	$ 3,382
Cost of Sales
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Non-cash stock-based compensation expense	66	19	162	130	149	50	167
Selling, General and Administrative Expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Non-cash stock-based compensation expense	1,215	341	3,309	1,533	2,493	1,764	3,062
Research and Development Expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Non-cash stock-based compensation expense	$ 29	$ 9	$ 92	$ 37	$ 59	$ 74	$ 153

Summary of Option Activity (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of Shares
Outstanding at beginning of period	7,487,085	7,188,284
Granted	2,477,500	983,000
Exercised
Forfeited or expired		(684,199)
Outstanding at end of period		7,487,085	7,188,284
Exercisable at end of period		3,491,204
Weighted-Average Exercise Price per Share
Outstanding at beginning of period	$ 15.1	$ 14.77
Granted		$ 16.46
Exercised
Forfeited or expired		$ 13.57
Outstanding at end of period		$ 15.1	$ 14.77
Exercisable at end of period		$ 13.55
Weighted-Average Remaining Contractual Term (Years)
Outstanding at end of period		5 years 10 months 24 days	6 years 8 months 12 days
Exercisable at end of period		4 years 8 months 12 days
Aggregate Intrinsic Value
Outstanding at beginning of period	$ 10,221,968	$ 12,221,730
Outstanding at end of period		10,221,968	12,221,730
Exercisable at end of period		$ 10,221,968

Components of Loss from Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
U.S. operations					$ (283,137)	$ (92,599)	$ (76,881)
Foreign operations					17,006	6,669	5,812
(Loss) income from continuing operations before income taxes	$ (21,966)	$ (39,802)	$ (68,456)	$ (101,645)	$ (266,131)	$ (85,930)	$ (71,069)

Components Of Income Tax Expense Benefit (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current income taxes:
U.S. Federal					$ (1,175)	$ (305)	$ 1,144
U.S. State					1,619	1,308	2,321
Foreign					6,019	4,429	(2,147)
Total current income taxes					6,463	5,432	1,318
Deferred income taxes:
U.S. Federal					(54,875)	(28,231)	(19,708)
U.S. State					(2,889)	(8,879)	(8,627)
Foreign					(1,243)	(2,577)	5,339
Total deferred income taxes					(59,007)	(39,687)	(22,996)
Total income tax benefit	$ 569	$ (14,096)	$ 3,044	$ (36,055)	$ (52,544)	$ (34,255)	$ (21,678)

Difference Between Income Tax Benefit Derived by Applying U.S. Federal Statutory Income Tax Rate to Loss from Continuing Operations Before Income Tax and Income Tax Benefit Recognized (Detail) (USD $)
In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Rate Reconciliation [Line Items]
Benefit derived by applying the U.S. Federal statutory income tax rate to loss from continuing operations before income taxes					$ (93,144)	$ (30,075)	$ (24,874)
State tax benefit, net					(5,315)	(2,594)	(1,071)
Change in state effective tax rates						(2,350)	(3,859)
Change in German tax laws							(379)
Gain on subsidiary stock sale							2,609
Unrecognized tax benefits					(344)	706	2,460
Goodwill impairment					39,513
Valuation allowance					2,100	(470)	519
Foreign exchange gain						(37)	1,816
Permanent differences and other, net					4,646	565	1,101
Total income tax benefit	$ 569	$ (14,096)	$ 3,044	$ (36,055)	$ (52,544)	$ (34,255)	$ (21,678)

Component of Deferred Tax Asset and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Net operating loss carryforwards	$ 149,142	$ 124,810
Receivables reserve	22,689	25,615
Other	37,702	35,175
Gross deferred tax assets	209,533	185,600
Valuation allowance	(6,163)	(4,664)
Net deferred tax assets	203,370	180,936
Deferred tax liabilities:
Intangible assets	(392,113)	(398,509)
Foreign earnings repatriation	(12,024)	(14,073)
Other	(7,969)	(10,206)
Gross deferred tax liabilities	(412,106)	(422,788)
Net deferred tax liabilities	$ (208,736)	$ (241,852)

Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Gross deferred tax assets					$ 209,533,000	$ 185,600,000
Valuation allowances					6,163,000	4,664,000
Deferred tax expense for unrepatriated foreign earnings					1,500,000	1,100,000	500,000
Unrecognized tax benefits resulting from foreign and U.S. state tax positions			4,000,000		2,000,000
Expected decrease in unrecognized tax positions related to transfer of intellectual property			600,000		800,000
Expected decrease in unrecognized tax benefits			200,000		600,000
Unrecognized tax benefits, decreases resulting from acquisition					500,000
Interest and penalties included as a component of income tax benefit					200,000	600,000	500,000
Accrued interest and penalties	2,400,000		2,400,000		2,400,000	2,200,000
Recorded income tax expense	600,000	14,100,000	3,000,000	36,100,000
Pre-tax loss on recorded income tax benefit	(21,966,000)	(39,802,000)	(68,456,000)	(101,645,000)	(266,131,000)	(85,930,000)	(71,069,000)
Effective tax rate	2.60%	35.40%	4.50%	35.50%
Valuation allowance, deferred tax assets	7,800,000		24,700,000
Estimated change in unrecognized tax benefits resulting from IRS audit			7,500,000
Balance, end of year	18,600,000		18,600,000		19,443,000	17,659,000	17,495,000
Change in unrecognized tax benefits			800,000
Balance, beginning of year			19,443,000	17,659,000	17,659,000	17,495,000	14,294,000
UNITED STATES
Income Taxes [Line Items]
Net operating loss carryforwards					625,000,000
Operating loss carryforwards, expiration dates					Over a period of one to 20 years
European
Income Taxes [Line Items]
Net operating loss carryforwards					$ 6,000,000

Reconciliation of Beginning and Ending Amount of Gross Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 29, 2012
Income Tax Contingency [Line Items]
Balance, beginning of year	$ 17,659	$ 17,495	$ 14,294	$ 18,600
Additions based on tax positions related to current year	777	372	2,660
Additions for tax positions related to prior years	3,097	477	1,114
Reductions for tax positions of prior years
Reduction due to lapse of statute of limitations	(2,065)	(685)	(474)
Reductions for settlements of tax positions	(25)		(99)
Balance, end of year	$ 19,443	$ 17,659	$ 17,495	$ 18,600

Aggregate Minimum Rental Commitments Under Non-cancelable Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Years Ending December 31,
2012	$ 11,749
2013	11,036
2014	10,453
2015	7,664
2016	7,201
Thereafter	19,537
Operating Leases, Future Minimum Payments Due, Total	$ 67,640

Commitment & Contingencies - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended			24 Months Ended
	Jul. 01, 2010	Sep. 29, 2012 LegalMatter Plaintiff	Dec. 31, 2011 LegalMatter Plaintiff	Dec. 31, 2010	Dec. 31, 2009	Sep. 29, 2012 LegalMatter	Dec. 31, 2011 LegalMatter
Commitments and Contingencies Disclosure [Line Items]
Rental expense under operating leases			$ 14,300,000	$ 12,000,000	$ 13,400,000
Number of plaintiffs		60	87
Law suits damages		10,000,000	10,000,000
Number of cases dismissed		400	350
Number of lawsuits pending		25	60			25	60
Number of cases settled						70	60
Indemnity and Insurance coverage	25,000,000
Additional Insurance coverage	10,000,000	25,000,000	25,000,000
Product Liability Contingency Insurance coverage		50,000,000	50,000,000
Utility liability insurance deductible		250,000	300,000
Self insured retention amount		2,000,000	2,000,000			2,000,000	2,000,000
Supplemental extended reporting period coverage		80,000,000	80,000,000
Future claims total limit		105,000,000	105,000,000
Primary and excess policies coverage		5,000,000	5,000,000
Aggregate deductible insurance coverage		3,000,000	4,000,000
Pain Pump Litigation
Commitments and Contingencies Disclosure [Line Items]
One excess insurance carrier rescinded policy, notification date		2010-08	2010-08
Cold Therapy Litigation
Commitments and Contingencies Disclosure [Line Items]
Number of plaintiffs		210	210
Number of lawsuits		9	9			9	9
Initial plaintiffs selected by court for trial		10	10
Number of initial plaintiffs expected to go to trial		4	4
Expected trial commencement for the initial cases		2013-04	2012-09
Bone Growth Stimulators BGS Qui Tam Action
Commitments and Contingencies Disclosure [Line Items]
Lawsuit notification date		Aug 15, 2009	Apr 15, 2009
Lawsuit court filing date		2005-03	2005-03
Lawsuit amendment date		2007-12	2007-12
Number of other bone growth stimulation companies named in the lawsuit		1	1
Lawsuit unsealed date		2009-03	2009-03
Lawsuit motion to dismiss filing date		Dec 4, 2009	Dec 4, 2009
Lawsuit second amended complaint filing date		2010-05	2010-05
Bone Growth Stimulators HIPAA Subpoena
Commitments and Contingencies Disclosure [Line Items]
Investigation subpoena date		Apr 10, 2009	Apr 10, 2009
Investigation second subpoena date		Sep 21, 2009	Sep 21, 2009
Manufacturing One
Commitments and Contingencies Disclosure [Line Items]
Number of cases settled						40	34
Manufacturing Two
Commitments and Contingencies Disclosure [Line Items]
Number of cases settled						30	26
Invasive Products
Commitments and Contingencies Disclosure [Line Items]
Utility liability insurance deductible		500,000	500,000
Other Covered Products
Commitments and Contingencies Disclosure [Line Items]
Utility liability insurance deductible		$ 50,000	$ 50,000

Related Party Transactions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 29, 2012	Mar. 31, 2012	Sep. 29, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related Party Transaction [Line Items]
Maximum annual monitoring fee under advisory and consulting services		$ 7		$ 7
Annual monitoring fee maximum under advisory and consulting services, percentage		2.00%		2.00%
Annual monitoring fee recorded as component of selling, general and administrative expense	1.75		5.25	7	7	7
Blackstone Management Partners V Llc | Transaction fee
Related Party Transaction [Line Items]
Transaction and Monitoring Fee Agreement, amount paid				15
Blackstone Management Partners V Llc | Acquisition Related Expenses
Related Party Transaction [Line Items]
Transaction and Monitoring Fee Agreement, amount paid				0.6
Blackstone Advisory Services Lp
Related Party Transaction [Line Items]
Transaction and Monitoring Fee Agreement, amount paid				3
Rikco International, LLC, D/B/A Dr. Comfort (Dr. Comfort)
Related Party Transaction [Line Items]
Transaction and Monitoring Fee Agreement, amount paid				$ 5

Segment & Geographic Information - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Sep. 29, 2012 Segment	Dec. 31, 2011 Segment
Segment Information [Line Items]
Number of operating segments	4	4

Segment Reporting Information by Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2010	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net sales:
Net sales	$ 273,986	$ 284,155	$ 263,118	$ 277,786	$ 249,711	$ 249,811	$ 233,559	$ 242,527	$ 240,076	$ 838,910	$ 790,615	$ 1,074,770	$ 965,973	$ 946,126
Gross profit:
Gross profit	165,689	177,726	155,655	166,696	156,555	160,607	149,412	157,962	152,722	510,576	478,906	656,632	620,703	607,407
Operating (loss) income:
Operating (loss) income	22,529	(120,316)	8,889	7,243	11,919	32,895	21,445	15,969	17,571	72,759	28,051	(92,265)	87,880	78,857
Bracing And Vascular
Net sales:
Net sales	111,212		101,452							329,094	281,687	387,928	311,620	298,759
Gross profit:
Gross profit	57,306		52,997							169,148	149,593	203,217	170,786	168,009
Operating (loss) income:
Operating (loss) income	22,146		18,844							64,551	54,339	75,095	68,058	70,805
Recovery Sciences
Net sales:
Net sales	80,906		81,956							249,997	253,335	342,599	347,139	342,026
Gross profit:
Gross profit	61,656		61,573							189,167	191,836	258,920	265,196	257,466
Operating (loss) income:
Operating (loss) income	23,054		21,392							66,920	68,892	93,394	117,656	107,157
International
Net sales:
Net sales	64,671		64,475							206,649	207,423	279,299	244,493	241,464
Gross profit:
Gross profit	34,815		36,472							114,696	118,376	161,142	143,562	137,142
Operating (loss) income:
Operating (loss) income	10,604		11,723							39,502	40,790	57,501	56,356	49,051
Surgical Implant
Net sales:
Net sales	17,197		15,235							53,170	48,170	64,944	62,721	63,877
Gross profit:
Gross profit	12,670		10,698							39,858	34,239	46,860	46,031	49,799
Operating (loss) income:
Operating (loss) income	812		827							4,746	2,230	4,323	7,121	12,955
Expenses not allocated to segments and eliminations
Gross profit:
Gross profit	(758)		(6,085)							(2,293)	(15,138)	(13,507)	(4,872)	(5,009)
Operating (loss) income:
Operating (loss) income	$ (34,087)		$ (43,897)							$ (102,960)	$ (138,200)	$ (322,578)	$ (161,311)	$ (161,111)

Net Sales by Geographic Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2010	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net sales:
Net sales	$ 273,986	$ 284,155	$ 263,118	$ 277,786	$ 249,711	$ 249,811	$ 233,559	$ 242,527	$ 240,076	$ 838,910	$ 790,615	$ 1,074,770	$ 965,973	$ 946,126
United States
Net sales:
Net sales	209,314		198,643							632,261	583,193	795,471	718,601	704,954
Other Europe, Middle East, and Africa
Net sales:
Net sales	29,729		30,533							98,146	98,967	109,768	98,502	110,140
Germany
Net sales:
Net sales	19,790		20,712							64,209	68,203	90,000	74,441	74,185
Australia And Asia Pacific
Net sales:
Net sales	6,506		5,708							19,418	17,333
Canada
Net sales:
Net sales	6,301		5,605							18,264	16,909
Latin America
Net sales:
Net sales	2,346		1,917							6,612	6,010
Asia Pacific
Net sales:
Net sales												8,952	20,426	15,541
Other
Net sales:
Net sales												$ 70,579	$ 54,003	$ 41,306

Long-Lived Assets by Geographic Area (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Long-Lived Assets by Geographic Area:
United States	$ 2,353,410	$ 2,269,213
International	153,351	160,982
Long-lived assets	$ 2,506,761	$ 2,430,195

Unaudited Quarterly Consolidated Financial Data - Additional Information (Detail) (USD $)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Effect of Fourth Quarter Events [Line Items]
Overstatement of cost of goods sold	$ 108,297,000		$ 107,463,000	$ 328,334,000	$ 311,709,000	$ 418,138,000	$ 345,270,000	$ 338,719,000
Aggregate goodwill impairment charge		124,106,000				124,106,000
Empi Reporting Unit
Effect of Fourth Quarter Events [Line Items]
Aggregate goodwill impairment charge		76,700,000
Empi Reporting Unit | Trade Names
Effect of Fourth Quarter Events [Line Items]
Impairment charge		16,900,000
Overstatement
Effect of Fourth Quarter Events [Line Items]
Overstatement of cost of goods sold							3,100,000	1,100,000
Cost of Goods, Total
Effect of Fourth Quarter Events [Line Items]
Cumulative impact of error		(4,200,000)
Property Plant and Equipment
Effect of Fourth Quarter Events [Line Items]
Cumulative impact of error		$ 4,200,000

Unaudited Quarterly Consolidated Financial Data (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2010	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Unaudited Quarterly Consolidated Financial Data:
Net sales	$ 273,986	$ 284,155	$ 263,118	$ 277,786	$ 249,711	$ 249,811	$ 233,559	$ 242,527	$ 240,076	$ 838,910	$ 790,615	$ 1,074,770	$ 965,973	$ 946,126
Gross profit	165,689	177,726	155,655	166,696	156,555	160,607	149,412	157,962	152,722	510,576	478,906	656,632	620,703	607,407
Operating income (loss)	22,529	(120,316)	8,889	7,243	11,919	32,895	21,445	15,969	17,571	72,759	28,051	(92,265)	87,880	78,857
Net (loss) income	(22,535)	(147,997)	(25,706)	(18,960)	(20,924)	(11,372)	(7,531)	564	(33,336)	(71,500)	(65,590)	(213,587)	(51,675)	(49,710)
Net (loss) attributable to DJOFL	$ (22,562)	$ (148,211)	$ (25,764)	$ (19,255)	$ (21,239)	$ (11,402)	$ (7,715)	$ 243	$ (33,658)	$ (72,114)	$ (66,258)	$ (214,469)	$ (52,532)	$ (50,433)

Supplemental Guarantor Condensed Consolidated Financial Statements - Additional Information (Detail) (DJO Finco, USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Jan. 31, 2010 10.875% Notes	Nov. 30, 2007 10.875% Notes	Oct. 31, 2010 9.75% Notes	Apr. 30, 2011 7.75% Notes	Mar. 31, 2012 8.75% Notes	Oct. 31, 2010 11.75% Notes
Debt Instrument [Line Items]
Debt instrument, aggregate principal amount		$ 100	$ 575	$ 300	$ 300	$ 230
Debt instrument, stated percentage rate		10.88%	10.88%	9.75%	7.75%	8.75%
Aggregate principal amount repurchase							$ 200
Subsidiaries owned	100.00%

Supplemental Guarantor Condensed Consolidated Financial Statements - Schedule of Condensed Consolidating Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Dec. 31, 2011	Oct. 01, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 38,225	$ 38,169	$ 39,323	$ 38,132	$ 44,611	$ 30,483
Accounts receivable, net	160,156	158,982		145,523
Inventories, net	143,801	128,699		94,460
Deferred tax assets, net	43,770	43,458		48,061
Prepaid expenses and other current assets	23,134	18,791		23,419
Total current assets	409,086	388,099		349,595
Property and equipment, net	104,930	107,108		93,660
Goodwill	1,229,941	1,228,778		1,188,887	1,191,497
Intangible assets, net	1,059,936	1,132,694		1,110,841
Other assets	48,148	38,181		36,807
Total assets	2,852,041	2,894,860		2,779,790
Current liabilities:
Accounts payable	58,075	57,926		48,947
Current portion of debt and capital lease obligations	8,614	8,820		8,821
Other current liabilities	130,917	102,699		97,287
Total current liabilities	197,606	169,445		155,055
Long-term debt and capital lease obligations	2,156,863	2,159,091		1,816,291
Deferred tax liabilities, net	251,284	252,194		289,913
Other long-term liabilities	15,187	16,174		11,712
Total liabilities	2,620,940	2,596,904		2,272,971
Noncontrolling interests	2,742	2,143		2,680
Total membership equity	228,359	295,813		504,139
Total liabilities and equity	2,852,041	2,894,860		2,779,790
DJOFL
Current assets:
Cash and cash equivalents	20,513	13,773	15,275	16,601	6,999
Prepaid expenses and other current assets	29	160		162
Total current assets	20,542	13,933		16,763
Investment in subsidiaries	1,297,699	1,297,699		1,296,776
Intercompany receivables	1,077,460	1,138,947		1,003,751
Other assets	42,859	33,971		34,115
Total assets	2,438,560	2,484,550		2,351,405
Current liabilities:
Current portion of debt and capital lease obligations	8,608	8,782		8,782
Other current liabilities	44,730	20,864		22,234
Total current liabilities	53,338	29,646		31,016
Long-term debt and capital lease obligations	2,156,863	2,159,091		1,816,250
Total liabilities	2,210,201	2,188,737		1,847,266
Total membership equity	228,359	295,813		504,139
Total liabilities and equity	2,438,560	2,484,550		2,351,405
Guarantor
Current assets:
Cash and cash equivalents	1,680	1,778	(189)	621	17,389	14,373
Accounts receivable, net	125,112	125,097		112,250
Inventories, net	119,944	97,516		75,929
Deferred tax assets, net	43,502	43,190		47,805
Prepaid expenses and other current assets	18,558	15,001		18,199
Total current assets	308,796	282,582		254,804
Property and equipment, net	93,240	94,904		85,856
Goodwill	1,150,269	1,150,269		1,108,703
Intangible assets, net	1,031,162	1,101,314		1,074,388
Investment in subsidiaries	1,686,366	1,686,366		1,663,969
Other assets	3,657	2,655		1,177
Total assets	4,273,490	4,318,090		4,188,897
Current liabilities:
Accounts payable	48,397	47,049		40,893
Current portion of debt and capital lease obligations	6	38		39
Other current liabilities	58,817	56,509		52,150
Total current liabilities	107,220	103,596		93,082
Long-term debt and capital lease obligations				41
Deferred tax liabilities, net	241,888	242,237		277,135
Intercompany payables, net	863,971	996,889		825,647
Other long-term liabilities	13,712	14,689		10,160
Total liabilities	1,226,791	1,357,411		1,206,065
Total membership equity	3,046,699	2,960,679		2,982,832
Total liabilities and equity	4,273,490	4,318,090		4,188,897
Non-Guarantors
Current assets:
Cash and cash equivalents	16,056	22,617	24,226	20,910	20,223	16,110
Accounts receivable, net	35,044	33,885		33,273
Inventories, net	29,628	20,719		29,611
Deferred tax assets, net	268	268		402
Prepaid expenses and other current assets	4,035	3,186		2,418
Total current assets	85,031	80,675		86,614
Property and equipment, net	12,270	13,070		13,357
Goodwill	108,413	107,344		109,693
Intangible assets, net	28,774	31,380		36,453
Investment in subsidiaries	78,501	72,514		127,148
Other assets	1,636	1,557		1,479
Total assets	314,625	306,540		374,744
Current liabilities:
Accounts payable	9,667	10,872		8,054
Other current liabilities	26,259	24,805		20,263
Total current liabilities	35,926	35,677		28,317
Deferred tax liabilities, net	9,923	9,957		11,657
Intercompany payables, net	142,934	142,058		178,104
Other long-term liabilities	1,475	1,485		1,552
Total liabilities	190,258	189,177		219,630
Noncontrolling interests	2,742	2,143		2,680
Total membership equity	121,625	115,220		152,434
Total liabilities and equity	314,625	306,540		374,744
Eliminations
Current assets:
Cash and cash equivalents	(24)	1	11
Inventories, net	(5,771)	10,464		(11,080)
Deferred tax assets, net				(146)
Prepaid expenses and other current assets	512	444		2,640
Total current assets	(5,283)	10,909		(8,586)
Property and equipment, net	(580)	(866)		(5,553)
Goodwill	(28,741)	(28,835)		(29,509)
Investment in subsidiaries	(3,062,566)	(3,056,579)		(3,087,893)
Intercompany receivables	(1,077,460)	(1,138,947)		(1,003,751)
Other assets	(4)	(2)		36
Total assets	(4,174,634)	(4,214,320)		(4,135,256)
Current liabilities:
Accounts payable	11	5
Other current liabilities	1,111	521		2,640
Total current liabilities	1,122	526		2,640
Deferred tax liabilities, net	(527)			1,121
Intercompany payables, net	(1,006,905)	(1,138,947)		(1,003,751)
Total liabilities	(1,006,310)	(1,138,421)		(999,990)
Total membership equity	(3,168,324)	(3,075,899)		(3,135,266)
Total liabilities and equity	$ (4,174,634)	$ (4,214,320)		$ (4,135,256)

Supplemental Guarantor Condensed Consolidated Financial Statements - Schedule of Condensed Consolidating Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2010	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net sales	$ 273,986	$ 284,155	$ 263,118	$ 277,786	$ 249,711	$ 249,811	$ 233,559	$ 242,527	$ 240,076	$ 838,910	$ 790,615	$ 1,074,770	$ 965,973	$ 946,126
Cost of sales (exclusive of amortization of intangible assets)	108,297		107,463							328,334	311,709	418,138	345,270	338,719
Gross profit	165,689	177,726	155,655	166,696	156,555	160,607	149,412	157,962	152,722	510,576	478,906	656,632	620,703	607,407
Operating expenses:
Selling, general and administrative	110,735		115,854							342,617	361,761	487,084	433,408	420,758
Research and development	7,938		6,477							21,695	19,721	26,850	21,892	23,540
Amortization of intangible assets	24,487		24,435							73,505	69,373	93,957	77,523	77,254
Impairment of goodwill and intangible assets												141,006		6,998
Operating Expenses	143,160		146,766							437,817	450,855	748,897	532,823	528,550
Operating (loss) income	22,529	(120,316)	8,889	7,243	11,919	32,895	21,445	15,969	17,571	72,759	28,051	(92,265)	87,880	78,857
Other income (expense):
Interest expense	(46,411)		(42,764)							(134,899)	(126,320)	(169,332)	(155,181)	(157,032)
Interest income	46		77							151	240	345	310	1,033
Loss on modification and extinguishment of debt										(9,398)	(2,065)	(2,065)	(19,798)
Other income (expense), net	1,870		(6,004)							2,931	(1,551)	(2,814)	859	6,073
Nonoperating Income (Expense), Total	(44,495)		(48,691)							(141,215)	(129,696)	(173,866)	(173,810)	(149,926)
(Loss) income from continuing operations before income taxes	(21,966)		(39,802)							(68,456)	(101,645)	(266,131)	(85,930)	(71,069)
Income tax (provision) benefit	(569)		14,096							(3,044)	36,055	52,544	34,255	21,678
(Loss) income from continuing operations												(213,587)	(51,675)	(49,391)
Loss from discontinued operations, net														(319)
Net (loss) income	(22,535)	(147,997)	(25,706)	(18,960)	(20,924)	(11,372)	(7,531)	564	(33,336)	(71,500)	(65,590)	(213,587)	(51,675)	(49,710)
Net income attributable to noncontrolling interests	(27)		(58)							(614)	(668)	(882)	(857)	(723)
Net income (loss) attributable to DJO Finance LLC	(22,562)	(148,211)	(25,764)	(19,255)	(21,239)	(11,402)	(7,715)	243	(33,658)	(72,114)	(66,258)	(214,469)	(52,532)	(50,433)
DJOFL
Other income (expense):
Interest expense	(46,386)		(42,756)							(134,829)	(126,173)	(169,117)	(154,823)	(156,228)
Interest income	4		3							14	10	14	9	7
Loss on modification and extinguishment of debt										(9,398)	(2,065)	(2,065)	(19,798)
Intercompany income (expense)											10,625	10,625	75,099	131,911
Equity in income (loss) of subsidiaries, net	23,821		16,989							72,099	51,345	(53,926)	46,981	(26,123)
Nonoperating Income (Expense), Total	(22,561)		(25,764)							(72,114)	(66,258)	(214,469)	(52,532)	(50,433)
(Loss) income from continuing operations before income taxes	(22,561)		(25,764)							(72,114)	(66,258)	(214,469)	(52,532)	(50,433)
(Loss) income from continuing operations														(50,433)
Net (loss) income	(22,561)		(25,764)							(72,114)	(66,258)	(214,469)	(52,532)	(50,433)
Net income (loss) attributable to DJO Finance LLC	(22,561)		(25,764)							(72,114)	(66,258)	(214,469)	(52,532)	(50,433)
Guarantor
Net sales	241,368		222,120							726,719	654,999	893,036	830,186	804,912
Cost of sales (exclusive of amortization of intangible assets)	97,277		90,555							290,889	264,678	360,601	304,206	290,097
Gross profit	144,091		131,565							435,830	390,321	532,435	525,980	514,815
Operating expenses:
Selling, general and administrative	91,661		94,502							281,024	292,764	394,588	353,854	343,574
Research and development	6,735		5,546							18,346	16,496	23,050	18,062	20,712
Amortization of intangible assets	23,507		23,328							70,523	66,129	89,637	73,560	74,433
Impairment of goodwill and intangible assets												141,006		6,998
Operating Expenses	121,903		123,376							369,893	375,389	648,281	445,476	445,717
Operating (loss) income	22,188		8,189							65,937	14,932	(115,846)	80,504	69,098
Other income (expense):
Interest expense											(10)	(22)	(51)	(635)
Interest income	36		17							72	111	127	191	677
Other income (expense), net	625		(1,820)							2,493	396	986	2,567	4,817
Intercompany income (expense)	366		664							728	(8,134)	18,126	(34,980)	38,335
Nonoperating Income (Expense), Total	1,027		(1,139)							3,293	(7,637)	19,217	(32,273)	43,194
(Loss) income from continuing operations before income taxes	23,215		7,050							69,230	7,295	(96,629)	48,231	112,292
Income tax (provision) benefit	605		15,306							1,381	40,559	57,173	39,791	23,555
(Loss) income from continuing operations														135,847
Loss from discontinued operations, net														(319)
Net (loss) income	23,820		22,356							70,611	47,854	(39,456)	88,022	135,528
Net income (loss) attributable to DJO Finance LLC	23,820		22,356							70,611	47,854	(39,456)	88,022	135,528
Non-Guarantors
Net sales	60,905		60,319							195,903	194,502	263,908	276,295	268,644
Cost of sales (exclusive of amortization of intangible assets)	41,764		37,788							132,130	124,189	168,307	177,592	175,464
Gross profit	19,141		22,531							63,773	70,313	95,601	98,703	93,180
Operating expenses:
Selling, general and administrative	19,080		21,352							61,589	68,997	92,496	79,554	76,201
Research and development	1,203		931							3,349	3,225	3,800	3,830	2,828
Amortization of intangible assets	980		1,107							2,982	3,244	4,320	3,963	2,821
Operating Expenses	21,263		23,390							67,920	75,466	100,616	87,347	81,850
Operating (loss) income	(2,122)		(859)							(4,147)	(5,153)	(5,015)	11,356	11,330
Other income (expense):
Interest expense	(25)		(8)							(70)	(137)	(193)	(307)	(169)
Interest income	6		57							65	119	204	110	349
Other income (expense), net	1,245		(4,184)							438	(1,947)	(3,745)	(1,708)	1,256
Intercompany income (expense)	(407)		1,211							(661)	(468)	(18,381)	2,302	(2,778)
Nonoperating Income (Expense), Total	819		(2,924)							(228)	(2,433)	(22,115)	397	(1,342)
(Loss) income from continuing operations before income taxes	(1,303)		(3,783)							(4,375)	(7,586)	(27,130)	11,753	9,988
Income tax (provision) benefit	(1,174)		(875)							(4,425)	(4,650)	4,775	(5,536)	1,876
(Loss) income from continuing operations														11,864
Net (loss) income	(2,477)		(4,658)							(8,800)	(12,236)	(31,905)	6,217	11,864
Net income attributable to noncontrolling interests	(27)		(58)							(614)	(668)	(882)	(857)	(723)
Net income (loss) attributable to DJO Finance LLC	(2,504)		(4,716)							(9,414)	(12,904)	(32,787)	5,360	11,141
Eliminations
Net sales	(28,287)		(19,321)							(83,712)	(58,886)	(82,174)	(140,508)	(127,430)
Cost of sales (exclusive of amortization of intangible assets)	(30,744)		(20,880)							(94,685)	(77,158)	(110,770)	(136,528)	(126,842)
Gross profit	2,457		1,559							10,973	18,272	28,596	(3,980)	(588)
Operating expenses:
Selling, general and administrative	(6)									4				983
Operating Expenses	(6)									4				983
Operating (loss) income	2,463		1,559							10,969	18,272	28,596	(3,980)	(1,571)
Other income (expense):
Other income (expense), net												(55)
Intercompany income (expense)	41		(1,875)							(67)	(2,023)	(10,370)	(42,421)	(167,468)
Equity in income (loss) of subsidiaries, net	(23,821)		(16,989)							(72,099)	(51,345)	53,926	(46,981)	26,123
Nonoperating Income (Expense), Total	(23,780)		(18,864)							(72,116)	(53,368)	43,501	(89,402)	(141,345)
(Loss) income from continuing operations before income taxes	(21,317)		(17,305)							(61,197)	(35,096)	72,097	(93,382)	(142,916)
Income tax (provision) benefit			(335)								146	(146)		(3,753)
(Loss) income from continuing operations														(146,669)
Net (loss) income	(22,317)		(17,640)							(61,197)	(34,950)	72,243	(93,382)	(146,669)
Net income (loss) attributable to DJO Finance LLC	$ (21,317)		$ (17,640)							$ (61,197)	$ (34,950)	$ 72,243	$ (93,382)	$ (146,669)

Supplemental Guarantor Condensed Consolidated Financial Statements - Schedule of Condensed Consolidating Statements of Operations (Parenthetical) (Detail) (USD $)
In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Amortization of intangible assets	$ 9,837	$ 9,688	$ 29,513	$ 28,831	$ 38,668	$ 36,343	$ 37,884
Guarantor
Amortization of intangible assets	9,837	9,688	29,513	28,831	38,668	36,343	37,884
Non-Guarantors
Amortization of intangible assets	9,837	9,688	29,513	28,831	38,668	36,343	37,884
Eliminations
Amortization of intangible assets	$ 9,837	$ 9,688	$ 29,513	$ 28,831	$ 38,668	$ 36,343	$ 37,884

Supplemental Guarantor Condensed Consolidated Financial Statements - Schedule of Condensed Consolidating Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows From Operating Activities:
Net (loss) income	$ (71,500)	$ (65,590)	$ (213,587)	$ (51,675)	$ (49,710)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation	22,673	21,305	27,294	25,996	27,896
Amortization of intangible assets	73,505	69,373	93,957	77,523	77,254
Amortization of debt issuance costs and non-cash interest expense	7,729	6,270	8,476	13,272	12,679
Stock-based compensation expense	3,563	1,700	2,701	1,888	3,382
Loss (gain) on disposal of assets, net	936	683	4,385	2,067	(2,094)
Loss on disposal of assets, net					964
Impairment of goodwill and intangible assets			141,006		6,998
Deferred income tax (benefit) expense	(1,836)	(43,074)	(60,620)	(39,687)	(23,690)
Provision for doubtful accounts and sales returns	16,442	20,439	31,673	33,077	34,904
Inventory reserves	4,440	5,812	7,706	6,596	7,462
Inventory reserves		5,487
Loss on modification and extinguishment of debt	9,398			19,798
Gain on sales of product lines					(3,058)
Gain on disposal of discontinued operations					(393)
Changes in operating assets and liabilities, net of acquired assets and liabilities:
Accounts receivable	(17,677)	(18,831)	(32,231)	(33,105)	(15,156)
Accounts receivable	(17,677)	(16,815)
Inventories	(16,568)	(11,450)	(13,190)	(13,908)	(1,868)
Inventories	(16,568)	(11,125)
Prepaid expenses and other assets	(3,670)	2,277	8,435	(4,837)	3,438
Accounts payable and other current liabilities	23,868	49,188	17,602	(11,411)	(13,308)
Net cash (used in) provided by operating activities	51,303	40,118	23,605	25,594	67,794
Cash Flows From Investing Activities:
Cash paid in connection with acquisitions, net of cash acquired		(317,669)	(317,669)	(2,045)	(13,086)
Purchases of property and equipment	(23,448)	(29,217)	(39,397)	(27,247)	(28,872)
Proceeds received upon disposition of discontinued operations, net					21,846
Other investing activities, net	(656)	(1,479)	(1,596)	(903)	4,112
Net cash used in investing activities	(24,104)	(348,365)	(358,662)	(30,195)	(16,000)
Cash Flows From Financing Activities:
Proceeds from issuance of debt	751,700	400,000	439,000	447,130	68,260
Repayments of debt and capital lease obligations	(754,824)	(83,620)	(96,826)	(437,367)	(103,521)
Payment of debt issuance costs	(25,234)	(7,612)	(7,694)	(10,282)
Investment by parent	1,000	3,176	3,176	1,489
Cash paid in connection with the cancellation of vested options		(2,000)	(2,000)
Dividend paid by subsidiary to owners of noncontrolling interests		(682)	(1,366)	(557)
Net cash (used in) provided by financing activities	(27,358)	309,262	334,290	413	(35,261)
Effect of exchange rate changes on cash and cash equivalents	215	176	804	(2,291)	(2,405)
Net (decrease) increase in cash and cash equivalents	56	1,191	37	(6,479)	14,128
Cash and cash equivalents at beginning of period	38,169	38,132	38,132	44,611	30,483
Cash and cash equivalents at end of period	38,225	39,323	38,169	38,132	44,611
DJOFL
Cash Flows From Operating Activities:
Net (loss) income	(72,114)	(66,258)	(214,469)	(52,532)	(50,433)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Amortization of debt issuance costs and non-cash interest expense	7,729	6,270	8,476	13,272	12,679
Deferred income tax (benefit) expense		(1,925)	(2,599)
Equity in (income) loss of subsidiaries, net	(72,099)	(51,345)	53,926	(46,981)	26,123
Loss on modification and extinguishment of debt	9,398			19,798
Changes in operating assets and liabilities, net of acquired assets and liabilities:
Prepaid expenses and other assets	131	79	(17)		141
Accounts payable and other current liabilities	23,867	37,273	5,336	(12,653)	(2,962)
Net cash (used in) provided by operating activities	(103,088)	(75,906)	(149,347)	(79,096)	(14,452)
Cash Flows From Financing Activities:
Intercompany	137,154	(237,398)	(191,181)	85,871	56,101
Proceeds from issuance of debt	751,700	400,000	439,000	447,000	68,000
Repayments of debt and capital lease obligations	(754,792)	(83,586)	(96,782)	(433,891)	(102,650)
Payment of debt issuance costs	(25,234)	(7,612)	(7,694)	(10,282)
Investment by parent	1,000	3,176	3,176
Net cash (used in) provided by financing activities	109,828	74,580	146,519	88,698	21,451
Net (decrease) increase in cash and cash equivalents	6,740	(1,326)	(2,828)	9,602	6,999
Cash and cash equivalents at beginning of period	13,773	16,601	16,601	6,999
Cash and cash equivalents at end of period	20,513	15,275	13,773	16,601	6,999
Guarantor
Cash Flows From Operating Activities:
Net (loss) income	70,611	47,854	(39,456)	88,022	135,528
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation	19,063	17,281	23,231	21,403	23,400
Amortization of intangible assets	70,523	66,129	89,637	73,560	74,433
Stock-based compensation expense	3,563	1,700	2,701	1,888	3,382
Loss (gain) on disposal of assets, net	485	391	7,434	1,918
Loss on disposal of assets, net					455
Impairment of goodwill and intangible assets			141,006		6,998
Deferred income tax (benefit) expense	(1,247)	(40,267)	(56,651)	(85,634)	(26,474)
Provision for doubtful accounts and sales returns	16,281	20,105	31,000	31,918	34,175
Inventory reserves	4,198		6,798	5,890	6,894
Inventory reserves		4,609
Gain on sales of product lines					(3,058)
Gain on disposal of discontinued operations					(496)
Changes in operating assets and liabilities, net of acquired assets and liabilities:
Accounts receivable			(30,398)	(31,619)	(17,962)
Accounts receivable	(16,296)	(15,822)
Inventories			(7,631)	(4,081)	(3,958)
Inventories	(12,871)	(7,759)
Prepaid expenses and other assets	(2,856)	3,295	7,351	25,457	17,353
Accounts payable and other current liabilities	345	4,014	3,877	101	(6,143)
Net cash (used in) provided by operating activities	151,799	101,530	178,899	128,823	244,527
Cash Flows From Investing Activities:
Cash paid in connection with acquisitions, net of cash acquired		(317,669)	(317,669)	(2,045)	(2,580)
Purchases of property and equipment	(19,921)	(24,917)	(33,673)	(26,111)	(24,601)
Proceeds received upon disposition of discontinued operations, net					21,846
Other investing activities, net	(656)	(1,484)	(1,603)	1,180	4,112
Net cash used in investing activities	(20,577)	(344,070)	(352,945)	(26,976)	(1,223)
Cash Flows From Financing Activities:
Intercompany	(131,288)	243,762	177,245	(102,826)	(240,224)
Proceeds from issuance of debt					12
Repayments of debt and capital lease obligations	(32)	(32)	(42)	(17,278)	(76)
Investment by parent				1,489
Cash paid in connection with the cancellation of vested options		(2,000)	(2,000)
Net cash (used in) provided by financing activities	(131,320)	241,730	175,203	(118,615)	(240,288)
Net (decrease) increase in cash and cash equivalents	(98)	(810)	1,157	(16,768)	3,016
Cash and cash equivalents at beginning of period	1,778	621	621	17,389	14,373
Cash and cash equivalents at end of period	1,680	(189)	1,778	621	17,389
Non-Guarantors
Cash Flows From Operating Activities:
Net (loss) income	(8,800)	(12,236)	(31,905)	6,217	11,864
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation	3,883	4,091	5,083	4,713	4,992
Amortization of intangible assets	2,982	3,244	4,320	3,963	2,821
Loss (gain) on disposal of assets, net	451	292	438	551
Loss on disposal of assets, net					651
Deferred income tax (benefit) expense	(62)	(736)	(1,224)	45,947	(3,228)
Provision for doubtful accounts and sales returns	161	334	673	1,159	729
Inventory reserves	242		908	706	568
Inventory reserves		878
Changes in operating assets and liabilities, net of acquired assets and liabilities:
Accounts receivable			(1,833)	(1,486)	2,806
Accounts receivable	(1,381)	(993)
Inventories			6,402	(7,449)	(705)
Inventories	6,175	6,263
Prepaid expenses and other assets	(886)	(1,239)	(1,090)	(30,294)	(13,718)
Accounts payable and other current liabilities	(3,533)	7,399	13,062	1,141	(4,456)
Net cash (used in) provided by operating activities	(768)	7,297	(5,166)	25,168	2,324
Cash Flows From Investing Activities:
Cash paid in connection with acquisitions, net of cash acquired					(10,506)
Purchases of property and equipment	(3,519)	(4,087)	(5,536)	(4,233)	(5,961)
Other investing activities, net		5	7	(2,083)
Net cash used in investing activities	(3,519)	(4,082)	(5,529)	(6,316)	(16,467)
Cash Flows From Financing Activities:
Intercompany	(2,489)	609	12,966	(29,249)	21,208
Proceeds from issuance of debt				130	248
Repayments of debt and capital lease obligations		(2)	(2)	13,802	(795)
Dividend paid by subsidiary to owners of noncontrolling interests		(682)	(1,366)	(557)
Net cash (used in) provided by financing activities	(2,489)	(75)	11,598	(15,874)	20,661
Effect of exchange rate changes on cash and cash equivalents	215	176	804	(2,291)	(2,405)
Net (decrease) increase in cash and cash equivalents	(6,561)	3,316	1,707	687	4,113
Cash and cash equivalents at beginning of period	22,617	20,910	20,910	20,223	16,110
Cash and cash equivalents at end of period	16,056	24,226	22,617	20,910	20,223
Eliminations
Cash Flows From Operating Activities:
Net (loss) income	(61,197)	(34,950)	72,243	(93,382)	(146,669)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation	(273)	(67)	(1,020)	(120)	(496)
Loss (gain) on disposal of assets, net			(3,487)	(402)
Loss on disposal of assets, net					(142)
Deferred income tax (benefit) expense	(527)	(146)	(146)		6,012
Equity in (income) loss of subsidiaries, net	72,099	51,345	(53,926)	46,981	(26,123)
Gain on disposal of discontinued operations					103
Changes in operating assets and liabilities, net of acquired assets and liabilities:
Inventories			(11,961)	(2,378)	2,795
Inventories	(9,872)	(9,629)
Prepaid expenses and other assets	(59)	142	2,191		(338)
Accounts payable and other current liabilities	3,189	502	(4,675)		253
Net cash (used in) provided by operating activities	3,360	7,197	(781)	(49,301)	(164,605)
Cash Flows From Investing Activities:
Purchases of property and equipment	(8)	(213)	(188)	3,097	1,690
Net cash used in investing activities	(8)	(213)	(188)	3,097	1,690
Cash Flows From Financing Activities:
Intercompany	(3,377)	(6,973)	970	46,204	162,915
Net cash (used in) provided by financing activities	(3,377)	(6,973)	970	46,204	162,915
Net (decrease) increase in cash and cash equivalents	(25)	11	1
Cash and cash equivalents at beginning of period	1
Cash and cash equivalents at end of period	$ (24)	$ 11	$ 1

Subsequent Events - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended		1 Months Ended	9 Months Ended				1 Months Ended			1 Months Ended
	Sep. 29, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 05, 2012 Subsequent Event Mike S. Zafirovski	Sep. 29, 2012 10.875% Senior Notes	Oct. 01, 2012 10.875% Senior Notes Subsequent Event	Oct. 01, 2012 10.875% Senior Notes Early Tender Offer Subsequent Event	Sep. 29, 2012 8.75% Second Priority Senior Secured Notes	Oct. 01, 2012 8.75% Second Priority Senior Secured Notes Subsequent Event	Oct. 01, 2012 8.75% Second Priority Senior Secured Notes Minimum Subsequent Event	Oct. 01, 2012 8.75% Second Priority Senior Secured Notes Maximum Subsequent Event	Oct. 01, 2012 9.875% Senior Notes Subsequent Event
Subsequent Event [Line Items]
Right to purchase stock granted, number of shares				60,753
Right to purchase stock granted, price per share				16.46
Options to acquire common stock granted, number of shares	2,477,500	983,000		303,767
Options to acquire common stock granted, exercise price per share		$ 16.46		$ 16.46
Total debt and capital lease obligations	$ 2,165,477,000	$ 2,167,911,000	$ 1,825,112,000		$ 465,000,000
Interest rate of Notes					10.88%				8.75%
Final tender expiration date					Oct 9, 2012
Total tender offer consideration per $1,000 principal					1,038.75
Principal amount per note					1,000
Early tender premium per $1,000 of principal					30
Principal value of early tendered notes					363,200,000
Payments made to holders of early tendered notes						392,200,000
Aggregate tender premium cost						18,500,000	14,100,000
Accrued interest							14,900,000
Percentage of the redemption price of the remaining principal amount outstanding						102.72%
Payment made to remaining holders of notes						104,500,000
Unamortized original issuance cost	42,900,000	34,000,000	34,100,000			10,200,000
Unamortized original issuance premium						2,500,000
Senior secured notes issued									100,000,000
Aggregate principal amount										230,000,000	330,000,000	440,000,000
Senior Secured Credit Facility, maturity date								Mar 15, 2018				Apr 15, 2018
Gross proceeds									106,750,000
Issuance premium									$ 6,750,000

Equity - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity Note [Line Items]
Common stock sold, shares	60,753	192,959	93,128
Common stock, value per share	$ 16.46	$ 16.46	$ 16.46
Net proceeds from stock purchases	$ 1	$ 3.2	$ 1.5

Valuation and Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	$ 53,076		$ 47,996		$ 36,154
Provision	27,356		33,016		34,793
Write-offs, net of recoveries	(44,783)		(27,936)		(22,951)
Ending Balance	35,649		53,076		47,996
Allowance for Sales Returns
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance			310		367
Provision	4,317		61		111
Write-offs, net of recoveries	(1,651)		(371)		(168)
Ending Balance	2,666				310
Allowance for Sales Discounts and Other Allowances
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	58,698	[1]	73,850	[1]	65,501	[1]
Provision	184,605	[1]	176,917	[1]	163,616	[1]
Write-offs, net of recoveries	(189,933)	[1]	(192,069)	[1]	(155,267)	[1]
Ending Balance	$ 53,370	[1]	$ 58,698	[1]	$ 73,850	[1]

[1]	Amounts are excluded from the provisions included in the consolidated statements of cash flows as the inclusion would not provide meaningful information.